                                                     Registration No. 33-28598
                                                             File No. 811-5724

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 24                                            [X]
                             --

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 25                                                           [X]
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                      OPPENHEIMER STRATEGIC INCOME FUND
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              (Exact Name of Registrant as Specified in Charter)

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                6803 S. Tucson Way, Centennial, CO 80112-3924
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           (Address of Principal Executive Offices) (Zip Code)

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                                 303-768-3200
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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.
                Two World Financial Center, 225 Liberty Street
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                           New York, New York 10080
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On November 21, 2003 pursuant to paragraph (b)
         -----------------
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ____________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Strategic Income Fund

Prospectus dated November 21, 2003

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Strategic Income Fund is a mutual fund.  It seeks high current income by investing mainly in debt securities in three market sectors: debt securities of foreign governments and companies, U.S. government securities, and lower-rated high-yield securities of U.S. and foreign companies.

      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.

(logo) OppenheimerFunds
The Right Way to Invest

38

Contents

      About the Fund
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      3     The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

      4     Main Risks of Investing in the Fund

      7     The Fund's Past Performance

      8     Fees and Expenses of the Fund

      9     About the Fund's Investments

      15    How the Fund is Managed

      About Your Account
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      15    How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

      24    Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

      26    How to Sell Shares

            By Wire
            By Mail
            By Telephone
            By Checkwriting

      29    How to Exchange Shares

      30    Shareholder Account Rules and Policies

      32    Dividends, Capital Gains and Taxes

      33    Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund seeks high current income by investing mainly in debt securities.

WHAT  DOES  THE  FUND  MAINLY  INVEST  IN?  The Fund  invests  mainly  in debt securities  of  issuers  in three  market  sectors:  foreign  governments  and companies,  U.S. government  securities and lower-rated  high-yield securities of U.S.  and foreign  companies  (commonly  called "junk  bonds").  Those debt securities typically include:

o     foreign government and U.S. government bonds and notes,
o     collateralized mortgage obligations (CMOs),
o     other mortgage-related securities and asset-backed securities,
o     participation interests in loans,
o     "structured" notes,
o     lower-grade,    high-yield   domestic   and   foreign   corporate   debt
      obligations, and
o     "zero-coupon" or "stripped" securities.

      Under normal market conditions, the Fund invests in each of those three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund's investment Manager,
OppenheimerFunds, Inc., believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range - large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

      The Fund's foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or to seek higher investment returns. These include options, futures, forward contracts, CMOs and "structured" notes. The
Fund's investments are more fully explained in "About the Fund's
Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities to buy or sell for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks among the three sectors in which the Fund invests. Their overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The
Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors from time to time.  When buying or selling securities, the portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:

o     Securities offering high current income,
o     Overall portfolio diversification by seeking securities whose market prices tend to move in different directions, and
o     Relative values among the three major market sectors in which the Fund invests.

      The Fund's portfolio managers may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund.  The Fund's diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund's share prices while seeking current income.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking high current income from a fund that normally diversifies its portfolio by investing in a variety of domestic and foreign debt securities, including government securities and lower-grade debt securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that invests in debt securities, particularly high-yield and foreign securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is designed as a long-term investment and may be appropriate as a part of an investor's retirement plan portfolio. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Manager will cause the Fund to under perform other funds having a similar objective.

CREDIT RISK.  Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might fall. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. While the
Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

Special Risks of Lower-Grade Securities.  Because the Fund can invest without limit in securities below investment grade to seek high income, the
      Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities (particularly during general economic downturns).  Securities that are (or that have fallen)
      below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the
      Fund to value or sell them at an acceptable price. These risks can reduce the Fund's share prices and the income it earns.

RISKS OF FOREIGN INVESTING.  The Fund can invest without limit in foreign government and corporate debt securities in both developed and emerging markets. The Fund will normally invest significant amounts of its assets in foreign securities. While foreign securities may offer special investment opportunities, they also have special risks that can reduce the Fund's share prices and income.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities if foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S.
companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Special Risks of Emerging Markets.  The Fund can buy securities in emerging and developing markets. They present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the sale proceeds of a security on a timely basis.

      Emerging markets might have less developed trading markets and exchanges, and less developed legal and accounting systems.  Investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

INTEREST RATE RISKS. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change.
When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for debt securities having longer maturities than for shorter-term debt securities.
The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, the Fund's investments in new securities at lower yields will reduce the Fund's income.

PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. Securities subject to prepayment risk, including the mortgage-related securities that the Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.

      The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If the Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the
Fund paid.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced.  If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fall more.

RISKS OF DERIVATIVE INVESTMENTS. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, structured notes and mortgage-related securities are some of the derivatives the Fund typically uses.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the
Fund's share prices could fall, and the Fund could get less income than expected, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to value or sell them at an acceptable price.
Using derivatives can increase the volatility of the Fund's share prices.

SECTOR ALLOCATION RISKS. In allocating the Fund's investments among the three principal sectors in which the Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, the Manager's expectations about the relative performance of those sectors may be inaccurate, and the Fund's returns might be less than other funds using similar strategies.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Prices of foreign debt securities, particularly in emerging markets, and of high-yield securities can be volatile, and the prices of the Fund's shares and its income can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high-yield market. In the OppenheimerFunds spectrum, the Fund is generally more aggressive and has more risks than funds that focus on U. S. government securities and
investment-grade bonds, but its sector diversification strategy may help make it less volatile than funds that focus solely on investments in high-yield bonds or a single foreign sector, such as emerging markets.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of broad-based market indices.  The after-tax returns for the other classes of shares will vary.

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or
IRAs or to institutional investors not subject to tax.  The Fund's past investment performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/03 through 9/30/03, the cumulative return (not annualized) before taxes for Class A shares was 14.23%.
During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 6.41% (1QTR'93) and the lowest return
(not annualized) before taxes for a calendar quarter was -3.41% (3QTR'98)

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--------------------------------     1 Year        5 Years (or     10 Years (or
Average Annual Total Returns                     Life of Class,   Life of Class,
for the periods ended December                      if Less)         if Less)

31, 2002

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Class A Shares (inception

10/16/89)                             1.77%           2.64%           6.23%
Return Before Taxes                  -1.44%          -0.66%           2.63%
Return After Taxes on                 1.00%           0.42%           3.14%
Distributions
Return After Taxes on
Distributions and Sale of Fund
Shares

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Lehman Brothers Aggregate Bond

Index (reflects no deduction         10.25%           7.55%           7.51%

for fees, expenses or taxes)
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Citigroup World Government Bond
Index (reflects no deduction         19.49%           5.82%           6.64%

for fees, expenses or taxes)
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Class B Shares (inception             0.86%           2.58%           6.28%

11/30/92)
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Class C Shares (inception             4.82%           2.87%           5.30%

5/26/95)
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Class N Shares (inception             5.31%           3.32%            N/A

3/1/01)
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Class Y Shares (inception             6.80%           3.80%            N/A

1/26/98)
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1     From 12/31/92.
  The Fund's average annual total returns include applicable sales charges:
  for Class A shares, the current maximum initial sales charge of 4.75%; for
  Class B shares, the contingent deferred sales charges of 5% (1-year) and 2%
  (5-year); and for Class C and Class N shares, the 1% contingent deferred sales charge for the 1-year period.  There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the
  period after conversion.    The  returns measure the performance of a
  hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the Lehman Brothers Aggregate
  Bond Index, an unmanaged index of U.S. corporate and government bonds, and the Citigroup World Government Bond Index, an unmanaged index of debt securities of major foreign government bond markets.  The indices'
  performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.  The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30,
2003.

Shareholder Fees (charges paid directly from your investment):

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                            Class A     Class B     Class C     Class N     Class Y
                            Shares      Shares      Shares      Shares      Shares
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Maximum Sales Charge         4.75%       None        None        None        None
(Load) on purchases
(as % of offering price)
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Maximum Deferred Sales       None1        5%2         1%3         1%4        None
Charge (Load) (as % of
the lower of the
original offering price
or redemption proceeds)
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1.    A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
   investments  of $1 million or more  ($500,000 for certain  retirement  plan accounts) of Class A shares. See "How Can You Buy Shares" for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                                  Class A    Class B    Class C  Class N   Class Y
                                  Shares     Shares     Shares   Shares    Shares
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Management Fees                     0.53%      0.53%     0.53%     0.53%     0.53%
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Distribution    and/or    Service   0.25%      1.00%     1.00%     0.50%      N/A
(12b-1) Fees

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Other Expenses                      0.17%      0.15%     0.16%     0.31%     0.88%

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Total Annual Operating Expenses     0.95%      1.68%     1.69%     1.34%     1.41%

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Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.38% and 0.91%, respectively, for Class Y shares.  Class A, Class B, Class C and Class N expenses were the same as shown above.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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If shares are redeemed:      1 Year        3 Years       5 Years      10 Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares                $567          $763          $976         $1,586

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---------------------------------------------------------------------------------

Class B Shares                $671          $830         $1,113       $1,6151

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Class C Shares                $272          $533          $918         $1,998

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---------------------------------------------------------------------------------

Class N Shares                $236          $425          $734         $1,613

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---------------------------------------------------------------------------------

Class Y Shares                $144          $446          $771         $1,691

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---------------------------------------------------------------------------------
   If shares are not         1 Year        3 Years       5 Years      10 Years
       redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares                $567          $763          $976         $1,586

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares                $171          $530          $913        $1,6151

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares                $172          $533          $918         $1,998

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares                $136          $425          $734         $1,613

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y Shares                $144          $446          $771         $1,691

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In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.  There is no sales charge on Class Y shares.
1 Class B expenses for years 7 through 10 are based on Class A expenses because Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. At times the Fund might increase the relative emphasis of its investments in one or two sectors because of the Manager's belief that there are greater opportunities for high current income from debt securities of issuers in those sectors relative to other sectors. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its total assets in investments in the securities of any one foreign government or in securities of companies in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. The Fund's share prices and yields will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

      The Fund can invest in different types of debt securities, as described above. The debt securities the Fund buys may be rated by
nationally-recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund can buy investment-grade securities, although it normally invests a substantial part of its assets in debt securities below investment-grade, and can do so without limit.

U.S. Government Securities. The Fund normally invests some of its assets in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one and up to ten years when issued), and Treasury bonds
      (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, and zero-coupon U.S. Treasury securities described below.

o     Obligations of U.S. Government Agencies or Instrumentalities. These
      include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as
      Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain
      circumstances, such as Federal National Mortgage Association bonds
      ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").  Securities issued by Fannie Mae, Freddie
      Mac and the Federal Home Loan Banks are neither guaranteed nor issued by the U.S. government.

o     Mortgage-Related U.S. Government Securities. Pools of residential or commercial mortgages, in the form of CMOs and other "pass-through"
      mortgage securities that are U.S. government securities, have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities.
      The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency or
      instrumentality.

      The Fund may enter into  "forward  roll" (also  referred to as "mortgage
      dollar   rolls")   transactions   with   respect   to   mortgage-related
      securities.   In  this   type  of   transaction,   the   Fund   sells  a
      mortgage-related  security  to a  buyer  and  simultaneously  agrees  to repurchase a similar security at a later date at a set price.

      During the period  between the sale and the purchase,  the Fund will not
      be  entitled  to  receive   interest  and  principal   payments  on  the
      securities  that have been sold.  It is possible  that the market  value of the  securities  the Fund sells may decline  below the price at which
      the  Fund  is  obligated   to   repurchase   securities,   or  that  the
      counterparty might default in its obligation.

High-Yield, Lower-Grade Debt Securities. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds."

      Lower-grade debt securities are rated below "Baa" by Moody's Investors
      Service, Inc. ("Moody's") or lower than "BBB" by Standard & Poor's
      Rating Service ("S&P") or have comparable ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or
      "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

      The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund, and it can buy unrated securities. The Manager may assign a rating to an unrated security that the Manager believes is equivalent to that of a rated security that offers comparable yields and risks.

Private-Issuer Mortgage-Backed Securities. CMOs and other mortgage-related securities issued by private issuers are not U.S. government securities, and are subject to greater credit risks than
      mortgage-related securities that are U.S. government securities. The
      Fund can invest in mortgage-backed securities issued by private issuers. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.
      Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as interest rate risks and prepayment risks), although in some cases they may be supported by insurance or guarantees.

Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, as well as interest rate and prepayment risks.
Foreign Securities.  The Fund can buy a variety of debt securities issued by foreign governments and companies, as well as "supra-national"
      entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies.

o     Investments in Emerging and Developing Markets. The Fund can buy bonds issued out of emerging market countries which are typically denominated in U.S. dollars but may be denominated in any currency.  They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks. The Fund can invest in common and preferred stocks and other equity securities such as warrants and rights of foreign and U.S. companies. However, the Fund does not anticipate having a substantial percentage of its assets invested in those types of securities as part of its normal portfolio strategies.

Zero-Coupon and "Stripped" Securities.  The Fund can buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Fund can invest up to
      50% of its total assets in zero-coupon securities issued by either the
      U.S. government or U.S. companies.  The Fund also can buy "stripped"
      securities that are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities.
      The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S.
      companies. They are subject to the risk of default by the borrower as well as credit risks of the servicing agent of the participation interest, which can cause the Fund to lose money on its investment. The
      Fund can also buy interests in trusts and other entities that hold loan obligations. In that case the Fund will be subject to the trust's credit risks. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower.

Equity Securities.  Equity securities include common stocks, as well as
      "equity equivalents" such as preferred stocks and securities convertible into common stock.  Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt.  The Manager considers some convertible securities to be
      "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the
      Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Fund's Board of
      Trustees can increase that limit to 15%).  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
      "derivative investments."  Options, futures contracts, structured notes, mortgage-related securities and forward contracts are examples of "derivative investments" the Fund uses.  In addition to using derivatives to hedge risks, the Fund can use other derivative investments because they offer the potential for increased income.
      Interest rate and stock market changes in the U.S. and abroad may influence the performance of derivatives.

o     "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity.o  The terms of the instrument may be
      "structured" by the purchaser (the Fund) and the borrower issuing the note.

      The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Hedging.  The Fund can buy and sell futures contracts, put and call options, and forward contracts.  These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes and has limits on its use of them.

      The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to hedge against falling prices of its portfolio securities or to establish a position in the securities market as a temporary substitute for purchasing individual securities.  It might do so to try to manage its exposure to changing interest rates.  Forward contracts and currency options can be used to try to manage foreign currency risks on the Fund's foreign investments.
      The Fund could write covered call options to seek cash for liquidity purposes or to distribute to shareholders.

      Hedging has risks. Options trading involves the payment of premiums and increases portfolio turnover.  If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the
      Fund's return. The Fund could also experience losses if it could not close out a position because of an illiquid market.

"When-Issued"  and  "Delayed-Delivery"  Transactions.  The Fund  can  purchase securities on a "when-issued"  basis and may purchase or sell securities on a  "delayed-delivery"  basis.  These terms refer to  securities  that have  been  created  and for  which a market  exists,  but which are not available for immediate  delivery.  There might be a risk of loss to the
      Fund if the  value of the  security  declines  prior  to the  settlement date.

Portfolio Turnover. The Fund may use short-term trading to try to achieve its objective.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance); however, most of the Fund's portfolio transactions are principal trades that do not entail brokerage fees. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial
      Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during recent fiscal years.

Temporary Defensive and Interim Investments. In times of adverse or unstable market economic or political conditions, the Fund can invest up to 100%
      of its assets in temporary investments that are inconsistent with the
      Fund's principal investment strategies. Generally they would be U.S.
      government securities, highly-rated commercial paper, bank deposits or repurchase agreements. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.
      To the extent the Fund invests defensively in these securities, it may not achieve its investment objective.

Loans of  Portfolio  Securities.  The Fund has  entered  into a  Securities
      Lending  Agreement  with  JP  Morgan  Chase.   Under  the  agreement,
      portfolio  securities  of the Fund may be loaned to brokers,  dealers and other financial  institutions.  The Securities  Lending Agreement provides  that loans  must be  adequately  collateralized  and may be
      made  only  in  conformity   with  the  Fund's   Securities   Lending
      Guidelines,  adopted by the Fund's  Board of  Trustees.  The value of the  securities  loaned may not exceed 25% of the value of the Fund's net assets.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $135 billion in assets as of September 30, 2003, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two
World Financial Center, 225 Liberty Street, New York, New York 10080.

Portfolio Manager.  The portfolio manager of the Fund is Arthur P.
      Steinmetz.  He is the person who has been principally responsible for the day-to-day management of the Fund's investments since the Fund's inception in October 1989.  Mr. Steinmetz is a Vice President of the
      Fund and a Senior Vice President of the Manager.  He also serves as an officer and portfolio manager of other Oppenheimer funds.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets in excess of
      $1 billion.  The Fund's management fee for its last fiscal year ended
      September 30, 2003 was 0.53% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees/Directors has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

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Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N shares.  For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.
      Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

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                          Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%             3.75%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%             2.75%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares of any one or more of the Oppenheimer funds by certain retirement plans that satisfied certain requirements prior to March 1, 2001
      ("grandfathered retirement accounts"). However, those Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Qualified retirement plans (other than grandfathered retirement accounts, single 401(k) plans, SEP IRAs and SIMPLE IRAs) are not permitted to purchase Class A shares without an initial sales charge but subject to a Class A contingent deferred sales charge. The
      Distributor pays dealers of record concessions in an amount equal to
      1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25%
      of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------

Years Since Beginning of Month in     Contingent Deferred Sales Charge on
Which Purchase Order was Accepted     Redemptions in That Year (As % of

                                      Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                 5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                 4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                 3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                 3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                 2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                 1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                           None
-------------------------------------------------------------------------------
      In the table, a "year" is a 12-month period.  In applying the contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge.  See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B,
      Class C or Class N asset-based sales charge and service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.
o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail

requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.
      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions.  For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer. All accounts under common ownership or control within the Oppenheimer funds complex may be counted together for purposes of determining market timing with respect to any exchange involving this Fund.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or existing shareholders may visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of
Trustees. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for the shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend rate at any time without prior notice to shareholders. The amount of those dividends and the dividends paid on the Fund's other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B, Class
C and Class N shares, which normally have higher expenses than Class A and
Class Y shares.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Mutual fund distributions of interest income from U.S. government securities are generally free from state and local income taxes. However, particular states may limit that benefit, and some types of securities, such as repurchase agreements and asset-backed securities, may not qualify for that benefit.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 Class A    Year Ended September 30,                       2003
2002          2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                     $3.64
$3.72         $4.18         $4.33          $4.59
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .26
..32           .36           .43            .42
 Net realized and unrealized gain (loss)                    .43
(.08)         (.43)         (.17)          (.29)

-----------------------------------------------------------------
 Total from investment operations                           .69
..24          (.07)          .26            .13
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.25)
(.30)         (.26)         (.41)          (.39)
 Tax return of capital distribution                          --
(.02)         (.13)           --             --

-----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.25)
(.32)         (.39)         (.41)          (.39)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $4.08
$3.64         $3.72         $4.18          $4.33

=================================================================

--------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       19.59%
6.63%        (1.79)%        6.18%          2.91%

--------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)            $3,873,018
$3,202,825    $3,186,441    $3,431,763     $3,578,105
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $3,521,307
$3,263,490    $3,349,859    $3,517,517     $3,798,380
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     6.60%
7.91%         8.90%         9.98%          9.34%
 Total expenses                                            0.95% 3      1.01%
3       0.93% 3       0.95% 3        0.94% 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    104%
117%          209%          136%           172%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

52  |  OPPENHEIMER STRATEGIC INCOME FUND

 Class B    Year Ended September 30,                2003
2002          2001          2000           1999
------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period              $3.66
$3.73         $4.19         $4.34           $4.61
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .22
..28           .33           .39             .39
 Net realized and unrealized gain (loss)             .44
(.05)         (.43)         (.17)           (.30)

----------------------------------------------------------------------
 Total from investment operations                    .66
..23          (.10)          .22             .09
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.22)
(.28)         (.24)         (.37)           (.36)
 Tax return of capital distribution                   --
(.02)         (.12)           --              --

----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.22)
(.30)         (.36)         (.37)           (.36)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $4.10
$3.66         $3.73         $4.19           $4.34

======================================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                18.62%
6.11%        (2.53)%        5.37%           1.92%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)     $1,686,295        $1,847,182
$2,186,638    $2,581,391      $3,380,689
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $1,757,152        $2,056,449
$2,394,886    $2,907,627      $3,838,145
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets :2
 Net investment income                              5.92%
7.22%         8.14%         9.01%           8.55%
 Total expenses                                     1.68% 3           1.75%
3       1.68% 3       1.71% 3         1.69% 3
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             104%
117%          209%          136%            172%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected
in the total returns. Total returns are not annualized for periods of less than
one full year. Returns do not reflect the deduction of taxes that a shareholder
would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

53  |  OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class C    Year Ended September 30,                        2003
2002         2001         2000          1999
------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                      $3.64
$3.71        $4.17        $4.32         $4.59
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .23
..29          .33          .39           .39
 Net realized and unrealized gain (loss)                     .42
(.06)        (.43)        (.17)         (.30)

-------------------------------------------------------------
 Total from investment operations                            .65
..23         (.10)         .22           .09
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.22)
(.28)        (.24)        (.37)         (.36)
 Tax return of capital distribution                           --
(.02)        (.12)          --            --

-------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.22)
(.30)        (.36)        (.37)         (.36)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $4.07
$3.64        $3.71        $4.17         $4.32

=============================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                        18.45%
6.15%       (2.54)%       5.39%         1.92%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $698,196
$568,487      $553,399     $548,332     $610,686
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $623,598
$571,292      $554,279     $568,742     $650,197
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      5.85%
7.15%        8.15%        9.21%         8.58%
 Total expenses                                             1.69% 3
1.75% 3      1.68% 3      1.71% 3       1.69% 3
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     104%
117%         209%         136%          172%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less
than 0.01%.
See accompanying Notes to Financial Statements.

54  |  OPPENHEIMER STRATEGIC INCOME FUND

 Class  N     Year Ended September 30,
2003              2002                2001 1
-----------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period
$3.65             $3.72               $4.13
-----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
..25               .30                 .22
 Net realized and unrealized gain (loss)
..42              (.05)               (.41)

----------------------------------------------
 Total from investment operations
..67               .25                (.19)
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.24)             (.30)               (.15)
 Tax return of capital distribution
--              (.02)               (.07)

----------------------------------------------
 Total dividends and/or distributions
 to shareholders
(.24)             (.32)               (.22)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$4.08             $3.65               $3.72

==============================================

-----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2
18.82%             6.70%              (4.61)%

-----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                  $30,110
$15,508              $3,215
-----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $22,627
$ 8,954              $1,348
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income
6.08%             7.07%               9.74%
 Total expenses                                               1.34%
4           1.22% 4             0.98% 4
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
104%              117%                209%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year. Returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
See accompanying Notes to Financial Statements.

55  |  OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class Y    Year Ended September 30,                       2003
2002         2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                     $3.64
$3.71        $4.17        $4.32         $4.59
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .26
..32          .36          .46           .44
 Net realized and unrealized gain (loss)                    .42
(.06)        (.42)        (.19)         (.30)

-------------------------------------------------------------
 Total from investment operations                           .68
..26         (.06)         .27           .14
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.25)
(.31)        (.26)        (.42)         (.41)
 Tax return of capital distribution                          --
(.02)        (.14)          --            --

-------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.25)
(.33)        (.40)        (.42)         (.41)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $4.07
$3.64        $3.71        $4.17         $4.32

=============================================================

-----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       19.33%
7.06%       (1.58)%       6.55%         3.07%

-----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)              $240,296
$152,767     $103,858      $75,748       $48,566
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $194,308
$127,992     $ 94,400      $57,127       $32,310
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     6.57%
7.86%        9.09%       11.39%        10.16%
 Total expenses                                            1.41%
1.74%        1.35%        0.83%         0.57%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                0.91%
0.90%        0.78%         N/A 3         N/A 3
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    104%
117%         209%         136%          172%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Strategic Income Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.CALL OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: WWW.OPPENHEIMERFUNDS.COM
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-5724

PR0230.001.1103
Printed on recycled paper

                          Appendix to Prospectus of
                      Oppenheimer Strategic Income Fund

      Graphic material included in the Prospectus of Oppenheimer Strategic
Income Fund under the heading "Annual Total Returns (Class A)(% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Strategic
Income Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the past ten calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                Annual
Year Ended  Total Returns

12/31/93                19.51%
12/31/94                -4.45%
12/31/95                15.38%
12/31/96                12.59%
12/31/97                8.36%
12/31/98                1.67%
12/31/99                4.04%
12/31/00                2.21%
12/31/01                3.52%
12/31/02                6.85%

Oppenheimer Strategic Income Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924

1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 21, 2003

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated November 21, 2003, as supplemented from time to time.  It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Fund's Transfer Agent, OppenheimerFunds
Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the
Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund

How the Fund is

Managed..................................................35Organization and

About Your Account

Financial Information About the Fund

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its goal.  It may use some of the investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. That process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of its competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.

      Additionally, in analyzing a particular issuer, the Manager may consider the trading activity in the issuer's securities, present and anticipated cash flow, estimated current value of its assets in relation to their historical cost, the issuer's experience and managerial expertise, responsiveness to changes in interest rates and business conditions, debt maturity schedules, current and future borrowing requirements, and any change in the financial condition of an issuer and the issuer's continuing ability to meet its future obligations.  The Manager also may consider anticipated changes in business conditions, levels of interest rates of bonds as contrasted with levels of cash dividends, industry and regional prospects, the availability of new investment opportunities and the general economic, legislative and monetary outlook for specific industries, the nation and the world.

|X|   Foreign Securities. The Fund expects to have substantial investments in foreign securities.  For the most part, these will be debt securities issued or guaranteed by foreign companies or governments, including "supra-national"
entities.  "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S.
government or by foreign supra-national entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      The percentage of the Fund's assets that will be allocated to foreign securities will vary over time depending on a number of factors. Those factors may include the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of a country's financial markets, the interest rate climate of particular foreign countries and the relationship of particular foreign currencies to the U.S. dollar.  The
Manager analyzes fundamental economic criteria (for example, relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution.  Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the
Fund will absorb the cost of currency fluctuations.  After the Fund has distributed income, subsequent foreign currency losses may result in the
Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer high income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o     Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the
 International Bank for Reconstruction and Development (commonly called the
 "World Bank"), the Asian Development bank and the Inter-American Development
 Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fund can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds.  Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds.  The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady
Bonds in the normal course.  Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

o     Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example,
                  currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to
                  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
                  U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     foreign exchange contracts;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes on interest and dividends;
o     possibilities in some countries of expropriation, nationalization, confiscatory taxation, political, financial or social
                  instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o     Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada,
Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The
Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's investment objective.

      |X|   Debt Securities.  The Fund can invest in a variety of debt securities to seek its objective. Foreign debt securities are subject to the risks of foreign securities described above. In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

o     Credit Risks.  Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due.  In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent that lower-yield, higher-quality bonds.

      The Fund's debt investments can include high-yield,
non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., at least "BBB" by Standard & Poor's Ratings Group or Duff &
Phelps, Inc., or that have comparable ratings by another
nationally-recognized rating organization.

      In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If securities the Fund buys are unrated, they are assigned a rating by the Manager of comparable quality to bonds having similar yield and risk characteristics within a rating category of a rating organization.

      The Fund does not have investment policies establishing specific maturity ranges for the Fund's investments, and they may be within any maturity range (short, medium or long) depending on the Manager's evaluation of investment opportunities available within the debt securities markets. The
Fund may shift its investment focus to securities of longer maturity as interest rates decline and to securities of shorter maturity as interest rates rise.

o     Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield.  For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      While the changes in value of the Fund's portfolio securities after they are purchased will be reflected in the net asset value of the Fund's shares, those changes normally do not affect the interest income paid by those securities (unless the security's interest is paid at a variable rate pegged to particular interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

o     Special Risks of Lower-Grade Securities. The Fund can invest without limit in lower-grade debt securities, if the Manager believes it is consistent with the Fund's objective. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund may invest in lower-grade securities to try to achieve higher income.

      "Lower-grade" debt securities are those rated below "investment grade"
which means they have a rating lower than "Baa" by Moody's or lower than
"BBB" by Standard & Poor's or Duff & Phelps, or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Fund's portfolio of lower-grade securities.
The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high-yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high-yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high-yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      To the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high-yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Duff & Phelps are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.  Definitions of the debt security ratings categories of the principal rating organizations are included in Appendix A to this Statement of Additional Information.

|X|   Mortgage-Related Securities.  Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or instrumentalities or by private issuers.
These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities
of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.  Mortgage-related securities issued by private issuers have greater credit risk.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages, and it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. As a result, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on the Fund's mortgage-related securities were to decrease broadly, the Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

o     Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.
They may be collateralized by:
(1)   pass-through certificates issued or guaranteed by Ginnie Mae, Fannie
                    Mae, or Freddie Mac,
(2)   unsecuritized mortgage loans insured by the Federal Housing
                    Administration or guaranteed by the Department of
                    Veterans' Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the opposite direction of an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

o     Forward Rolls.  The Fund can enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls").  In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price.  The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.
Proceeds from the sale are invested in short-term instruments, such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

       The Fund will only enter into "covered" rolls.  To assure its future payment of the purchase price, the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

       These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

      |X|  U.S. Government Securities.  These are securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-charted corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the
Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States.  "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United
States if the issuing agency or instrumentality does not meet its commitment.  The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

o     U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of one to ten years), and Treasury bonds (maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U. S. Treasury securities that have been "stripped" by a Federal
Reserve Bank, zero-coupon U.S. Treasury securities described below, and
Treasury Inflation-Protection Securities ("TIPS").

o     Treasury Inflation-Protection Securities. The Fund can buy these TIPS, which are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price
Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o     Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association ("GNMA") pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").

|X|   U.S. Government Mortgage-Related Securities. The Fund can invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below.

o     GNMA Certificates.  The Government National Mortgage Association is a
wholly-owned corporate instrumentality of the United States within the U.S.
Department of Housing and Urban Development.  GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages.  Ginnie Maes are debt securities representing an interest in one mortgage or a pool of mortgages that are insured by the Federal Housing
Administration or the Farmers Home Administration or guaranteed by the
Veterans Administration

      The Ginnie Maes in which the Fund invests are of the "fully modified pass-through" type. They provide that the registered holders of the Ginnie
Maes will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers.  Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

      The Ginnie Maes purchased by the Fund are guaranteed as to timely payment of principal and interest by GNMA.  In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Ginnie Maes will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the
Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments.  If the issuers fail to make those payments, GNMA will do so.

      Under Federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools.  An opinion of an
Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United
States backed by its full faith and credit."  GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages,
Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against
GNMA.  Holders of Ginnie Maes (such as the Fund) have no security interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the Ginnie Maes owned by the Fund. All of the mortgages in the pools relating to the Ginnie Maes in the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors.
While the mortgages on 1-to-4-family dwellings underlying certain Ginnie Maes have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

o     Federal Home Loan Mortgage Corporation ("FHLMC") Certificates. FHLMC, a
corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans.  FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:
(i)   interest payments less servicing and guarantee fees,
(ii)  principal prepayments, and
(iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the
                    mortgage loans in the pool represented by the FHLMC
                    Certificate, in each case whether or not such amounts are
                    actually received.

      The obligations of FHLMC under its guarantees are obligations solely of
FHLMC and are not backed by the full faith and credit of the United States.

o     Federal National Mortgage Association (Fannie Mae) Certificates.
Fannie Mae, a federally-chartered and privately-owned corporation, issues
Fannie Mae Certificates which are backed by a pool of mortgage loans.  Fannie
Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received.  The obligations of Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the
United States or any of its agencies or instrumentalities other than Fannie
Mae.

|X|   Zero-Coupon U.S. Government Securities.  The Fund may buy zero-coupon
U.S. government securities. These will typically be U.S. Treasury Notes and
Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  The discount typically decreases as the maturity date approaches.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|  Portfolio Turnover.  "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year.
For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may continue to have a portfolio turnover rate of more than 100% annually.

      Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time use the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times and at times may not use them.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940 (the "Investment Company Act") that apply to those types of investments.  For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.
      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The
Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X|  Other Zero-Coupon Securities. The Fund may buy zero-coupon and delayed-interest securities, and "stripped" securities of corporations and of foreign government issuers.  These are similar in structure to zero-coupon and "stripped" U.S. government securities, but in the case of foreign government securities, they may or may not be backed by the "full faith and credit" of the issuing foreign government. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

      |X|  "Stripped" Mortgage-Related Securities. The Fund may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

      |X|  Preferred Stocks.  Unlike common stock, preferred stock typically has a stated dividend rate payable from the corporation's earnings.
Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated
dividend in certain cases.  The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      |X|   Floating Rate and Variable Rate Obligations.  Some securities the
Fund can purchase have variable or floating interest rates.  Variable rates are adjusted at stated periodic intervals.  Variable rate obligations can have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard.  The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated
prevailing market rate but is adjusted automatically at specified intervals of not less than one year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally, the issuer must provide a specified number of days' notice to the holder.

|X|   "When-Issued" and "Delayed-Delivery" Transactions.  The Fund can
purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery"
refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, the Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement. There is a risk of loss to the Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

      The Fund may engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time the obligation is entered into.  When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.
      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value.  In a sale transaction, it records the proceeds to be received.  The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X|  Participation Interests.  The Fund may invest in participation interests, subject to the Fund's limitation on investments in illiquid investments.  A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan.  No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower.  The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

      Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments.  If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

      |X|  Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's value on an on-going basis.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|  Illiquid and Restricted Securities.  Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X|   Investments in Equity Securities. The Fund can invest limited amounts of its assets in securities other than debt securities, including certain types of equity securities of both foreign and U.S. companies. However, it does not anticipate investing significant amounts of its assets in these securities as part of its normal investment strategy. Those equity securities include preferred stocks (described above), rights and warrants, and securities convertible into common stock. Certain equity securities may be selected because they may provide dividend income.

o     Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.  The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund can invest in securities of large companies and mid-size companies, but may also buy stocks of small companies, which may have more volatile stock prices than large companies.

o     Convertible Securities.  While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as
"equity equivalents."  As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible debt fixed-income securities.
Convertible securities are subject to the credit risks and interest rate risks described above.

      The value of a convertible security is a function of its "investment value" and its "conversion value."  If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
           (considering the effect of conversion of the convertible
           securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
           appreciation in the price of the issuer's common stock.

o     Rights and Warrants.  The Fund can invest up to 5% of its total assets in warrants or rights. That limit does not apply to warrants and rights the
Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys. The Fund does not expect that it will have significant investments in warrants and rights.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      Loans of Portfolio  Securities.  To raise cash for liquidity purposes or income,  the Fund can lend its portfolio  securities  to brokers,  dealers and other  types  of  financial  institutions  approved  by the  Fund's  Board  of
Trustees.

      The Fund may lend its portfolio  securities  pursuant to the  Securities
Lending Agreement (the "Securities  Lending  Agreement") with JP Morgan Chase, subject  to the  restrictions  stated  in the  Prospectus.  The Fund will lend such  portfolio  securities  to attempt to increase the Fund's  income.  Under the  Securities  Lending  Agreement  and  applicable  regulatory  requirements
(which are subject to change),  the loan  collateral  must,  on each  business day, be at least equal to the value of the loaned  securities and must consist of cash,  bank letters of credit or securities of the U.S.  Government (or its agencies or  instrumentalities),  or other cash  equivalents in which the Fund is permitted to invest.  To be  acceptable  as  collateral,  letters of credit must obligate a bank to pay to JP Morgan Chase, as agent,  amounts demanded by the Fund if the  demand  meets  the  terms of the  letter.  Such  terms of the letter of credit and the issuing bank must be  satisfactory to JP Morgan Chase and the Fund.  The Fund  will  receive,  pursuant  to the  Securities  Lending
Agreement,  80% of  all  annual  net  income  (i.e.,  net  of  rebates  to the
Borrower) from securities  lending  transactions.  JP Morgan Chase has agreed, in general,  to  guarantee  the  obligations  of  borrowers  to return  loaned
securities  and  to  be  responsible  for  expenses   relating  to  securities
lending.  The Fund will be  responsible,  however,  for risks  associated with the investment of cash  collateral,  including the risk that the issuer of the security  in which the cash  collateral  has been  invested in  defaults.  The
Securities  Lending  Agreement  may be terminated by either JP Morgan Chase or the Fund on 30 days' written  notice.  The terms of the Fund's loans must also meet applicable  tests under the Internal  Revenue Code and permit the Fund to reacquire  loaned  securities on five business days' notice or in time to vote on any important matter.

      There are some risks in connection  with  securities  lending.  The Fund might  experience  a delay in  receiving  additional  collateral  to secure a loan,  or a delay  in  recovery  of the  loaned  securities  if the  borrower defaults.  The  Fund  must  receive  collateral  for a  loan.  Under  current applicable  regulatory  requirements  (which are subject to change),  on each business day the loan  collateral  must be at least equal to the value of the loaned  securities.  It  must  consist  of  cash,  bank  letters  of  credit, securities of the U.S.  government or its agencies or  instrumentalities,  or other  cash  equivalents  in which the Fund is  permitted  to  invest.  To be acceptable  as  collateral,  letters  of credit  must  obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the  letter.
 The  terms  of the  letter  of  credit  and the  issuing  bank  both  must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower.  The
Fund may also pay reasonable finders', custodian and administrative fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      Interfund Borrowing and Lending Arrangements. Consistent with its fundamental policies and pursuant to an exemptive order issued by the
Securities and Exchange Commission (the "SEC"), the Fund may engage in borrowing and lending activities with other funds in the OppenheimerFunds complex. Borrowing money from affiliated funds may afford the Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the
Fund to obtain a higher rate of return than it could from interest rates on alternative short-term investments.  The interfund lending arrangement is consistent with applicable regulatory requirements, including the provisions of the SEC order.

o      Interfund Borrowing. The Fund will not borrow from affiliated funds unless the terms of the borrowing arrangement are at least as favorable as the terms the Fund could otherwise negotiate with a third party.  To assure that the Fund will not be disadvantaged by borrowing from an affiliated fund, certain safeguards have been implemented.  Examples of these safeguards include the following:
o     the Fund will not borrow money from affiliated funds unless the interest rate is more favorable than available bank loan rates;
o     the Fund's borrowing from affiliated funds must be consistent with its investment objective and investment policies;
o     the loan rates will be the average of the overnight repurchase agreement rate available through the OppenheimerFunds joint repurchase agreement account and a pre-established formula based on quotations from independent banks to approximate the lowest interest rate at which bank loans would be available to the Fund;
o     if the Fund has outstanding borrowings from all sources greater than
         10% of its total assets, then the Fund must secure each additional outstanding interfund loan by segregating liquid assets of the Fund as collateral;
o     the Fund cannot borrow from an affiliated fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the Trustees will be provided with a report of all interfund loans and the Trustees will monitor all such borrowings to ensure that the
         Fund's participation is appropriate.
      There is a risk that a borrowing fund could have a loan called on one days' notice.  In that circumstance, the Fund might have to borrow from a bank at a higher interest cost if money to lend were not available from another Oppenheimer fund.

o     Interfund Lending. To assure that the Fund will not be disadvantaged by making loans to affiliated funds, certain safeguards have been implemented.
Examples of these safeguards include the following:

o     the Fund will not lend money to affiliated funds unless the interest rate on such loan is determined to be reasonable under the circumstances;
o     the Fund may not make interfund loans in excess of 15% of its net assets;
o     an interfund loan to any one affiliated fund shall not exceed 5% of the
               Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the Manager will provide the Trustees reports on all interfund loans demonstrating that the Fund's participation is appropriate and that the loan is consistent with its investment objectives and policies.

      When the Fund  lends  assets to  another  affiliated  fund,  the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

      |X|  Borrowing for Leverage. The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund cannot borrow money in excess of 331/3% of the value of its total assets
(including the amount borrowed).  The Fund may borrow only from banks and/or affiliated investment companies.  With respect to this policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of 1940. If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the
Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique in the next year but if it does so, it will not likely be to a substantial degree.

      |X|  Asset-Backed Securities.  Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, the Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted.  The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed security, the
Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

|X|   Derivatives.  The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.

      Among the derivative investments the Fund can invest in are structured notes called "index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Currency-indexed securities are typically short-term or intermediate-term debt securities.  Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S.
dollar against one or more foreign currencies or an index.  In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.  This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer.  At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

|X|   Credit Derivatives. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap.  The
Fund may take a short position in the credit default swap (also known as
"buying credit protection"), or may take a long position in the credit default swap note (also known as "selling credit protection").

      The Fund would take a short  position in a credit  default  swap (the
"unfunded swap") against a long portfolio  position to decrease exposure to specific high yield  issuers.  If the short credit  default swap is against a corporate issue, the Fund must own that corporate issue.  However, if the short  credit  default  swap is against  sovereign  debt,  the Fund may own either:  (i) the  reference  obligation,  (ii) any  sovereign  debt of that foreign  country,  or (iii)  sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

      If the Fund takes a short  position in the credit  default  swap,  if there is a credit  event  (including  bankruptcy,  failure  to  timely  pay interest  or  principal,  or a  restructuring),  the Fund will  deliver the defaulted  bonds and the swap  counterparty  will pay the par amount of the bonds.  An  associated  risk is adverse  pricing when  purchasing  bonds to
satisfy  the  delivery   obligation.   If  the  swap  is  on  a  basket  of
securities,  the  notional  amount of the swap is reduced by the par amount of the defaulted  bond, and the fixed payments are then made on the reduced notional amount.

      Taking  a long  position  in the  credit  default  swap  note  (i.e., purchasing  the  "funded  swap")  would  increase  the Fund's  exposure  to specific  high  yield  corporate  issuers.  The goal  would be to  increase liquidity  in that  market  sector  via the swap  note  and its  associated increase  in the  number of  trading  instruments,  the  number and type of market participants, and market capitalization.

      If the Fund takes a long  position in the credit  default  swap note, if there is a credit  event the Fund  will pay the par  amount of the bonds and the swap  counterparty  will  deliver  the  bonds.  If the swap is on a basket of  securities,  the  notional  amount of the swap is reduced by the par amount of the defaulted  bond,  and the fixed payments are then made on the reduced notional amount.

      The  Fund  will  invest  no more  than  25% of its  total  assets  in
"unfunded" credit default swaps.

      The Fund will limit its  investments in "funded"  credit default swap notes to no more than 10% of its total assets.

      Other risks of credit  default  swaps  include the cost of paying for credit protection if there are no credit events,  pricing transparency when assessing the cost of a credit  default swap,  counterparty  risk,  and the need to fund the delivery  obligation  (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

      |X|  Hedging.  The Fund can use hedging instruments. It is not
obligated to use them in seeking its objective although it can write covered calls to seek high current income if the Manager believes that it is appropriate to do so. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could:

o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures.  Covered calls may also be used to increase the Fund's income.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Fund can use are described below.  The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o     Futures.  The Fund can buy and sell futures contracts that relate to
(1) broadly-based securities indices (these are referred to as "financial futures"), (2) commodities (these are referred to as "commodity index futures"), (3) debt securities (these are referred to as "interest rate futures"), (4) foreign currencies (these are referred to as "forward contracts") and (5) an individual stock ("single stock futures").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.  Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the position.
Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups:

(1)   energy, which includes crude oil, natural gas, gasoline and heating oil;
(2)   livestock, which includes cattle and hogs;
(3)   agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa;
(4)   industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and
(5)   precious metals, which includes gold, platinum and silver.  The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the
           individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker").  Initial margin payments will be deposited with the
Fund's Custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.
o     Put and Call Options.  The Fund may buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o     Writing Covered Call Options.  The Fund may write (that is, sell)
covered calls. If the Fund sells a call option, it must be covered.  That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by liquid assets identified on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised.  There is no limit on the amount of the Fund's total assets that may be subject to covered calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a  "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on its books.  The Fund will identify additional liquid assets if the value of the identified assets drops below 100% of the current value of the future.  Because of this identified requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing Put Options.  The Fund may sell put options on securities, broadly-based securities indices, foreign currencies and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  The Fund will not write puts if, as a result, more than
50% of the Fund's net assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the
Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities.  The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the
Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing Calls and Puts.  The Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures. It may do so to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call.  If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment.
However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.  Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may also purchase calls and puts on spread options.  Spread options pay the difference between two interest rates, two exchange rates or two referenced assets.  Spread options are used to hedge the decline in the value of an interest rate, currency or asset compared
to a reference or base interest rate, currency or asset.  The risks associated with spread options are similar to those of interest rate options, foreign exchange options and debt or equity options.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o     Buying and Selling Options on Foreign Currencies.  The Fund can buy and
sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.
The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration from liquid assets identified on the Fund's books upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. In those circumstances, the
Fund covers the option by identifying liquid assets on its books having a value equal to the aggregate amount of the Fund's commitment under such option position.

o     Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  The
Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o     Forward Contracts.  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.  The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge."  The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency.  When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge."

      The Fund will cover its short positions in these cases by identifying liquid assets on its books having a value equal to the aggregate amount of the Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.  As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price.  As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the
Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis.  The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to the
Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o     Interest Rate Swap Transactions.  The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns or as a hedge against a basket of securities held by the Fund that the Manager deems to be closely correlated with the swap transaction. The Fund will not enter into swaps with respect to more than 25%
of its total assets. Also, the Fund will identify on its books liquid assets
(such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party.  Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o     Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract.  The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.  Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

o     Regulatory Aspects of Hedging Instruments.  When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the
Commodities Futures Trading Commission (the "CFTC").  In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC.  The
Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position.  However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange
Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

o     Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code.  However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.  In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code.  An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for Federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1)   gains or losses attributable to fluctuations in exchange rates that occur between the
           time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
           (2) gains or losses attributable to fluctuations in the value of a foreign currency
           between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X|   Temporary Defensive Investments.  When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund's temporary defensive investments can include the following short-term (maturing in one year or less) dollar-denominated debt obligations:

o     obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
o     commercial paper (short-term, unsecured promissory notes) of domestic or foreign companies,
o     debt obligations of domestic or foreign corporate issuers,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks having total assets in excess of $1 billion, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities.  This limit applies to 75% of the Fund's total assets.  The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies.

o     The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  Each foreign government is treated as an "industry" and utilities are divided according to the services they provide.

o     The Fund cannot borrow money in excess of 331/3% of the value of its total assets (including the amount borrowed).  The Fund may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment
Company Act of 1940.

o     The Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements.

o     The Fund cannot invest in real estate, physical commodities or commodity contracts.  However, the Fund may: (1) invest in debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate; (2) invest in hedging instruments permitted by any of its other investment policies; and (3) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities or currencies.

o     The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies?

      The Fund has additional operating policies, which are stated below, that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

o     The Fund cannot invest in securities of other investment companies, except if it acquires them as part of a merger, consolidation or acquisition of assets.

      For purposes of the Fund's policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1989.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The
Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         Classes of Shares. The Trustees are authorized,  without  shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee and a Review Committee.
The Audit Committee is comprised solely of Independent Trustees. The members of the Audit Committee are Edward L. Cameron (Chairman), William L.
Armstrong, George C. Bowen and Robert J. Malone.  The Audit Committee held 6 meetings during the fiscal year ended September 30, 2003. The Audit Committee furnishes the Board with recommendations regarding the selection of the
Fund's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls;  (iii) review reports from the Manager's Internal
Audit Department; (iv) maintaining a separate line of communication between the Fund's independent auditors and its Independent Trustees; and (v)
exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Fund's independent auditors and the pre-approval of the performance by the Fund's independent auditors of any non-audit service, including tax service, for the
Fund and the Manager and certain affiliates of the Manager.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Richard Grabish, Sam Freedman, Beverly Hamilton and F.
William Marshall, Jr.  The Review Committee held 6 meetings during the fiscal year ended September 30, 2003. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the services provided to the Fund by the transfer agent.  The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with
Investment Company Act and other applicable law.

Trustees and Officers of the Fund. Except for Messrs. Murphy and Grabish,
each of the Trustees are "Independent Trustees," as under the Investment
Company Act. Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board II Funds (defined below) for which he is a trustee or director. Mr. Grabish is an "Interested Trustee" because he is affiliated with Centennial Asset Management Corporation (a wholly-owned investment advisory subsidiary of the Manager), by virtue of his positions with A.G. Edwards & Sons, Inc. and its affiliates (as described in his biography below), which is a partial owner of the Manager's parent company.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following
Oppenheimer funds (except for Ms. Hamilton and Messrs. Grabish and Malone, who are not Trustees of Oppenheimer Senior Floating Rate Fund) (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                  Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Champion Income Fund           Fund

Oppenheimer Capital Income Fund            Oppenheimer Strategic Income Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Variable Account Funds
Oppenheimer High Yield Fund                Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
Oppenheimer Integrity Funds                Centennial America Fund, L. P.

                                           Centennial  California  Tax  Exempt

Oppenheimer Limited-Term Government Fund   Trust
Oppenheimer Main Street Funds, Inc.        Centennial Government Trust
Oppenheimer Main Street Opportunity Fund   Centennial Money Market Trust

                                           Centennial   New  York  Tax  Exempt

Oppenheimer Main Street Small Cap Fund     Trust
Oppenheimer Municipal Fund                 Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust II

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs. Murphy, Molleur, Vottiero, Wixted, Zack, Steinmetz, and Mses.
Bechtolt, Feld and Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board II Funds as with the Fund.
As of October 22, 2003, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the
Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board II
Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

      Affiliated Transactions and Material Business Relationships. In 2001,
Mr. Swain surrendered for cancellation 60,000 options of Oppenheimer
Acquisition Company ("OAC") (the Manager's parent holding company) to
MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

James C. Swain,     Formerly,  Chief Executive Officer (until    None       Over
Chairman and        August  27,  2002) of the Board II Funds,
Trustee since 1989  Vice Chairman  (until January 2, 2002) of
Age: 70             the Manager and  President and a director

                    (until   1997)   of   Centennial    Asset
                    Management  Corporation  (a  wholly-owned
                    investment  advisory  subsidiary  of  the

                    Manager).  Oversees 38  portfolios in the             $100,000
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.          Chairman   of   the   following   private

Armstrong,          mortgage banking companies:  Cherry Creek
Trustee since 1999  Mortgage     Company     (since    1991),
Age: 66             Centennial  State Mortgage Company (since
                    1994),   The  El  Paso  Mortgage  Company
                    (since   1993),    Transland    Financial
                    Services,  Inc. (since 1997); Chairman of
                    the following  private  companies:  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich  &  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.    None     $50,001-
                    Armstrong is also a  Director/Trustee  of             $100,000
                    Campus   Crusade   for   Christ  and  the
                    Bradley  Foundation.  Formerly a director
                    of  the  following:   Storage  Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    and  International  Family  Entertainment
                    (television     channel)     (1992-1997),
                    Frontier Real Estate,  Inc.  (residential
                    real estate brokerage)  (1994-1999),  and
                    Frontier Title (title  insurance  agency)
                    (1995-June    1999);   a   U.S.   Senator
                    (January  1979-January 1991). Oversees 38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,     Formerly,  Director and President of A.G.
Trustee since 1993  Edwards  Capital,  Inc.  (General Partner
Age: 72             of private equity funds) (until  February

                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &

                    Sons,   Inc.   (its   brokerage   company    None       Over
                    subsidiary) (until March 1999);  Chairman             $100,000
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    Formerly (until April 1999):  Senior Vice
Trustee since 1997  President   (from   September  1987)  and
Age: 67             Treasurer   (from   March  1985)  of  the

                    Manager;  Vice President (from June 1983)
                    and  Treasurer   (since  March  1985)  of
                    OppenheimerFunds   Distributor,  Inc.  (a
                    subsidiary of the  Manager);  Senior Vice
                    President    (since    February    1992),
                    Treasurer  (since  July  1991)  Assistant
                    Secretary and a director  (since December
                    1991)  of  Centennial   Asset  Management
                    Corporation;    Vice   President   (since
                    October 1989) and Treasurer  (since April
                    1986)  of  HarbourView  Asset  Management
                    Corporation   (an   investment   advisory
                    subsidiary  of the  Manager);  President,
                    Treasurer    and   a    director    (June
                    1989-January  1990) of Centennial Capital
                    Corporation   (an   investment   advisory
                    subsidiary   of   the   Manager);    Vice
                    President  and  Treasurer  (since  August
                    1978) and  Secretary  (since  April 1981)
                    of   Shareholder   Services,    Inc.   (a

                    transfer   agent    subsidiary   of   the            ,00Over
                    Manager);  Vice President,  Treasurer and $10,001-$50 $100,000
                    Secretary   (since   November   1989)  of
                    Shareholder  Financial Services,  Inc. (a
                    transfer   agent    subsidiary   of   the
                    Manager);   Assistant   Treasurer  (since
                    March  1998) of  Oppenheimer  Acquisition
                    Corp.      (the     Manager's      parent
                    corporation);  Treasurer  (since November
                    1989)    of    Oppenheimer    Partnership
                    Holdings,   Inc.   (a   holding   company
                    subsidiary   of   the   Manager);    Vice
                    President  and   Treasurer   (since  July
                    1996)   of    Oppenheimer    Real   Asset
                    Management,  Inc. (an investment advisory
                    subsidiary   of   the   Manager);   Chief
                    Executive  Officer  and  director  (since
                    March  1996)  of  MultiSource   Services,
                    Inc. (a  broker-dealer  subsidiary of the
                    Manager);  Treasurer (since October 1997)
                    of  OppenheimerFunds  International  Ltd.
                    and  OppenheimerFunds  plc (offshore fund
                    management  subsidiaries of the Manager).
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,  A  member  of The  Life  Guard  of  Mount
Trustee since 1999  Vernon,  George  Washington's home (since
Age: 65             June  2000).  Formerly  (March 2001 - May

                    2002)  Director of Genetic  ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);    a   partner   with

                    PricewaterhouseCoopers      LLP     (from    None     $50,001-
                    1974-1999)  (an   accounting   firm)  and             $100,000
                    Chairman    (from    1994-1998),    Price
                    Waterhouse    LLP    Global    Investment
                    Management   Industry   Services   Group.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Chairman  and  Director  (since  1998) of
Trustee since 1990  Rocky    Mountain   Elk   Foundation   (a
Age: 61             not-for-profit    foundation);    and   a

                    director  (since  October  1999)  of P.R.
                    Pharmaceuticals    (a   privately    held
                    company) and  UNUMProvident (an insurance
                    company)  (since June 1, 2002).  Formerly
                    Chairman  and a director  (until  October

                    1996) and President  and Chief  Executive    None     $50,001-
                    Officer   (until  October  1995)  of  the             $100,000
                    Manager;   President,   Chief   Executive
                    Officer  and a  director  of  Oppenheimer
                    Acquisition Corp.,  Shareholders Services
                    Inc. and Shareholder  Financial Services,
                    Inc.  (until October  1995).  Oversees 38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director    of    Colorado    Uplift   (a
Trustee since 1996  non-profit   charity)  (since   September
Age: 63             1984).  Formerly (until October 1994) Mr.
                    Freedman   held   several   positions  in $10,001-$50,00Over
                    subsidiary  or  affiliated  companies  of             $100,000
                    the Manager.  Oversees 38  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L.          Trustee   (since   1996)  of   MassMutual                        000
Hamilton,           Institutional  Funds  and of  MML  Series
Trustee since 2002  Investment   Fund  (open-end   investment
Age: 57             companies);   Director  of  MML  Services

                    (since  April  1987)  and  America  Funds
                    Emerging   Markets   Growth  Fund  (since
                    October   1991)   (both  are   investment
                    companies),  The California  Endowment (a
                    philanthropy  organization)  (since April
                    2002),   and   Community    Hospital   of
                    Monterey   Peninsula,   (since   February
                    2002);  a trustee  (since  February 2000)

                    of  Monterey  International  Studies  (an    None    $10,001-$50,
                    educational    organization),    and   an
                    advisor to Unilever  (Holland)'s  pension
                    fund and to Credit Suisse First  Boston's
                    Sprout   venture   capital   unit.   Mrs.
                    Hamilton   also  is  a   member   of  the
                    investment  committees of the Rockefeller
                    Foundation,  the  University  of Michigan
                    and    Hartford    Hospital.    Formerly,
                    President   (February   1991-April  2000)
                    ARCO   Investment   Management   Company.
                    Oversees    39    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Chairman  and CEO (since  2003) of Steele
Trustee since 2002  Street State Bank (a  commercial  banking
Age: 59             entity);  Director  (since 2001) of Jones

                    Knowledge,   Inc.   (a   privately   held
                    company), U.S. Exploration,  Inc., (since
                    1997),   Colorado  UpLIFT  (a  non-profit
                    organization)  (since 1986) and a trustee

                    of  the   Gallagher   Family   Foundation               Over
                    (non-profit  organization)  (since 2000).    None     $100,000
                    Formerly,   Chairman  of  U.S.   Bank  (a
                    subsidiary  of U.S.  Bancorp and formerly
                    Colorado     National     Bank,)    (July
                    1996-April  1,  1999) and a  director  of
                    Commercial   Assets,    Inc.   (a   REIT)
                    (1993-2000).  Oversees 39  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William          Trustee   (since   1996)  of   MassMutual    None     $50,001-
Marshall, Jr.,      Institutional  Funds  and of  MML  Series
Trustee since 2000  Investment   Fund  (open-end   investment
Age: 61             companies);    Trustee    (since   1987),
                    Chairman  of the Board  (since  2003) and
                    Chairman  of  the  investment   committee
                    (since 1994) for the  Worcester  Polytech
                    Institute;    President   and   Treasurer
                    (since  January  1999) of the SIS Fund (a
                    private not for profit  charitable fund);
                    Trustee  (since 1995) of the  Springfield
                    Library and Museum  Association;  Trustee
                    (since  1996)  of  the  Community   Music
                    School of Springfield.  Formerly,  member
                    of  the   investment   committee  of  the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS & Family
                    Bank,   F.S.B.   (formerly   SIS   Bank);
                    President,  Chief  Executive  Officer and
                    Director (May 1993-December  1998) of SIS
                    Bankcorp,  Inc.  and SIS  Bank  (formerly             $100,000
                    Springfield  Institution for Savings) and
                    Executive   Vice    President    (January
                    1999-July   1999)  of  Peoples   Heritage
                    Financial   Group,   Inc.   Oversees   40
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------

      The address of Mr. Grabish in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------

                                 Interested Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Richard F.         Senior Vice President,  Assistant Director    None       Over
Grabish,           of  Sales  and   Marketing   (since  March
Trustee since 2003 1997),   and  Manager  of  Private  Client
Age:  55           Services   (since   June  1985)  for  A.G.
                   Edwards & Sons,  Inc.  (broker/dealer  and
                   investment   firm).   Chairman  and  Chief
                   Executive  Officer  (since  March 2001) of
                   A.G.   Edwards  Trust  Company;   Director
                   (since  March  1988)  of  A.G.  Edwards  &
                   Sons,  Inc.  Formerly  (until  March 1987)
                   President   and  Vice   Chairman  of  A.G.             $100,000
                   Edwards   Trust   Company.   Oversees   37
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, 225 Liberty Street, New York, New York 10080. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman,   Chief  Executive  Officer  and $10,001-$50,00Over
President and      director  (since June 2001) and  President
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 54            President  and a  director  or  trustee of

                   other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns  shares  of  David  L.
                   Babson & Company,  Inc.); formerly,  Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and

                   trustee (November  1999-November  2001) of             $100,000
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees    66     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Steinmetz, Molleur and Zack and Ms. Feld, Two World Financial Center,
225 Liberty Street, New York, New York 10080, for Messrs. Vottiero and Wixted
and Mses. Bechtolt and Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924.
Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with

Fund,
Length of Service, Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Arthur P. Steinmetz,    Senior Vice President of the Manager (since March 1993) and
Vice President and      of HarbourView Asset Management Corporation (since March
Portfolio Manager       2000); an officer of 6 portfolios in the OppenheimerFunds
since 1989              complex.
Age:  44
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Age: 44                 Asset Management  Corporation,  Shareholder Services,  Inc.,
                        Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc (offshore fund  management  subsidiaries of the Manager)
                        (since  May 2000) and OFI  Institutional  Asset  Management,
                        Inc. (since  November  2000);  Treasurer and Chief Financial
                        Officer  (since May 2000) of  Oppenheimer  Trust  Company (a
                        trust  company   subsidiary   of  the  Manager);   Assistant
                        Treasurer  (since  March  1999) of  Oppenheimer  Acquisition
                        Corp.  and  OppenheimerFunds  Legacy  Program  (since  April
                        2000);   formerly  Principal  and  Chief  Operating  Officer
                        (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund
                        Services  Division.  An  officer  of 82  portfolios  in  the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 84
Age: 40                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 40                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 82 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Vice President &        (since February 2002) of the Manager;  General Counsel and a
Secretary since 2001    director   (since   November   2001)   of   OppenheimerFunds
Age: 55                 Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        And  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 45                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 73 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 45                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 82
Age: 38                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

Remuneration of
Trustees. The officers
of the Fund and Mr.
Murphy (who is an
officer and Trustee of
the Fund) are
affiliated with the
Manager and receive no
salary or fee from the
Fund.  The remaining
Trustees of the Fund
received the
compensation shown
below from the Fund
with respect to the
Fund's fiscal year
ended September 30,
2003. The compensation
from all 41 of the
Board II Funds
(including the Fund)
represents
compensation received
for serving as a
director or trustee
and member of a
committee (if
applicable) of the
boards of those funds
during the calendar
year ended December
31, 2002.

-------------------------------------------------------------------------------------

Trustee Name and Other               Aggregate Compensation from Fund1                       Total Compensation From Fund and Fund Complex Paid to Trustees
Fund Position(s) (as

applicable)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------

James C. Swain                         $30,999                $177,996

Chairman of the Board of
Trustees
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

William L. Armstrong                   $17,678                 $92,076

Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Avis                         $17,678                 $92,199

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                        $16,678                 $91,124

Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Edward L. Cameron                      $20,117                 $99,743

Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                          $20,117                 $94,590

Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                           $17,678                 $92,199

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Richard F. Grabish                        $0                   $9,0132

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Beverly Hamilton                       $17,4383              $113,6594,5
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone                      $17,438 6               $58,3264
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

F. William Marshall, Jr.               $17,678                $138,1247
Review Committee Member

-------------------------------------------------------------------------------

Effective  July 1, 2002,  C.  Howard  Kast and Robert M.  Kirchner  retired as
Trustees  from the Board II Funds.  For the calendar  year ended  December 31,
2002,  Mr. Kast  received  $41,451 and Mr.  Kirchner  received  $38,001  total compensation  from all of the  Oppenheimer  funds  for  which  they  served as
Trustee.
1.    Aggregate   Compensation   from   Fund   includes   fees  and   deferred
   compensation, if any, for a Trustee.
2.    Effective  October 27, 2003,  Mr.  Grabish was elected as Trustee on all
   Board II Funds (with the  exception of  Oppenheimer  Senior  Floating  Rate
   Fund). Prior to that date, "Total  Compensation From Fund and Fund Complex"
   paid to Mr.  Grabish  for  service as a Trustee,  as well as service on the
   Review Committee was paid only by Centennial  Government Trust,  Centennial
   California Tax Exempt Trust,  Centennial Money Market Trust, Centennial New
   York Tax Exempt Trust,  Centennial Tax Exempt Trust and Centennial  America
   Fund,  L.P.  (total of six funds for which he previously  served as Trustee on the Board II Funds).  Mr. Grabish was appointed to the Review  Committee beginning  February 24, 2003. Had he served on the Review Committee for the
   2002 calendar  year, his "Total  Compensation  From Trust and Fund Complex"
   would have been higher.
3.    Includes  $17,438  deferred under Deferred  Compensation  Plan described below.
4.    Mrs.  Hamilton  and Mr.  Malone were elected as Trustees of the Board II
   Funds effective June 1, 2002. Total  compensation for Mrs. Hamilton and Mr.
   Malone  was  paid  by all  the  Board  II  Funds,  with  the  exception  of
   Oppenheimer  Senior  Floating  Rate Fund for which  they  currently  do not serve as Trustees (total of 40 Oppenheimer funds at December 31, 2002).
5.    Includes  $55,333  compensation  (of  which  100% was  deferred  under a deferred  compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment  companies  (MassMutual  Institutional Funds and
   MML  Series  Investment  Fund)  the  investment  adviser  for  which is the indirect parent company of the Fund's  Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of
   MassMutual Institutional Funds.
6.    Includes  $17,438  deferred under Deferred  Compensation  Plan described below.
7.    Includes  $47,000  compensation  paid to Mr.  Marshall  for serving as a trustee by two  open-end  investment  companies  (MassMutual  Institutional
   Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of MassMutual Institutional Funds.

* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund in
accordance with the instructions for Form N-1A.  The Manager does not consider MassMutual Institutional Funds and MML Series Investment Fund to be
part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

|X|   Deferred Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee.  The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustee's fees under the plan will not materially affect the Fund's assets, liabilities and net income per share.  The plan will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

|X|   Major Shareholders. As of October 22, 2003 the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding securities were:

      Citigroup Global
      Mkts Inc,
      109801250, Attn
      Cindy Tempesta,
      7th Floor, 333
      West 34th Street,
      New York, NY
      10001-2483, which
      owned
      26,748,776.311
      Class B shares
      (6.65% of the
      Class B shares
      then outstanding).

      Citigroup Global
      Mkts Inc,
      109801250, Attn
      Cindy Tempesta,
      7th Floor, 333
      West 34th Street,
      New York, NY
      10001-2483, which
      owned
      11,575,150.496
      Class C shares
      (6.73% of the
      Class C shares
      then outstanding).

      MLPF&S for the
      sole benefit of
      its customers,
      Attn: Fund
      Admn/#97G06, 4800
      Deer Lake Dr E,
      Fl 3,
      Jacksonville, FL
      32246-6484, which
      owned
      8,795,994.848
      Class C shares
      (5.12% of the
      Class C shares
      then outstanding).

      RPSS Tr, Ganot
      Corporation, 401K
      PSP, Attn:  S.
      Klurman & H
      Lichtman, 4000
      Hollywood Blvd,
      Ste 530N,
      Hollywood, FL
      33021-6789, which
      owned 606,474.343
      Class N shares
      (8.10% of the
      Class N shares
      then outstanding).

      Mass Mutual Life
      Insurance Co,
      Separate
      Investment Acct,
      Attn: N225, 1295
      State St,
      Springfield, MA
      01111-0001, which
      owned
      20,664,218.302
      Class Y shares
      (35.78% of the
      Class Y shares
      then outstanding).

      Opp Capital
      Preservation
      Fund, Attn: Brian
      Wixted, 6803 S.
      Tucson Way,
      Englewood, CO
      80112-3924, which
      owned
      14,566,073.121
      Class Y shares
      (25.22% of the
      Class Y shares
      then outstanding).

        Mass Mutual
      Life Insurance
      Co, Separate
      Investment Acct,
      Attn: N225, 1295
      State St,
      Springfield, MA
      01111-0001, which
      owned
      8,995,247.599
      Class Y shares
      (15.57% of the
      Class Y shares
      then outstanding).

        Mass Mutual
      Life Insurance
      Co, Separate
      Investment Acct,
      Attn: N225, 1295
      State St,
      Springfield, MA
      01111-0001, which
      owned
      6,931,967.785
      Class Y shares
      (12.00% of the
      Class Y shares
      then outstanding).

        Mass Mutual
      Life Insurance
      Co, Separate
      Investment Acct,
      Attn: N225, 1295
      State St,
      Springfield, MA
      01111-0001, which
      owned
      4,444,690.730
      Class Y shares
      (7.69% of the
      Class Y shares
      then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be  viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV., or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities
("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders.
The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio Proxy Voting
Guidelines and to maintain records of such portfolio proxy voting.  The Proxy
Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund support proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The
      Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than
August 31st of each year. The first such filing is due no later than August
31, 2004, for the twelve months ended June 30, 2004. Once filed, the
Fund's Form N-PX filing will be available (i)without charge, upon request, by calling the Fund toll-free at 1.800.225.5677 and (ii)on the SEC's website at WWW.SEC.GOV.
-----------

      |X|   The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Fixed Income Portfolio Team provide the portfolio managers with counsel and support in managing the
Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all
administrative and    clerical personnel Management Fees Paid to
OppenheimerFunds, Inc. required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the
Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees legal and audit expenses custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including, litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

 Fiscal Year ended 9/30:y

-------------------------------------------------------------------------------
----------------------------------------------------------------------------

           2001                              $33,795,878

----------------------------------------------------------------------------
----------------------------------------------------------------------------

           2002                              $31,984,221

----------------------------------------------------------------------------
----------------------------------------------------------------------------

           2003                              $32,424,727

----------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions on its part with respect to any of its duties under the agreement.
      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees, including a majority of the Independent
Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. The
Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays. These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement. Among other factors, the
Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund. These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times. The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to Independent
Trustees and experienced Counsel to the Independent Trustees who assisted the
Board in its deliberations.  The Independent Trustees Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board, including the Independent
Trustees, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.
The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the
"best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The
Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers
(other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the
Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      Other funds by the Manager may purchase or sell the sane securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.  If two or more funds advised by the Manager or the
Sub-Advisor purchase the same security on the same day from the same dealer, the Manager or the Sub-Advisor may average the price of the transactions and allocate the average among the funds.

-------------------------------------------------------------------------------

 Fiscal Year Ended 9/30:      Total Brokerage Commissions Paid by the Fund1

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           2001                                 $719,920

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           2002                                $1,046,022

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           2003                                $1,061,7562

-------------------------------------------------------------------------------

1.    Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2.    During the fiscal year ended 9/30/03, the amount of transactions directed to brokers for research services was $34,136,984 and the amount of the commissions paid to broker-dealers for those services was $41,919.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

---------------------------------------------------------------------------------

                  Class A   Fiscal Year Ended 9/30:                                           Aggregate Front-End Sales Charges on Class A Shares
                 Front-End
                   Sales
                  Charges
                Retained by
                Distributor

---------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         2001                  $7,153,223                  $1,940,739

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         2002                  $4,841,002                  $1,420,119

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         2003                  $5,134,030                  $1,418,393

-------------------------------------------------------------------------------

1.    Includes amounts retained by a broker-dealer that is an affiliate or a parent of the distributor.

-------------------------------------------------------------------------------

               Concessions on   Concessions on  Concessions on   Concessions
 Fiscal Year   Class A Shares   Class B Shares  Class C Shares    on Class N
 Ended 9/30:    Advanced by      Advanced by      Advanced by       Shares
                Distributor1     Distributor1    Distributor1    Advanced by
                                                                 Distributor1

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2001          $729,152       $13,529,708      $1,449,887       $38,409

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2002          $330,235        $8,201,918      $1,150,891       $116,766

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2003          $594,870        $6,186,560      $1,150,531       $122,428

-------------------------------------------------------------------------------

1.    The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

-------------------------------------------------------------------------------

 Fiscal Year      Class A          Class B          Class C        Class N
                 Contingent       Contingent      Contingent      Contingent
               Deferred Sales   Deferred Sales  Deferred Sales     Deferred
                  Charges          Charges          Charges     Sales Charges
                Retained by      Retained by      Retained by    Retained by
 Ended 9/30     Distributor      Distributor      Distributor    Distributor

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2003          $115,085        $6,274,772        $97,016        $41,724

-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

------------------------------------------------------------------------------
      For the fiscal year ended September 30, 2003 payments under the Class A plan totaled $8,660,139, of which $25,427 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $554,215 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.
------------------------------------------------------------------------------

      |X|   Class B, Class C and Class N Distribution and Service Plan Fees.
Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. In cases where the
Distributor is the broker of record for Class B, Class C and Class N shares,
i.e. shareholders without the services of a broker directly invest in the
Fund, the Distributor will retain the asset-based sales charge and service fee for Class B, Class C and Class N shares.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

---------------------------------------------------------------------------------

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares, and
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

 Distribution Fees Paid to the Distributor for the Fiscal Year Ended 9/30/03

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class:             Total         Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                  Payments    Retained by      Unreimbursed      of Net Assets
                 Under Plan   Distributor   Expenses Under Plan     of Class

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

 Class B Plan   $17,575,847   $12,679,6581     $101,273,876          6.01%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

 Class C Plan    $6,232,376   $1,064,2352       $18,958,511          2.72%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

 Class N Plan     $112,928      $91,1623         $545,064            1.81%

---------------------------------------------------------------------------------

1.    Includes $143,267 paid to an affiliate of the Distributor's parent company.
2.    Includes $164,087 paid to an affiliate of the Distributor's parent company.
3.    Includes $7,595 paid to an affiliate of the Distributor's parent company.

-----------

      All payments under   the Class    B, Class     C and   Class N     plans
are subject  to  the limitations  imposed  by the Conduct Rules    of the
National Association of Securities Dealers, Inc.on payments of asset-based sales charges and service fees.
-----------

Performance of the Fund

Explanation of Performance Terminology.
The Fund uses a  variety of terms to illustrate its investment performance.
Those terms include "cumulative total return," "average annual total return,"
"average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's
Transfer  Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.
In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods
(or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance  to the performance of other funds for the same periods.
However, a number of  factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

o
         Yields and total returns measure the performance of a hypothetical account in the Fund over various periods  and do not show the
         performance of each shareholder's account. Your account's   performance
         will vary from  the model performance data if your dividends are received in
         cash,
         or
         you
         buy
         or
         sell
         shares
         during
         the
         period,
         or
         you
         bought
         your
         shares
         at
         a
         different
         time
         and
         price
         than
         the
         shares
         used
         in
         the
         model.
o     The Fund's performance  returns do not reflect the effect
         of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not  insured by  the FDIC or any other government agency.
o     The
         principal
         value
         of
         the
         Fund's
         shares,
         its
         yields
         and
         total
         returns
         are
         not
         guaranteed
         and
         normally
         will
         fluctuate
         on
         a
         daily
         basis.
o     When
         an
         investor's
         shares
         are
         redeemed,
         they
         may
         be
         worth
         more
         or
         less
         than
         their
         original
         cost.
o
         Yields and total returns for any given  past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of  shares is shown  separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated  to the particular class.

|X|
Yields.
The Fund uses a  variety of  different yields to  illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o
Standardized Yield. The  "standardize yield"  (sometimes  referred to just as
"yield") is shown  for a class of  shares for a stated  30-day period. It is not  based on actual distribution paid by the Fund to shareholders in the
30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

-----------
Standardized
   Yield

                          ------

                           cd

------------------------------------------------------------------------------

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B, Class C and Class N shares is the net asset value per share, without considering the effect of contingent deferred sales charges. There is no sales charge on
Class Y shares.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

-------------------------------------------------------------------------------

            The Fund's Yields for the 30-Day Periods Ended 9/30/03

-------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class of  Standardized Yield                   Dividend Yield
Shares

---------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                Without         After         Without            After
             Sales Charge   Sales Charge    Sales Charge      Sales Charge

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A          5.16%          4.91%          5.91%             5.63%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B          4.43%           N/A           5.15%              N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C          4.43%           N/A           5.18%              N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N          4.70%           N/A           5.44%              N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class Y          5.15%           N/A           5.90%              N/A

-------------------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) is based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

         Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return

-----------

    P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 9/30/03

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class of   Cumulative Total             Average Annual Total Returns
Shares         Returns

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                  1-Year                            10-Year
                                                    5-Year
                                                     (or              (or
                                                life-of-class,   life-of-class,
                                                   if less)         if less)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

          After     Without  After    Without  After   Without  After   Without
          Sales     Sales    Sales    Sales    Sales   Sales    Sales   Sales
           Charge    Charge   Charge   Charge  Charge   Charge  Charge   Charge

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A    82.97%1  92.09%1   13.91%   19.59%   5.44%   6.47%    6.23%   6.75%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B    83.58%2  83.58%2   13.62%   18.62%   5.38%   5.67%    6.26%   6.26%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C    68.22%3  68.22%3   17.45%   18.45%   5.65%   5.65%   6.43%3   6.43%3

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N    20.92%4  20.92%4   17.82%   18.82%  7.64%4   7.64%4    N/A     N/A

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y    37.20%5  37.20%5   19.33%   19.33%   6.67%   6.67%   5.73%5   5.73%5

---------------------------------------------------------------------------------

1. Inception of Class A:      10/16/89.
2. Inception of Class B:      11/30/92.
3. Inception of Class C:      5/26/95.
4. Inception of Class N:      3/01/01.
5.    Inception of Class Y: 1/26/98.

 -------------------------------------------------------------------------------

     Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                         For the Periods Ended 9/30/03

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

                                1-Year           5-Year           10 Years

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 After       Taxes      on      11.29%           2.25%             2.75%
 Distributions

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 After Taxes on                 8.84%           2.57%              3.04%
 Distributions and
 Redemption of Fund Shares

 -------------------------------------------------------------------------------

  1. Inception of Class A shares: 10/16/89.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among multi-sector bond category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and

o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and

o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Income Fund           Oppenheimer Municipal Bond Fund
Oppenheimer Champion Income Fund          Oppenheimer New Jersey Municipal Fund
Oppenheimer Convertible Securities Fund   Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Developing Markets Fund       Street Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Emerging Growth Fund          Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Opportunities Fund     Municipals
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer Limited-Term Government Fund  Limited-Term New York Municipal Fund
Oppenheimer Limited Term Municipal Fund   Rochester Fund Municipals
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge
on the purchase of Class A shares of
each of the Oppenheimer funds described
above except the money market funds and
Oppenheimer Senior Floating Rate Fund.
Under certain circumstances described in
this Statement of Additional
Information, redemption proceeds of
certain money market fund shares may be
subject to a contingent deferred sales
charge.

Letters of Intent. Under a Letter of
Intent ("Letter"), if you purchase Class
A shares or Class A and Class B shares
of the Fund and other Oppenheimer funds
during a 13-month period, you can reduce
the sales charge rate that applies to
your purchases of Class A shares. The
total amount of your intended purchases
of both Class A and Class B shares will
determine the reduced sales charge rate
for the Class A shares purchased during
that period. You can include purchases
made up to 90 days before the date of
the Letter. Letters do not consider
Class C or Class N shares you purchase
or may have purchased.

      A Letter is an investor's
statement in writing to the Distributor
of the intention to purchase Class A
shares or Class A and Class B shares of
the Fund (and other Oppenheimer funds)
during a 13-month period (the "Letter
period"). At the investor's request,
this may include purchases made up to 90
days prior to the date of the Letter.
The Letter states the investor's
intention to make the aggregate amount
of purchases of shares which, when added
to the investor's holdings of shares of
those funds, will equal or exceed the
amount specified in the Letter.
Purchases made by reinvestment of
dividends or distributions of capital
gains and purchases made at net asset
value without sales charge do not count
toward satisfying the amount of the
Letter.

      A Letter enables an investor to
count the Class A and Class B shares
purchased under the Letter to obtain the
reduced sales charge rate on purchases
of Class A shares of the Fund (and other
Oppenheimer funds) that applies under
the Right of Accumulation to current
purchases of Class A shares. Each
purchase of Class A shares under the
Letter will be made at the offering
price (including the sales charge) that
applies to a single lump-sum purchase of
shares in the amount intended to be
purchased under the Letter.

      In submitting a Letter, the
investor makes no commitment to purchase
shares. However, if the investor's
purchases of shares within the Letter
period, when added to the value (at
offering price) of the investor's
holdings of shares on the last day of
that period, do not equal or exceed the
intended purchase amount, the investor
agrees to pay the additional amount of
sales charge applicable to such
purchases. That amount is described in
"Terms of Escrow," below (those terms
may be amended by the Distributor from
time to time). The investor agrees that
shares equal in value to 5% of the
intended purchase amount will be held in
escrow by the Transfer Agent subject to
the Terms of Escrow. Also, the investor
agrees to be bound by the terms of the
Prospectus, this Statement of Additional
Information and the application used for
a Letter. If those terms are amended, as
they may be from time to time by the
Fund, the investor agrees to be bound by
the amended terms and that those
amendments will apply automatically to
existing Letters.

      If the total eligible purchases
made during the Letter period do not
equal or exceed the intended purchase
amount, the concessions previously paid
to the dealer of record for the account
and the amount of sales charge retained
by the Distributor will be adjusted to
the rates applicable to actual total
purchases. If total eligible purchases
during the Letter period exceed the
intended purchase amount and exceed the
amount needed to qualify for the next
sales charge rate reduction set forth in
the Prospectus, the sales charges paid
will be adjusted to the lower rate. That
adjustment will be made only if and when
the dealer returns to the Distributor
the excess of the amount of concessions
allowed or paid to the dealer over the
amount of concessions that apply to the
actual amount of purchases. The excess
concessions returned to the Distributor
will be used to purchase additional
shares for the investor's account at the
net asset value per share in effect on
the date of such purchase, promptly
after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold
shares in escrow for  purchases of shares
of the Fund and other  Oppenheimer  funds
by   OppenheimerFunds   prototype  401(k)
plans  under a  Letter.  If the  intended
purchase  amount  under a Letter  entered
into  by  an  OppenheimerFunds  prototype
401(k) plan is not  purchased by the plan
by the end of the  Letter  period,  there
will  be  no  adjustment  of  concessions
paid to the  broker-dealer  or  financial
institution  of record for accounts  held
in the name of that plan.

      In determining the total amount of
purchases made under a Letter, shares
redeemed by the investor prior to the
termination of the Letter period will be
deducted. It is the responsibility of
the dealer of record and/or the investor
to advise the Distributor about the
Letter when placing any purchase orders
for the investor during the Letter
period. All of such purchases must be
made through the Distributor.

      |X|   Terms of Escrow That Apply
      to Letters of Intent.

      1. Out of the initial purchase (or
subsequent purchases if necessary) made
pursuant to a Letter, shares of the Fund
equal in value up to 5% of the intended
purchase amount specified in the Letter
shall be held in escrow by the Transfer
Agent. For example, if the intended
purchase amount is $50,000, the escrow
shall be shares valued in the amount of
$2,500 (computed at the offering price
adjusted for a $50,000 purchase). Any
dividends and capital gains
distributions on the escrowed shares
will be credited to the investor's
account.

      2. If the total minimum investment
specified under the Letter is completed
within the 13-month Letter period, the
escrowed shares will be promptly
released to the investor.

      3. If, at the end of the 13-month
Letter period the total purchases
pursuant to the Letter are less than the
intended purchase amount specified in
the Letter, the investor must remit to
the Distributor an amount equal to the
difference between the dollar amount of
sales charges actually paid and the
amount of sales charges which would have
been paid if the total amount purchased
had been made at a single time. That
sales charge adjustment will apply to
any shares redeemed prior to the
completion of the Letter. If the
difference in sales charges is not paid
within twenty days after a request from
the Distributor or the dealer, the
Distributor will, within sixty days of
the expiration of the Letter, redeem the
number of escrowed shares necessary to
realize such difference in sales
charges. Full and fractional shares
remaining after such redemption will be
released from escrow. If a request is
received to redeem escrowed shares prior
to the payment of such additional sales
charge, the sales charge will be
withheld from the redemption proceeds.

      4. By signing the Letter, the
investor irrevocably constitutes and
appoints the Transfer Agent as
attorney-in-fact to surrender for
redemption any or all escrowed shares.
5.    The shares eligible for purchase
under the Letter (or the holding of
which may be counted toward completion
of a Letter) include:
(a)   Class A shares sold with a
            front-end sales charge or
            subject to a Class A
            contingent deferred sales
            charge,
(b)   Class B shares of other
            Oppenheimer funds acquired
            subject to a contingent
            deferred sales charge, and
(c)   Class A or Class B shares acquired
            by exchange of either (1)
            Class A shares of one of the
            other Oppenheimer funds that
            were acquired subject to a
            Class A initial or
            contingent deferred sales
            charge or (2) Class B shares
            of one of the other
            Oppenheimer funds that were
            acquired subject to a
            contingent deferred sales
            charge.

      6. Shares held in escrow hereunder
will automatically be exchanged for
shares of another fund to which an
exchange is requested, as described in
the section of the Prospectus entitled
"How to Exchange Shares" and the escrow
will be transferred to that other fund.

Asset Builder Plans. As explained in the
Prospectus, you must initially establish
your account with $500. Subsequently,
you can establish an Asset Builder Plan
to automatically purchase additional
shares directly from a bank account for
as little as $50. For those accounts
established prior to November 1, 2002
and which have previously established
Asset Builder Plans, additional
purchases will remain at $25. Shares
purchased by Asset Builder Plan payments
from bank accounts are subject to the
redemption restrictions for recent
purchases described in the Prospectus.
Asset Builder Plans are available only
if your bank is an ACH member. Asset
Builder Plans may not be used to buy
shares for OppenheimerFunds
employer-sponsored qualified retirement
accounts. Asset Builder Plans also
enable shareholders of Oppenheimer Cash
Reserves to use their fund account to
make monthly automatic purchases of
shares of up to four other Oppenheimer
funds.

      If you make payments from your
bank account to purchase shares of the
Fund, your bank account will be debited
automatically. Normally the debit will
be made two business days prior to the
investment dates you selected on your
application. Neither the Distributor,
the Transfer Agent nor the Fund shall be
responsible for any delays in purchasing
shares that result from delays in ACH
transmissions.

      Before you establish Asset Builder
payments, you should obtain a prospectus
of the selected fund(s) from your
financial advisor (or the Distributor)
and request an application from the
Distributor. Complete the application
and return it. You may change the amount
of your Asset Builder payment or you can
terminate these automatic investments at
any time by writing to the Transfer
Agent. The Transfer Agent requires a
reasonable period (approximately 10
days) after receipt of your instructions
to implement them. The Fund reserves the
right to amend, suspend or discontinue
offering Asset Builder plans at any time
without prior notice.

Retirement Plans. Certain types of
retirement plans are entitled to
purchase shares of the Fund without
sales charge or at reduced sales charge
rates, as described in Appendix C to
this Statement of Additional
Information. Certain special sales
charge arrangements described in that
Appendix apply to retirement plans whose
records are maintained on a daily
valuation basis by Merrill Lynch Pierce
Fenner & Smith, Inc. ("Merrill Lynch")
or an independent record keeper that has
a contract or special arrangement with
Merrill Lynch. If on the date the plan
sponsor signed the Merrill Lynch record
keeping service agreement the plan has
less than $3 million in assets (other
than assets invested in money market
funds) invested in applicable
investments, then the retirement plan
may purchase only Class B shares of the
Oppenheimer funds. Any retirement plans
in that category that currently invest
in Class B shares of the Fund will have
their Class B shares converted to Class
A shares of the Fund when the plan's
applicable investments reach $5 million.

      OppenheimerFunds has entered into
arrangements with certain record keepers
whereby the Transfer Agent compensates
the record keeper for its record keeping
and account servicing functions that it
performs on behalf of the participant
level accounts of a retirement plan.
While such compensation may act to
reduce the record keeping fees charged
by the retirement plan's record keeper,
that compensation arrangement may be
terminated at any time, potentially
affecting the record keeping fees
charged by the retirement plan's record
keeper.

Cancellation of Purchase Orders.
Cancellation of purchase orders for the
Fund's shares (for example, when a
purchase check is returned to the Fund
unpaid) causes a loss to be incurred
when the net asset values of the Fund's
shares on the cancellation date is less
than on the purchase date. That loss is
equal to the amount of the decline in
the net asset value per share multiplied
by the number of shares in the purchase
order. The investor is responsible for
that loss. If the investor fails to
compensate the Fund for the loss, the
Distributor will do so. The Fund may
reimburse the Distributor for that
amount by redeeming shares from any
account registered in that investor's
name, or the Fund or the Distributor may
seek other redress.

Classes of Shares. Each class of shares
of the Fund represents an interest in
the same portfolio of investments of the
Fund. However, each class has different
shareholder privileges and features. The
net income attributable to Class B,
Class C or Class N shares and the
dividends payable on Class B, Class C or
Class N shares will be reduced by
incremental expenses borne solely by
that class. Those expenses include the
asset-based sales charges to which Class
B, Class C and Class N shares are
subject.

      The availability of different
classes of shares permits an investor to
choose the method of purchasing shares
that is more appropriate for the
investor. That may depend on the amount
of the purchase, the length of time the
investor expects to hold shares, and
other relevant circumstances. Class A
shares normally are sold subject to an
initial sales charge. While Class B,
Class C and Class N shares have no
initial sales charge, the purpose of the
deferred sales charge and asset-based
sales charge on Class B, Class C and
Class N shares is the same as that of
the initial sales charge on Class A
shares - to compensate the Distributor
and brokers, dealers and financial
institutions that sell shares of the
Fund. A salesperson who is entitled to
receive compensation from his or her
firm for selling Fund shares may receive
different levels of compensation for
selling one class of shares rather than
another.

      The Distributor will not accept
any order in the amount of $500,000 or
more for Class B shares or $1 million or
more for Class C shares on behalf of a
single investor (not including dealer
"street name" or omnibus accounts). That
is because generally it will be more
advantageous for that investor to
purchase Class A shares of the Fund.

      Class A Shares Subject to a
Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset
value whether or not subject to a
contingent deferred sales charge as
described in the Prospectus, no sales
concessions will be paid to the
broker-dealer of record, as described in
the Prospectus, on sales of Class A
shares purchased with the redemption
proceeds of shares of another mutual
fund offered as an investment option in
a retirement plan in which Oppenheimer
funds are also offered as investment
options under a special arrangement with
the Distributor, if the purchase occurs
more than 30 days after the Oppenheimer
funds are added as an investment option
under that plan. Additionally, that
concession will not be paid on purchases
of Class A shares by a retirement plan
made with the redemption proceeds of
Class N shares of one or more
Oppenheimer funds held by the plan for
more than 18 months.

      |X|   Class B Conversion. Under
current interpretations of applicable
federal income tax law by the Internal
Revenue Service, the conversion of Class
B shares to Class A shares 72 months
after purchase is not treated as a
taxable event for the shareholder. If
those laws or the IRS interpretation of
those laws should change, the automatic
conversion feature may be suspended. In
that event, no further conversions of
Class B shares would occur while that
suspension remained in effect. Although
Class B shares could then be exchanged
for Class A shares on the basis of
relative net asset value of the two
classes, without the imposition of a
sales charge or fee, such exchange could
constitute a taxable event for the
shareholder, and absent such exchange,
Class B shares might continue to be
subject to the asset-based sales charge
for longer than six years.

      |X|   Availability of Class N
Shares. In addition to the description
of the types of retirement plans which
may purchase Class N shares contained in
the prospectus, Class N shares also are
offered to the following:
o     to all rollover IRAs (including
            SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made
            to Individual 401(k) plans,
            Profit-Sharing Plans and
            Money Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored
            Pinnacle and Ascender
            retirement plans,
o     to all trustee-to-trustee IRA
            transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as
            defined in Appendix C to
            this Statement of Additional
            Information) which have
            entered into a special
            agreement with the
            Distributor for that purpose,
o     to Retirement Plans qualified
            under Sections 401(a) or
            401(k) of the Internal
            Revenue Code, the
            recordkeeper or the plan
            sponsor for which has
            entered into a special
            agreement with the
            Distributor,
o     to Retirement Plans of a plan
            sponsor where the aggregate
            assets of all such plans
            invested in the Oppenheimer
            funds is $500,000 or more,
o     to OppenheimerFunds-sponsored
            Ascender 401(k) plans that
            pay for the purchase with
            the redemption proceeds of
            Class A shares of one or
            more Oppenheimer funds, and
o     to certain customers of
            broker-dealers and financial
            advisors that are identified
            in a special agreement
            between the broker-dealer or
            financial advisor and the
            Distributor for that purpose.

      The sales concession and the
advance of the service fee, as described
in the Prospectus, will not be paid to
dealers of record on sales of Class N
shares on:
o     purchases of Class N shares in
            amounts of $500,000 or more
            by a retirement plan that
            pays for the purchase with
            the redemption proceeds of
            Class A shares of one or
            more Oppenheimer funds
            (other than rollovers from
            an
            OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k)
            plan to any IRA invested in
            the Oppenheimer funds),
o     purchases of Class N shares in
            amounts of $500,000 or more
            by a retirement plan that
            pays for the purchase with
            the redemption proceeds of
            Class C shares of one or
            more Oppenheimer funds held
            by the plan for more than
            one year (other than
            rollovers from an
            OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k)
            plan to any IRA invested in
            the Oppenheimer funds), and
o     on purchases of Class N shares by
            an
            OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k)
            plan made with the
            redemption proceeds of Class
            A shares of one or more
            Oppenheimer funds.

      No sales concessions will be paid
to the broker-dealer of record, as
described in the Prospectus, on sales of
Class N shares purchased with the
redemption proceeds of shares of another
mutual fund offered as an investment
option in a retirement plan in which
Oppenheimer funds are also offered as
investment options under a special
arrangement with the Distributor, if the
purchase occurs more than 30 days after
the Oppenheimer funds are added as an
investment option under that plan.

      |X|   Allocation of Expenses. The
Fund pays expenses related to its daily
operations, such as custodian fees,
Trustees' fees, transfer agency fees,
legal fees and auditing costs. Those
expenses are paid out of the Fund's
assets and are not paid directly by
shareholders. However, those expenses
reduce the net asset values of shares,
and therefore are indirectly borne by
shareholders through their investment.

      The methodology for calculating
the net asset value, dividends and
distributions of the Fund's share
classes recognizes two types of
expenses. General expenses that do not
pertain specifically to any one class
are allocated pro rata to the shares of
all classes. The allocation is based on
the percentage of the Fund's total
assets that is represented by the assets
of each class, and then equally to each
outstanding share within a given class.
Such general expenses include management
fees, legal, bookkeeping and audit fees,
printing and mailing costs of
shareholder reports, Prospectuses,
Statements of Additional Information and
other materials for current
shareholders, fees to unaffiliated
Trustees, custodian expenses, share
issuance costs, organization and
start-up costs, interest, taxes and
brokerage commissions, and non-recurring
expenses, such as litigation costs.

      Other expenses that are directly
attributable to a particular class are
allocated equally to each outstanding
share within that class. Examples of
such expenses include distribution and
service plan (12b-1) fees, transfer and
shareholder servicing agent fees and
expenses, and shareholder meeting
expenses (to the extent that such
expenses pertain only to a specific
class).

Account Fees. As stated in the
Prospectus, a $12 annual fee is assessed
on any account valued at less than $500.
This fee will not be assessed on the
following accounts:
o     Accounts that have balances below
         $500 due to the automatic
         conversion of shares from Class
         B to Class A shares;
o     Accounts with an active Asset
         Builder Plan, payroll deduction
         plan or a military allotment
         plan;
o     OppenheimerFunds-sponsored group
         retirement accounts that are
         making continuing purchases;
o     Certain accounts held by
         broker-dealers through the
         National Securities Clearing
         Corporation; and
o     Accounts that fall below the $500
         threshold due solely to market
         fluctuations within the
         12-month period preceding the
         date the fee is deducted.

      The fee is automatically deducted
from qualifying accounts annually on or
about the second to last business day of
September. This annual fee is waived for
any shareholders who elect to access
their account documents through
electronic document delivery rather than
in paper copy and who elect to utilize
the Internet or PhoneLink as their
primary source for their general
servicing needs. To sign up to access
account documents electronically via
eDocs Direct, please visit the Service
Center on our website at
WWW.OPPENHEIMERFUNDS.COM or call
------------------------
1.888.470.0862 for instructions.

Determination of Net Asset Values Per
Share. The net asset values per share of
each class of shares of the Fund are
determined as of the close of business
of the Exchange on each day that the
Exchange is open. The calculation is
done by dividing the value of the Fund's
net assets attributable to a class by
the number of shares of that class that
are outstanding. The Exchange normally
closes at 4:00 P.M., Eastern time, but
may close earlier on some other days
(for example, in case of weather
emergencies or on days falling before a
U.S. holiday). All references to time in
this Statement of Additional Information
mean "Eastern time." The Exchange's most
recent annual announcement (which is
subject to change) states that it will
close on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and
Christmas Day. It may also close on
other days.

      Dealers other than Exchange
members may conduct trading in certain
securities on days on which the Exchange
is closed (including weekends and
holidays) or after 4:00 P.M. on a
regular business day. Because the Fund's
net asset values will not be calculated
on those days, the Fund's net asset
values per share may be significantly
affected on such days when shareholders
may not purchase or redeem shares.
Additionally, trading on European and
Asian stock exchanges and
over-the-counter markets normally is
completed before the close of the
Exchange.

      Changes in the values of
securities traded on foreign exchanges
or markets as a result of events that
occur after the prices of those
securities are determined, but before
the close of The Exchange, will not be
reflected in the Fund's calculation of
its net asset values that day unless the
Manager determines that the event is
likely to effect a material change in
the value of the security. The Manager,
or an internal valuation committee
established by the Manager, as
applicable, may establish a valuation,
under procedures established by the
Board and subject to the approval,
ratification and confirmation by the
Board at its next ensuing meeting.

      |X|   Securities Valuation. The
Fund's Board of Trustees has established
procedures for the valuation of the
Fund's securities. In general those
procedures are as follows:
o     Equity securities traded on a U.S.
securities exchange or on Nasdaq(R)are
valued as follows:
(1)   if last sale information is
               regularly reported, they
               are valued at the last
               reported sale price on
               the principal exchange on
               which they are traded or
               on Nasdaq, as applicable,
               on that day, or
(2)   if last sale information is not
               available on a valuation
               date, they are valued at
               the last reported sale
               price preceding the
               valuation date if it is
               within the spread of the
               closing "bid" and "asked"
               prices on the valuation
               date or, if not,  at the
               closing "bid" price on
               the valuation date.
o     Equity securities traded on a
foreign securities exchange generally
are valued in one of the following ways:
(1)   at the last sale price available
               to the pricing service
               approved by the Board of
               Trustees/Directors, or
(2)   at the last sale price obtained by
               the Manager from the
               report of the principal
               exchange on which the
               security is traded at its
               last trading session on
               or immediately before the
               valuation date, or
(3)   at the mean between the "bid" and
               "asked" prices obtained
               from the principal
               exchange on which the
               security is traded or, on
               the basis of reasonable
               inquiry, from two market
               makers in the security.
o     Long-term debt securities having a
remaining maturity in excess of 60 days
are valued based on the mean between the
"bid" and "asked" prices determined by a
portfolio pricing service approved by
the Fund's Board of Trustees or obtained
by the Manager from two active market
makers in the security on the basis of
reasonable inquiry.
o     The following securities are
valued at the mean between the "bid" and
"asked" prices determined by a pricing
service approved by the Fund's Board of
Trustees or obtained by the Manager from
two active market makers in the security
on the basis of reasonable inquiry:
(1)   debt instruments that have a
               maturity of more than 397
               days when issued,
(2)   debt instruments that had a
               maturity of 397 days or
               less when issued and have
               a remaining maturity of
               more than 60 days, and
(3)   non-money market debt instruments
               that had a maturity of
               397 days or less when
               issued and which have a
               remaining maturity of 60
               days or less.
o     The following securities are
valued at cost, adjusted for
amortization of premiums and accretion
of discounts:
(1)   money market debt securities held
               by a non-money market
               fund that had a maturity
               of less than 397 days
               when issued that have a
               remaining maturity of 60
               days or less, and
(2)   debt instruments held by a money
               market fund that have a
               remaining maturity of 397
               days or less.
o     Securities (including restricted
securities) not having readily-available
market quotations are valued at fair
value determined under the Board's
procedures. If the Manager is unable to
locate two market makers willing to give
quotes, a security may be priced at the
mean between the "bid" and "asked"
prices provided by a single active
market maker (which in certain cases may
be the "bid" price if no "asked" price
is available).

      In the case of U.S. government
securities, mortgage-backed securities,
corporate bonds and foreign government
securities, when last sale information
is not generally available, the Manager
may use pricing services approved by the
Board of Trustees/Directors. The pricing
service may use "matrix" comparisons to
the prices for comparable instruments on
the basis of quality, yield and
maturity. Other special factors may be
involved (such as the tax-exempt status
of the interest paid by municipal
securities). The Manager will monitor
the accuracy of the pricing services.
That monitoring may include comparing
prices used for portfolio valuation to
actual sales prices of selected
securities.
      The closing prices in the London
foreign exchange market on a particular
business day that are provided to the
Manager by a bank, dealer or pricing
service that the Manager has determined
to be reliable are used to value foreign
currency, including forward contracts,
and to convert to U.S. dollars
securities that are denominated in
foreign currency.

      Puts, calls, and futures are
valued at the last sale price on the
principal exchange on which they are
traded or on Nasdaq, as applicable, as
determined by a pricing service approved
by the Board of Trustees or by the
Manager. If there were no sales that
day, they shall be valued at the last
sale price on the preceding trading day
if it is within the spread of the
closing "bid" and "asked" prices on the
principal exchange or on Nasdaq on the
valuation date. If not, the value shall
be the closing bid price on the
principal exchange or on Nasdaq on the
valuation date. If the put, call or
future is not traded on an exchange or
on Nasdaq, it shall be valued by the
mean between "bid" and "asked" prices
obtained by the Manager from two active
market makers. In certain cases that may
be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an
amount equal to the premium received is
included in the Fund's Statement of
Assets and Liabilities as an asset. An
equivalent credit is included in the
liability section. The credit is
adjusted ("marked-to-market") to reflect
the current market value of the option.
In determining the Fund's gain on
investments, if a call or put written by
the Fund is exercised, the proceeds are
increased by the premium received. If a
call or put written by the Fund expires,
the Fund has a gain in the amount of the
premium. If the Fund enters into a
closing purchase transaction, it will
have a gain or loss, depending on
whether the premium received was more or
less than the cost of the closing
transaction. If the Fund exercises a put
it holds, the amount the Fund receives
on its sale of the underlying investment
is reduced by the amount of premium paid
by the Fund.

How to Sell Shares

The information below supplements the
terms and conditions for redeeming
shares set forth in the Prospectus.

Checkwriting. When a check is presented
to United Missouri Bank (the "Bank") for
clearance, the Bank will ask the Fund to
redeem a sufficient number of full and
fractional shares in the shareholder's
account to cover the amount of the
check. This enables the shareholder to
continue receiving dividends on those
shares until the check is presented to
the Fund. Checks may not be presented
for payment at the offices of the Bank
or the Fund's custodian bank. This
limitation does not affect the use of
checks for the payment of bills or to
obtain cash at other banks. The Fund
reserves the right to amend, suspend or
discontinue offering checkwriting
privileges at any time. The Fund will
provide you notice whenever it is
required to do so by applicable law.

      In choosing to take advantage of
the Checkwriting privilege, by signing
the account application or by completing
a Checkwriting card, each individual who
signs:
(1)   for individual accounts,
         represents that they are the
         registered owner(s) of the
         shares of the Fund in that
         account;
(2)   for accounts for corporations,
         partnerships, trusts and other
         entities, represents that they
         are an officer, general
         partner, trustee or other
         fiduciary or agent, as
         applicable, duly authorized to
         act on behalf of the registered
         owner(s);
(3)   authorizes the Fund, its Transfer
         Agent and any bank through
         which the Fund's drafts
         (checks) are payable to pay all
         checks drawn on the Fund
         account of such person(s) and
         to redeem a sufficient amount
         of shares from that account to
         cover payment of each check;
(4)   specifically acknowledges that if
         they choose to permit checks to
         be honored if there is a single
         signature on checks drawn
         against joint accounts, or
         accounts for corporations,
         partnerships, trusts or other
         entities, the signature of any
         one signatory on a check will
         be sufficient to authorize
         payment of that check and
         redemption from the account,
         even if that account is
         registered in the names of more
         than one person or more than
         one authorized signature
         appears on the Checkwriting
         card or the application, as
         applicable;
(5)   understands that the Checkwriting
         privilege may be terminated or
         amended at any time by the Fund
         and/or the Fund's bank; and
(6)   acknowledges and agrees that
         neither the Fund nor its bank
         shall incur any liability for
         that amendment or termination
         of checkwriting privileges or
         for redeeming shares to pay
         checks reasonably believed by
         them to be genuine, or for
         returning or not paying checks
         that have not been accepted for
         any reason.

Sending Redemption Proceeds by Federal
Funds Wire. The Federal Funds wire of
redemption proceeds may be delayed if
the Fund's custodian bank is not open
for business on a day when the Fund
would normally authorize the wire to be
made, which is usually the Fund's next
regular business day following the
redemption. In those circumstances, the
wire will not be transmitted until the
next bank business day on which the Fund
is open for business. No dividends will
be paid on the proceeds of redeemed
shares awaiting transfer by Federal
Funds wire.

Reinvestment Privilege. Within six
months of a redemption, a shareholder
may reinvest all or part of the
redemption proceeds of:
o     Class A shares purchased subject
         to an initial sales charge or
         Class A shares on which a
         contingent deferred sales
         charge was paid, or
o     Class B shares that were subject
         to the Class B contingent
         deferred sales charge when
         redeemed.

      The reinvestment may be made
without sales charge only in Class A
shares of the Fund or any of the other
Oppenheimer funds into which shares of
the Fund are exchangeable as described
in "How to Exchange Shares" below.
Reinvestment will be at the net asset
value next computed after the Transfer
Agent receives the reinvestment order.
The shareholder must ask the Transfer
Agent for that privilege at the time of
reinvestment. This privilege does not
apply to Class C, Class N or Class Y
shares. The Fund may amend, suspend or
cease offering this reinvestment
privilege at any time as to shares
redeemed after the date of such
amendment, suspension or cessation.

      Any capital gain that was realized
when the shares were redeemed is
taxable, and reinvestment will not alter
any capital gains tax payable on that
gain. If there has been a capital loss
on the redemption, some or all of the
loss may not be tax deductible,
depending on the timing and amount of
the reinvestment. Under the Internal
Revenue Code, if the redemption proceeds
of Fund shares on which a sales charge
was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds
within 90 days of payment of the sales
charge, the shareholder's basis in the
shares of the Fund that were redeemed
may not include the amount of the sales
charge paid. That would reduce the loss
or increase the gain recognized from the
redemption. However, in that case the
sales charge would be added to the basis
of the shares acquired by the
reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus
states that payment for shares tendered
for redemption is ordinarily made in
cash. However, under certain
circumstances, the Board of Trustees of
the Fund may determine that it would be
detrimental to the best interests of the
remaining shareholders of the Fund to
make payment of a redemption order
wholly or partly in cash. In that case,
the Fund may pay the redemption proceeds
in whole or in part by a distribution
"in kind" of liquid securities from the
portfolio of the Fund, in lieu of cash.

      The Fund has elected to be
governed by Rule 18f-1 under the
Investment Company Act. Under that rule,
the Fund is obligated to redeem shares
solely in cash up to the lesser of
$250,000 or 1% of the net assets of the
Fund during any 90-day period for any
one shareholder. If shares are redeemed
in kind, the redeeming shareholder might
incur brokerage or other costs in
selling the securities for cash. The
Fund will value securities used to pay
redemptions in kind using the same
method the Fund uses to value its
portfolio securities described above
under "Determination of Net Asset Values
Per Share." That valuation will be made
as of the time the redemption price is
determined.

Involuntary Redemptions. The Fund's
Board of Trustees has the right to cause
the involuntary redemption of the shares
held in any account if the aggregate net
asset value of those shares is less than
$500 or such lesser amount as the Board
may fix. The Board will not cause the
involuntary redemption of shares in an
account if the aggregate net asset value
of such shares has fallen below the
stated minimum solely as a result of
market fluctuations. If the Board
exercises this right, it may also fix
the requirements for any notice to be
given to the shareholders in question
(not less than 30 days). The Board may
alternatively set requirements for the
shareholder to increase the investment,
or set other terms and conditions so
that the shares would not be
involuntarily redeemed.

Transfers of Shares. A transfer of
shares to a different registration is
not an event that triggers the payment
of sales charges. Therefore, shares are
not subject to the payment of a
contingent deferred sales charge of any
class at the time of transfer to the
name of another person or entity. It
does not matter whether the transfer
occurs by absolute assignment, gift or
bequest, as long as it does not involve,
directly or indirectly, a public sale of
the shares. When shares subject to a
contingent deferred sales charge are
transferred, the transferred shares will
remain subject to the contingent
deferred sales charge. It will be
calculated as if the transferee
shareholder had acquired the transferred
shares in the same manner and at the
same time as the transferring
shareholder.

      If less than all shares held in an
account are transferred, and some but
not all shares in the account would be
subject to a contingent deferred sales
charge if redeemed at the time of
transfer, the priorities described in
the Prospectus under "How to Buy Shares"
for the imposition of the Class B, Class
C and Class N contingent deferred sales
charge will be followed in determining
the order in which shares are
transferred.

Distributions From Retirement Plans.
Requests for distributions from
OppenheimerFunds-sponsored IRAs,
SEP-IRAs, SIMPLE IRAs, 403(b)(7)
custodial plans, 401(k) plans or pension
or profit-sharing plans should be
addressed to "Trustee, OppenheimerFunds
Retirement Plans," c/o the Transfer
Agent at its address listed in "How To
Sell Shares" in the Prospectus or on the
back cover of this Statement of
Additional Information. The request
must:
(1)   state the reason for the
         distribution;
(2)   state the owner's awareness of tax
         penalties if the distribution
         is premature; and
(3)   conform to the requirements of the
         plan and the Fund's other
         redemption requirements.

      Participants (other than
self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or
profit-sharing plans with shares of the
Fund held in the name of the plan or its
fiduciary may not directly request
redemption of their accounts. The plan
administrator or fiduciary must sign the
request.

      Distributions from pension and
profit sharing plans are subject to
special requirements under the Internal
Revenue Code and certain documents
(available from the Transfer Agent) must
be completed and submitted to the
Transfer Agent before the distribution
may be made. Distributions from
retirement plans are subject to
withholding requirements under the
Internal Revenue Code, and IRS Form W-4P
(available from the Transfer Agent) must
be submitted to the Transfer Agent with
the distribution request, or the
distribution may be delayed. Unless the
shareholder has provided the Transfer
Agent with a certified tax
identification number, the Internal
Revenue Code requires that tax be
withheld from any distribution even if
the shareholder elects not to have tax
withheld. The Fund, the Manager, the
Distributor, and the Transfer Agent
assume no responsibility to determine
whether a distribution satisfies the
conditions of applicable tax laws and
will not be responsible for any tax
penalties assessed in connection with a
distribution.

Special Arrangements for Repurchase of
Shares from Dealers and Brokers. The
Distributor is the Fund's agent to
repurchase its shares from authorized
dealers or brokers on behalf of their
customers. Shareholders should contact
their broker or dealer to arrange this
type of redemption. The repurchase price
per share will be the net asset value
next computed after the Distributor
receives an order placed by the dealer
or broker. However, if the Distributor
receives a repurchase order from a
dealer or broker after the close of The
Exchange on a regular business day, it
will be processed at that day's net
asset value if the order was received by
the dealer or broker from its customers
prior to the time the Exchange closes.
Normally, the Exchange closes at 4:00
P.M., but may do so earlier on some
days. Additionally, the order must have
been transmitted to and received by the
Distributor prior to its close of
business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed
by a broker-dealer under this procedure,
payment will be made within three
business days after the shares have been
redeemed upon the Distributor's receipt
of the required redemption documents in
proper form. The signature(s) of the
registered owners on the redemption
documents must be guaranteed as
described in the Prospectus.

Automatic Withdrawal and Exchange Plans.
Investors owning shares of the Fund
valued at $5,000 or more can authorize
the Transfer Agent to redeem shares
(having a value of at least $50)
automatically on a monthly, quarterly,
semi-annual or annual basis under an
Automatic Withdrawal Plan. Shares will
be redeemed three business days prior to
the date requested by the shareholder
for receipt of the payment. Automatic
withdrawals of up to $1,500 per month
may be requested by telephone if
payments are to be made by check payable
to all shareholders of record. Payments
must also be sent to the address of
record for the account and the address
must not have been changed within the
prior 30 days. Required minimum
distributions from
OppenheimerFunds-sponsored retirement
plans may not be arranged on this basis.

      Payments are normally made by
check, but shareholders having
AccountLink privileges (see "How To Buy
Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to
the bank account designated on the
account application or by
signature-guaranteed instructions sent
to the Transfer Agent. Shares are
normally redeemed pursuant to an
Automatic Withdrawal Plan three business
days before the payment transmittal date
you select in the account application.
If a contingent deferred sales charge
applies to the redemption, the amount of
the check or payment will be reduced
accordingly.

      The Fund cannot guarantee receipt
of a payment on the date requested. The
Fund reserves the right to amend,
suspend or discontinue offering these
plans at any time without prior notice.
Because of the sales charge assessed on
Class A share purchases, shareholders
should not make regular additional Class
A share purchases while participating in
an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should
not establish automatic withdrawal
plans, because of the potential
imposition of the contingent deferred
sales charge on such withdrawals (except
where the Class B, Class C or Class N
contingent deferred sales charge is
waived as described in Appendix C to
this Statement of Additional
Information).

      By requesting an Automatic
Withdrawal or Exchange Plan, the
shareholder agrees to the terms and
conditions that apply to such plans, as
stated below. These provisions may be
amended from time to time by the Fund
and/or the Distributor. When adopted,
any amendments will automatically apply
to existing Plans.

      |X|   Automatic Exchange Plans.
Shareholders can authorize the Transfer
Agent to exchange a pre-determined
amount of shares of the Fund for shares
(of the same class) of other Oppenheimer
funds automatically on a monthly,
quarterly, semi-annual or annual basis
under an Automatic Exchange Plan. The
minimum amount that may be exchanged to
each other fund account is $50.
Instructions should be provided on the
OppenheimerFunds Application or
signature-guaranteed instructions.
Exchanges made under these plans are
subject to the restrictions that apply
to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and
below in this Statement of Additional
Information.

      Automatic  Withdrawal  Plans.  Fund
shares will be redeemed as  necessary  to
meet    withdrawal    payments.    Shares
acquired  without a sales  charge will be
redeemed  first.   Shares  acquired  with
reinvested  dividends  and capital  gains
distributions   will  be  redeemed  next,
followed by shares  acquired with a sales
charge,  to the extent  necessary to make
withdrawal  payments.  Depending upon the
amount    withdrawn,    the    investor's
principal may be depleted.  Payments made
under   these   plans   should   not   be
considered  as a yield or  income on your
investment.

      The Transfer Agent will administer
the investor's Automatic Withdrawal Plan
as agent for the shareholder(s) (the
"Planholder") who executed the plan
authorization and application submitted
to the Transfer Agent. Neither the Fund
nor the Transfer Agent shall incur any
liability to the Planholder for any
action taken or not taken by the
Transfer Agent in good faith to
administer the plan. Share certificates
will not be issued for shares of the
Fund purchased for and held under the
plan, but the Transfer Agent will credit
all such shares to the account of the
Planholder on the records of the Fund.
Any share certificates held by a
Planholder may be surrendered unendorsed
to the Transfer Agent with the plan
application so that the shares
represented by the certificate may be
held under the lan.

      For accounts subject to Automatic
Withdrawal Plans, distributions of
capital gains must be reinvested in
shares of the Fund, which will be done
at net asset value without a sales
charge. Dividends on shares held in the
account may be paid in cash or
reinvested.

      Shares will be redeemed to make
withdrawal payments at the net asset
value per share determined on the
redemption date. Checks or AccountLink
payments representing the proceeds of
Plan withdrawals will normally be
transmitted three business days prior to
the date selected for receipt of the
payment, according to the choice
specified in writing by the Planholder.
Receipt of payment on the date selected
cannot be guaranteed.

      The amount and the interval of
disbursement payments and the address to
which checks are to be mailed or
AccountLink payments are to be sent may
be changed at any time by the Planholder
by writing to the Transfer Agent. The
Planholder should allow at least two
weeks' time after mailing such
notification for the requested change to
be put in effect. The Planholder may, at
any time, instruct the Transfer Agent by
written notice to redeem all, or any
part of, the shares held under the plan.
That notice must be in proper form in
accordance with the requirements of the
then-current Prospectus of the Fund. In
that case, the Transfer Agent will
redeem the number of shares requested at
the net asset value per share in effect
and will mail a check for the proceeds
to the Planholder.

      The Planholder may terminate a
plan at any time by writing to the
Transfer Agent. The Fund may also give
directions to the Transfer Agent to
terminate a plan. The Transfer Agent
will also terminate a plan upon its
receipt of evidence satisfactory to it
that the Planholder has died or is
legally incapacitated. Upon termination
of a plan by the Transfer Agent or the
Fund, shares that have not been redeemed
will be held in uncertificated form in
the name of the Planholder. The account
will continue as a
dividend-reinvestment, uncertificated
account unless and until proper
instructions are received from the
Planholder, his or her executor or
guardian, or another authorized person.

      To use Class A shares held under
the plan as collateral for a debt, the
Planholder may request issuance of a
portion of the shares in certificated
form. Upon written request from the
Planholder, the Transfer Agent will
determine the number of shares for which
a certificate may be issued without
causing the withdrawal checks to stop.
However, should such uncertificated
shares become exhausted, plan
withdrawals will terminate.

      If the Transfer Agent ceases to
act as transfer agent for the Fund, the
Planholder will be deemed to have
appointed any successor transfer agent
to act as agent in administering the
plan.

How to Exchange Shares

As stated in the Prospectus, shares of a
particular class of Oppenheimer funds
having more than one class of shares may
be exchanged only for shares of the same
class of other Oppenheimer funds. Shares
of Oppenheimer funds that have a single
class without a class designation are
deemed "Class A" shares for this
purpose. You can obtain a current list
showing which funds offer which classes
of shares by calling the Distributor.

o     All of the Oppenheimer funds
      currently offer Class A, B, C, N
      and Y shares with the following
      exceptions:

      The following funds only offer
      Class A shares:
Centennial America Fund, L.P.             Centennial New York Tax Exempt Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust           Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:

      Oppenheimer AMT-Free New York         Oppenheimer Pennsylvania Municipal
      Municipals                            Fund
      Oppenheimer California Municipal Fund Oppenheimer Rochester National

                                            Municipals

      Oppenheimer Limited Term Municipal    Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer Municipal Bond Fund       Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal Fund Rochester Fund Municipals

      The following funds do not offer Class Y shares:

      Oppenheimer AMT-Free New York         Oppenheimer Multiple Strategies Fund
      Municipals
      Oppenheimer California Municipal Fund Oppenheimer Municipal Bond Fund
      Oppenheimer Capital Income Fund       Oppenheimer New Jersey Municipal Fund
      Oppenheimer Cash Reserves             Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Champion Income Fund      Oppenheimer Principal Protected Main
                                            Street Fund
      Oppenheimer Convertible Securities    Oppenheimer Principal Protected Main
      Fund                                  Street Fund II
      Oppenheimer Disciplined Allocation    Oppenheimer Quest Capital Value Fund,

      Fund                                  Inc.

      Oppenheimer Developing Markets Fund   Oppenheimer Quest International Value
                                            Fund, Inc.
      Oppenheimer Gold & Special Minerals   Oppenheimer Rochester National
      Fund                                  Municipals
      Oppenheimer International Bond Fund   Oppenheimer Senior Floating Rate Fund
      Oppenheimer International Growth Fund Oppenheimer Small Cap Value Fund
      Oppenheimer International Small       Oppenheimer Total Return Bond Fund
      Company Fund
      Oppenheimer Limited Term Municipal    Limited Term New York Municipal Fund
      Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
      Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
      Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
   o  Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Processing  Exchange  Requests.  Shares to be  exchanged  are  redeemed on the regular  business  day the  Transfer  Agent  receives an  exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares.  Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      The Fund has no fixed dividend rate for Class B, Class C, Class N and
Class Y shares, and the rate can change for Class A shares. There can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and
Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of Fund shares represented by
checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.
      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. J.P. Morgan Chase Bank is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.A-2

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided to the Fund must be pre-approved by the Audit Committee.
Non-audit services provided by Deloitte & Touche LLP to the Manager and certain related companies must also be pre-approved by the Audit Committee.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Oppenheimer Strategic Income Fund:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Strategic Income Fund, including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Strategic Income Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

 Deloitte & Touche LLP

 Denver, Colorado
 November 14, 2003

STATEMENT OF INVESTMENTS  September 30, 2003
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities--4.9%

 American Money Management Corp., Commercial Debt Obligations
 Sub. Bonds, Series I, Cl. D1, 13.602%, 1/15/12
1                                      $   8,642,914      $     6,222,898
---------------------------------------------------------------------------------------------------------------------------
 Asset Backed Securities Corp., Home Equity Loan Trust Asset-Backed
 Pass-Through Certificates, Series 2001-HE1, Cl. B, 3.62%, 4/15/31
2                       5,000,000            4,905,027
---------------------------------------------------------------------------------------------------------------------------
 BMW Vehicle Owner Trust, Automobile Loan Certificates,
 Series 2003-A, Cl. A2, 1.45%,
11/25/05                                                   12,610,000
12,626,566
---------------------------------------------------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
 Series 2003-2, Cl. A2A, 1.20%,
5/16/05                                                    7,930,000
7,927,683
---------------------------------------------------------------------------------------------------------------------------
 Caterpillar Financial Asset Trust, Equipment Loan Pass-Through
 Certificates, Series 2003-A, Cl. A2, 1.25%,
10/25/05                                      4,770,000            4,772,292
---------------------------------------------------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
 Series 2003-A, Cl. AF1, 1.836%,
10/25/17                                                  2,027,781
2,030,752
 Series 2003-B, Cl. AF1, 1.64%,
2/25/18                                                    2,634,865
2,635,494
 Series 2003-C, Cl. AF1, 2.14%, 7/25/18
1                                                  9,310,000
9,310,000
---------------------------------------------------------------------------------------------------------------------------
 Chase Funding Mortgage Loan Asset-Backed Certificates, Home
 Equity Mtg. Obligations:
 Series 2003-3, Cl. 1A1, 1.20%, 8/25/17
2                                                  4,686,865
4,686,908
 Series 2003-4, Cl. 1A1, 1.24%, 9/25/17
1,2                                                9,324,826
9,325,243
---------------------------------------------------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust, Automobile Loan
 Pass-Through Certificates:
 Series 2003-A, Cl. A2, 1.26%,
1/16/06
3,420,000            3,420,464
 Series 2003-B, Cl. A2, 1.287%,
3/15/06                                                    3,720,000
3,721,570
---------------------------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
 Mtg. Obligations:
 Series 2003-1, Cl. AF1, 1.94%, 1/25/33
1                                                  4,298,112
4,306,920
 Series 2003-2, Cl. AF1, 1.21%, 5/25/33
2                                                  5,277,571
5,276,670
 Series 2003-3, Cl. AF1, 1.24%, 12/15/05
2                                                 6,780,000            6,780,000
---------------------------------------------------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Home Equity Loan
 Pass-Through Certificates, Series 2001-D, Cl. M2, 2.87%, 11/15/32
2                       8,500,000            8,301,512
---------------------------------------------------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Manufactured Housing
 Contract Sr. Sub. Pass-Through Certificates, Series 2000-2, Cl. M2,
 10.32%, 12/1/30
1
5,000,000            1,153,125
---------------------------------------------------------------------------------------------------------------------------
 Consumer Credit Reference Index Securities Program, Credit Card
 Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07
1                     15,000,000           15,863,672
---------------------------------------------------------------------------------------------------------------------------
 Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
 Certificates, Series 2000-1, Cl. BV, 3.22%, 3/25/31
1,2                                   4,161,328            4,148,599
---------------------------------------------------------------------------------------------------------------------------
 DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
 Series 2002-B, Cl. A2, 2.20%,
4/6/05
1,270,568            1,274,146
 Series 2003-A, Cl. A2, 1.52%, 12/8/05
1                                                  13,960,000
13,995,941
---------------------------------------------------------------------------------------------------------------------------
 DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2, 11.96%, 4/15/11
1,3,4       15,000,000                1,500
---------------------------------------------------------------------------------------------------------------------------
 DVI Receivables Corp., Equipment Asset-Backed Certificates,
 Series 2001-2, Cl. C, 4.405%, 11/11/09
1                                                  3,083,887
2,006,454
---------------------------------------------------------------------------------------------------------------------------
 Embarcadero Aircraft Securitization Trust, Airplane Collateral
 Obligations, Series 2000-A, Cl. B, 0.678%, 8/15/25
1,3                                    2,275,078               11,375
---------------------------------------------------------------------------------------------------------------------------
 First U.S.A. Credit Card Master Trust, Asset-Backed Certificates,
 Series 2001-2, Cl. C, 2.07%, 11/20/06
2,5                                                10,000,000
10,020,426
---------------------------------------------------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Installment Sales,
 Series 2003-A, Cl. A2A, 1.62%,
8/15/05                                                    5,919,717
5,930,348

11  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities Continued

 Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
 Obligations, Series 1A, Cl. D, 12.54%, 6/13/11
1                                      $   7,200,842       $      360,042
---------------------------------------------------------------------------------------------------------------------------
 Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
 Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29
1                        5,000,000            3,340,625
---------------------------------------------------------------------------------------------------------------------------
 Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
 Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31
1                                    5,214,000            2,435,064
---------------------------------------------------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
 Series 2002-2, Cl. A1, 1.91%,
4/16/07
3,988,720            4,003,065
 Series 2003-3, Cl. A1, 1.50%,
1/15/08                                                    12,398,618
12,432,693
---------------------------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivables Obligations:
 Series 2003-1, Cl. A2, 1.46%,
9/19/05
7,810,000            7,817,915
 Series 2003-3, Cl. A2, 1.52%, 4/21/06
1                                                  15,520,000
15,565,638
---------------------------------------------------------------------------------------------------------------------------
 Lehman ABS Manufactured Housing Contract, Commercial Mtg.
 Pass-Through Certificates, Series 2001-B, Cl. A4, 5.27%,
9/15/18                          5,258,697            5,538,548
---------------------------------------------------------------------------------------------------------------------------
 Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A,
 Cl. C1, 3.43%, 3/24/14
1,2
3,000,000               30,000
---------------------------------------------------------------------------------------------------------------------------
 MBNA Master Credit Card Trust, Asset-Backed Nts., Series 2000-H,
 Cl. C, 2.32%, 1/15/13
2,5
5,000,000            4,901,246
---------------------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
 Cl. ECFD, 8.75%, 12/25/28
1
4,737,986            1,421,396
---------------------------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Auto Receivable Nts.:
 Series 2003-A, Cl. A2, 1.45%,
5/16/05                                                    11,140,000
11,152,204
 Series 2003-B, Cl. A2, 1.20%,
11/15/05                                                   13,170,000
13,166,272
---------------------------------------------------------------------------------------------------------------------------
 Providian Master Trust, Sub. Collateralized Mtg. Obligations,
 Series 2000-2, Cl. C, 7.98%, 4/15/09
5                                                    6,200,000
6,394,203
---------------------------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities II, Inc., Home Equity Loan
 Pass-Through Certificates, Series 2003-HS1, Cl. AI2, 1.22%, 1/25/33
1,2                   5,645,372            5,647,055
---------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Home Equity
 Pass-Through Certificates, Series 2002-WM1, Cl. M2, 2.675%, 1/25/32
1,2                   8,000,000            8,014,746
---------------------------------------------------------------------------------------------------------------------------
 SB Finance Trust, Mtg. Pass-Through Certificates, Series 1999-1, Cl. D,
 10.50%, 6/25/29
1
129,279              129,198
---------------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations
 Pass-Through Certificates, Series 1999-SP1, Cl. B, 9%,
5/25/29                            5,417,369            5,461,807
---------------------------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
 Series 2002-B, Cl. A3, 3.76%,
6/15/06
3,960,000            4,025,346
 Series 2003-A, Cl. A2, 1.28%,
8/15/05                                                    11,870,000
11,871,170
 Series 2003-B, Cl. A2, 1.43%,
2/15/06
8,990,000            8,990,000
---------------------------------------------------------------------------------------------------------------------------
 USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.,
 Series 2003-1, Cl. A2, 1.22%,
4/17/06
7,860,000            7,861,295
---------------------------------------------------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivables,
 Series 2003-1, Cl. A2, 1.11%,
12/20/05                                                   15,550,000
15,535,814
---------------------------------------------------------------------------------------------------------------------------
 Whole Auto Loan Trust, Automobile Loan Receivables, Series 2003-1,
 Cl. A2A, 1.40%, 4/15/06
6
12,860,000           12,864,019

-----------------
 Total Asset-Backed Securities (Cost
$358,500,746)
319,614,946

12  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--20.3%
---------------------------------------------------------------------------------------------------------------------------
 Government Agency--15.1%
---------------------------------------------------------------------------------------------------------------------------

 FHLMC/FNMA/Sponsored--14.5%
 Federal Home Loan Mortgage Corp.:
 7%, 9/1/33
6                                                                          $
8,090,000       $    8,542,534
 7.50%,
2/1/32
7,975,595            8,533,969
 8.50%,
8/1/31
5,280,441            5,679,184
 10%,
4/1/20-5/1/20
779,243              881,100
 10.50%,
5/1/20
833,912              969,337
 11.50%,
10/1/16-1/1/18
741,148              839,849
 12%,
6/1/17
1,656,698            1,890,606
---------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
 Conduit Multiclass Pass-Through Certificates:
 Series 2347, Cl. PD, 6.50%,
8/15/31
15,413,000           16,300,675
 Series 2368, Cl. PN, 6.50%,
7/15/28
4,746,158            4,774,015
 Series 2410, Cl. NE, 6.50%,
9/15/30
25,000,000           26,322,532
 Series 2413, Cl. MH, 6.50%,
2/15/32
25,000,000           26,698,632
 Series 2423, Cl. PD, 6.50%,
11/15/30
13,700,000           14,002,838
 Series 2430, Cl. GD, 6.50%,
11/15/30
25,000,000           25,782,032
 Series 2430, Cl. ND, 6.50%,
1/15/31
25,000,000           25,703,235
 Series 2500, Cl. FD, 1.62%, 6/15/32
2                                                     3,786,591
3,820,565
 Series 2526, Cl. FE, 1.52%, 6/15/29
2                                                     3,695,839
3,717,110
 Series 2551, Cl. FD, 1.52%, 1/15/33
2                                                     3,215,663
3,228,173
---------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 204, Cl. IO, (16.409)%, 5/15/29
7                                                    685,987
98,646
 Series 206, Cl. IO, (29.393)%, 12/15/29
7                                                 4,813,005              782,151
 Series 207, Cl. IO, (41.686)%, 4/15/30
7                                                  5,581,108
753,777
 Series 208, Cl. IO, (40.435)%, 6/1/30
7                                                   4,855,628
651,810
 Series 212, Cl. IO, (24.476)%, 5/1/31
7                                                   6,216,783
771,843
 Series 214, Cl. IO, (41.10)%, 6/1/31
7                                                    4,504,298
623,844
 Series 217, Cl. IO, (38.747)%, 2/1/32
7                                                   5,557,590
738,276
---------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
 Collateralized Mtg. Obligations:
 Series H003, Cl. A2, 1.88%,
1/15/07
2,840,754            2,855,881
 Series H006, Cl. A1, 1.724%, 4/15/08
1                                                    2,987,562
2,990,982
 Series T-42, Cl. A2, 5.50%,
2/25/42
2,106,457            2,151,730
---------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5%, 10/1/33
6
15,474,000           15,478,828
 5.50%,
10/1/33
75,104,000           76,629,512
 6%, 10/25/33
6
107,052,000          110,497,790
 6.50%,
1/1/29-11/25/33
64,755,341           67,428,786
 6.50%, 10/25/33
6
111,971,000          116,729,767
 7%,
9/1/29-12/1/29
1,297,209            1,374,138
 7%, 10/25/33
6
307,357,000          324,934,132
 8.50%,
7/1/32
1,325,134            1,427,739
 9.50%,
4/1/20-3/15/21
332,213              368,056
 10.50%,
10/1/19
82,565               94,053
 11%,
10/15/15-2/1/26
1,210,973            1,383,415
 15%,
4/15/13
808,615              969,054

13  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/Sponsored Continued

 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
 Trust 1994-27, Cl. PH, 6.50%,
9/25/22                                                 $   1,938,885
$    1,969,079
 Trust 2001-38, Cl. CD, 6.50%,
5/25/29
3,342,427            3,349,381
 Trust 2001-50, Cl. LD, 6.50%,
5/25/30                                                    11,012,000
11,254,761
 Trust 2002-77, Cl. WF, 1.52%, 12/18/32
2                                                  5,601,063
5,616,953
---------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
 Pass-Through Certificates Interest-Only Stripped Mtg.-Backed Security:
 Trust 2001-T3, Cl. IO, (11.625)%, 2/25/29
1,7                                            58,756,450            1,193,490
 Trust 2001-T4, Cl. IO, (11.932)%, 7/25/28
1,7                                            98,012,124            2,511,561
---------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Security, Trust 2001-T10,
 Cl. IO, 1.32%, 12/25/31
1,7
583,834,118            9,122,408
---------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Stripped
 Mtg.-Backed Security:
 Trust 313, Cl. 2, (42.47)%, 6/25/31
7                                                    24,595,679
3,311,137
 Trust 321, Cl. 2, (9.30)%, 3/1/32
7                                                       5,761,283
854,430

-----------------

946,603,796

---------------------------------------------------------------------------------------------------------------------------
 GNMA/Guaranteed--0.6%
 Government National Mortgage Assn.:
 7%,
1/15/28-1/20/30
11,490,514           12,228,672
 8%,
1/15/28-9/15/28
6,320,906            6,834,851
 12.50%,
12/15/13-11/15/15
4,095,620            4,753,760
 13%,
10/15/15
6,294,786            7,367,476
 13.50%,
6/15/15
7,843,554            9,238,266

-----------------

40,423,025

---------------------------------------------------------------------------------------------------------------------------
 Private--5.2%
---------------------------------------------------------------------------------------------------------------------------
 Agricultural--0.0%
 Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
 Trust Sr. Sub. Mtg. Pass-Through Certificates:
 Series 1992-2, Cl. B2, 2.638%,1/15/03
1,3                                                   661,737
--
 Series 1992-2, Cl. B3, 8.13%, 4/15/09
1,2                                                 1,388,705
305,515

-----------------

305,515

---------------------------------------------------------------------------------------------------------------------------
 Commercial--3.9%
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1995-MD4, Cl. A4, 7.384%,
8/13/29                                                  5,000,000
5,773,433
 Series 1995-MD4, Cl. A5, 7.384%,
8/13/29                                                 20,000,000
23,051,082
 Series 1997-MD7, Cl. A1B, 7.41%,
1/13/30                                                  7,000,000
7,746,072
 Series 1996-D2, Cl. A3, 4.786%, 2/14/29
2                                                11,767,000           12,518,736
 Series 1997-D4, Cl. B1, 7.525%,
4/14/29                                                   9,875,000
9,504,508
 Series 1996-MD6, Cl. A7, 7.962%, 11/13/29
2                                              18,860,000           16,918,465
---------------------------------------------------------------------------------------------------------------------------
 CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates,
 Series 1993-C1, Cl. F, 6.72%, 12/25/03
1                                                 14,300,000
14,180,461
---------------------------------------------------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Collateralized Mtg.
 Obligations, Series 1996-C2, Cl. F, 7.691%, 9/15/23
2,5                                   2,500,000            2,667,966
---------------------------------------------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg.
 Interest-Only Certificates, Series 2002-CKP1, Cl. AX, 12.06%, 12/15/35
5,7              415,485,486            6,324,354

14  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Commercial Continued

 DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
 Certificates, Series 1999-STF1, Cl. B6, 7/5/08
1,3                                    $  55,709,338       $       55,709
---------------------------------------------------------------------------------------------------------------------------
 DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30
1                                             36,400,000           18,149,040
---------------------------------------------------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
 Series 1997-CHL1, Cl. D, 7.975%, 4/29/39
1,2                                              8,500,001            8,538,515
 Series 1997-CHL1, Cl. E, 7.975%, 4/29/39
1,2                                             14,500,002           12,184,540
---------------------------------------------------------------------------------------------------------------------------
 GE Capital Mortgage Services, Inc., Interest-Only Gtd. Real Estate
 Mtg. Investment Conduit Pass-Through Certificates:
 Series 1999-5, Cl. S, (94.877)%, 5/25/29
1,7                                             71,892,440              179,731
 Series 1999-11, Cl. S, (92.407)%, 7/25/29
1,7                                            94,224,085              206,115
---------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial
 Interest-Only Mtg. Obligations, Series 1999-PLS1, Cl. X, 13.964%, 2/15/32
1,7           115,301,812            2,274,905
---------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
 Obligations, Series 2000-C9, Cl. A2, 7.77%,
10/15/32                                     10,700,000           12,746,804
---------------------------------------------------------------------------------------------------------------------------
 LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
 Certificates, Series 1999-C2, Cl. C, 7.47%,
10/15/32                                      8,429,000            9,914,057
---------------------------------------------------------------------------------------------------------------------------
 LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
 Certificates, Series 2000-C3, Cl. A2, 7.95%,
1/15/10                                     10,000,000           12,100,766
---------------------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
 Series 2002-GE1, Cl. A, 2.514%, 7/26/24
1,2                                               1,864,242            1,789,672
---------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
 Series 1995-C2, Cl. D, 7.689%, 6/15/21
2                                                  1,311,423
1,428,387
---------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1996-C1, Cl. F, 7.442%, 2/15/28
2,5                                               13,360,980
12,133,603
 Series 1997-RR, Cl. D, 7.702%, 4/30/39
2,5                                                2,950,159
2,736,414
 Series 1997-RR, Cl. E, 7.702%, 4/30/39
2,5                                                9,200,496
7,387,271
 Series 1997-RR, Cl. F, 7.702%, 4/30/39
2,5                                               30,801,659
20,834,333
 Series 1997-XL1, Cl. G, 7.695%, 10/3/30
5                                                14,358,000           13,372,315
---------------------------------------------------------------------------------------------------------------------------
 Norwest Asset Securities Corp., Collateralized Mtg. Obligations
 Pass-Through Certificates, Series 1999-18, Cl. A2, 6%,
7/25/29                              731,409              731,221
---------------------------------------------------------------------------------------------------------------------------
 PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 2001-C1, Cl. A2, 6.36%,
3/12/34                                                   10,000,000
11,287,300
---------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
 Pass-Through Certificates, Series 1996-C1, Cl. F, 8.467%, 1/20/06
1,2                     9,632,000            8,993,880
---------------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Commercial Mtg. Obligations,
 Series 1995-C4, Cl. E, 8.598%, 6/25/26
1,2                                                  234,418
234,453

-----------------

255,964,108

---------------------------------------------------------------------------------------------------------------------------
 Multifamily--0.0%
 Countrywide Funding Corp., Mtg. Pass-Through Certificates:
 Series 1993-11, Cl. B1, 6.25%,
2/25/09
219,164              219,119
 Series 1993-11, Cl. B3, 6.25%, 2/25/09
1                                                    117,412
88,059

-----------------

307,178

---------------------------------------------------------------------------------------------------------------------------
 Other--0.1%
 CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
 Series 2003-EF1, Cl. A2, 1.49%,
12/20/05                                                  3,370,000
3,370,000

15  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Residential--1.2%
 Citicorp Mortgage Securities, Inc., Collateralized Mtg. Obligations,
 Series 2001-6, Cl. A4, 6.50%,
5/25/29                                                 $  19,550,000    $
20,002,324
---------------------------------------------------------------------------------------------------------------------------
 Countrywide Funding Corp., Mtg. Pass-Through Certificates,
 Series 1993-12, Cl. B1, 6.625%,
2/25/24
506,787              506,701
---------------------------------------------------------------------------------------------------------------------------
 Granite Mortgages plc, Mtg.-Backed Obligations, Series 2002-2,
 Cl. 1A1, 1.22%, 1/21/17
2
193,154              193,148
---------------------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Interest-Only Mtg.
 Pass-Through Certificates, Series 2001-GE9, Cl. A, (99.999)%, 1/25/31
1,7                24,110,812            1,446,649
---------------------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
 Series 2001-GE4, Cl. A, 8.946%, 10/25/30
2                                                3,665,102            3,710,916
---------------------------------------------------------------------------------------------------------------------------
 Norwest Asset Securities Corp., Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates, Series 1999-18, Cl. A17, 6.75%,
7/25/29                  11,886,286           11,977,596
---------------------------------------------------------------------------------------------------------------------------
 Residential Accredit Loans, Inc., Collateralized Mtg. Obligations,
 Mtg. Asset-Backed Pass-Through Certificates, Series 1997-QS8, Cl. M3,
 7.50%,
8/25/27
2,428,578            2,426,890
---------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Collateralized
 Mtg. Obligations:
 Series 2000-UP1, Cl. A2, 8%,
9/25/30
3,443,924            3,592,303
 Series 2001-UP2, Cl. AF2, 7.25%,
10/25/31                                                 4,088,518
4,291,014
---------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
 Pass-Through Certificates, Series 1996-B, Cl. 1, 7.254%, 4/25/26
1,2                      3,307,453            2,842,342
---------------------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
 Series 2001-1, Cl. B, 6.64%, 4/15/18
1                                                    2,500,000
2,614,287
---------------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations
 Pass-Through Certificates, Series 2001-9, Cl. 3A7, 6.75%,
6/25/31                        14,000,000           14,420,248
---------------------------------------------------------------------------------------------------------------------------
 Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
 Series 1992-2, Cl. IO, (15.256)%, 9/15/22
7                                              43,278,975              764,025
 Series 1995-2B, Cl. 2IO, 17.595%, 6/15/25
7                                               3,594,545               56,228
 Series 1995-3, Cl. 1IO, (20.741)%, 9/15/25
7                                            111,790,469              681,922
---------------------------------------------------------------------------------------------------------------------------
 Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
 Obligations, Pass-Through Certificates, Series 2003-AR7, Cl. A1,
 1.51%, 8/25/33
2
8,394,074            8,379,766

-----------------

77,906,359

-----------------
 Total Mortgage-Backed Obligations (Cost
$1,322,093,175)                                                    1,324,879,981

---------------------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations--6.8%
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 2.75%, 8/15/06
8
80,000,000           81,346,000
 4.50%,
1/15/13
16,000,000           16,217,024
 4.50%, 7/15/13
8
16,000,000           16,188,976
 4.875%, 3/15/07
8
2,000,000            2,159,886
---------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07
8
43,000,000           45,517,005
 5.50%, 2/15/06
8
33,480,000           36,317,430
 7.25%, 5/15/30
8
48,000,000           60,229,536
---------------------------------------------------------------------------------------------------------------------------
 Resolution Funding Corp. Federal Book Entry Principal Strips,
 6.14%, 1/15/21
8,9
52,460,000           20,486,574

16  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations Continued

 U.S. Treasury Bonds:
 5.375%, 2/15/31
8                                                                     $
4,553,000       $    4,887,363
 5.50%, 8/15/28
8,10
48,750,000           52,234,894
 6.125%, 11/15/27
8
3,909,000            4,528,791
 6.25%, 5/15/30
8
2,594,000            3,078,858
 9.25%, 2/15/16
8,11,12
32,000,000           47,106,272
 STRIPS, 4.93%, 2/15/16
9
34,499,000           19,300,293
 STRIPS, 4.94%, 8/15/17
8,9
19,980,000           10,166,763
 STRIPS, 5.94%, 11/15/24
8,9
32,490,000           10,542,973
---------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 5.75%,
8/15/10
7,000,000            8,016,372
 6.50%, 2/15/10
8
4,615,000            5,477,973

-----------------
 Total U.S. Government Obligations (Cost
$436,627,514)                                                        443,802,983

---------------------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations--27.2%
---------------------------------------------------------------------------------------------------------------------------
 Argentina--0.9%
 Argentina (Republic of) Bonds:
 1.162%, 8/3/12
2
83,835,000           50,586,961
 1.278%, 5/3/05
3,4
1,218,000            1,120,560
 2%, 9/30/08 1
[ARP]
12,985,000            3,446,747
 Series PR12, 2%, 1/3/16 1,3,4
[ARP]
224,891               52,314
---------------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Disc. Bonds, 2.345%, 3/31/23
3,4                                  3,800,000            1,881,000
---------------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Par Bonds, 5.984%, 3/31/23
3                                      5,450,000            2,697,750
---------------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Treasury Bills, 14.75%, 10/8/04 9
[ARP]                             253,000               76,791
---------------------------------------------------------------------------------------------------------------------------
 Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
 Series PBA1, 3.257%, 4/1/07 1,3
[ARP]
1,374,528              454,303
---------------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Argentina (Republic of) Treasury Bills, 8.84%,
 2/20/04 1,9
[ARP]
480,000              157,555

-----------------

60,473,981

---------------------------------------------------------------------------------------------------------------------------
 Austria--0.7%
 Austria (Republic of) Nts.:
 5.50%, 10/20/07
[EUR]
19,935,000           25,405,662
 Series 98-3, 3.90%, 10/20/05
[EUR]
8,085,000            9,712,487
---------------------------------------------------------------------------------------------------------------------------
 Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1, 5%, 7/15/12
[EUR]                 7,740,000            9,735,245

-----------------

44,853,394

---------------------------------------------------------------------------------------------------------------------------
 Belgium--0.9%
 Belgium (Kingdom of) Bonds:
 5%, 9/28/11
[EUR]
4,695,000            5,898,405
 Series 19, 6.50%, 3/31/05
[EUR]
11,800,000           14,601,916
 Series 26, 6.25%, 3/28/07
[EUR]
19,320,000           24,980,751
 Series 28, 5.75%, 3/28/08
[EUR]
8,780,000           11,323,907

-----------------

56,804,979

---------------------------------------------------------------------------------------------------------------------------
 Brazil--1.4%
 Brazil (Federal Republic of) Bonds, Series 15 yr., 2.188%, 4/15/09
2                        165,583              149,645

17  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Brazil Continued
 Brazil (Federal Republic of) Unsec. Unsub. Bonds:
 10%,
8/7/11
$  38,482,000      $    37,904,770
 11%,
8/17/39
200                  190
 Cl. B, 8.875%,
4/15/24
63,760,000           51,071,760

-----------------

89,126,365

---------------------------------------------------------------------------------------------------------------------------
 Canada--0.3%
 Canada (Government of) Bonds, 5.50%, 6/1/10
[CAD]                                        21,195,000           16,919,561
---------------------------------------------------------------------------------------------------------------------------
 Colombia--0.1%
 Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%,
2/15/27                               7,235,000            6,620,025
---------------------------------------------------------------------------------------------------------------------------
 Denmark--0.3%
 Denmark (Kingdom of) Nts., 4%, 8/15/08
[DKK]                                            119,500,000
19,232,599
---------------------------------------------------------------------------------------------------------------------------
 Dominican Republic--0.1%
 Dominican Republic Unsec. Unsub. Bonds, 9.50%,
9/27/06                                    4,968,000            4,918,320
---------------------------------------------------------------------------------------------------------------------------
 Finland--0.1%
 Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06
[EUR]                        2,990,000            3,497,760
---------------------------------------------------------------------------------------------------------------------------
 France--1.9%
 France (Government of) Obligations Assimilables du Tresor Bonds:
 5%, 4/25/12
[EUR]
19,197,000           24,052,671
 5.50%, 10/25/07
[EUR]
6,225,000            7,930,033
---------------------------------------------------------------------------------------------------------------------------
 France (Government of) Treasury Nts.:
 3.50%, 7/12/04
[EUR]
42,210,000           49,713,068
 3 yr., 3.50%, 1/12/05
[EUR]
20,895,000           24,763,357
 5 yr., 4.75%, 7/12/07
[EUR]
795,000              985,773
 5 yr., 5%, 7/12/05
[EUR]
15,700,000           19,152,807

-----------------

126,597,709

---------------------------------------------------------------------------------------------------------------------------
 Germany--2.0%
 Germany (Republic of) Bonds:
 2%, 6/17/05
[EUR]
42,040,000           48,786,318
 5.375%, 1/4/10
[EUR]
19,385,000           24,884,198
 Series 01, 5%, 7/4/11
[EUR]
9,800,000           12,326,735
 Series 02, 5%, 7/4/12
[EUR]
26,650,000           33,468,413
 Series 140, 4.50%, 8/17/07
[EUR]
10,185,000           12,507,360

-----------------

131,973,024

---------------------------------------------------------------------------------------------------------------------------
 Great Britain--0.5%
 United Kingdom Treasury Nts., 7.50%, 12/7/06
[GBP]                                       19,525,000           35,510,793
---------------------------------------------------------------------------------------------------------------------------
 Greece--1.0%
 Greece (Republic of) Bonds:
 3.50%, 4/18/08
[EUR]
41,835,000           49,345,706
 4.60%, 5/20/13
[EUR]
2,720,000            3,282,099
 5.35%, 5/18/11
[EUR]
10,900,000           13,930,963

-----------------

66,558,768

18  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Guatemala--0.1%
 Guatemala (Republic of) Nts.:
 10.25%,
11/8/11
$   4,235,000      $     4,870,250
 10.25%, 11/8/11
5
2,910,000            3,346,500

-----------------

8,216,750

---------------------------------------------------------------------------------------------------------------------------
 Italy--1.2%
 Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
 4%, 3/1/05
[EUR]
6,635,000            7,926,911
 5%, 10/15/07
[EUR]
9,855,000           12,354,600
 5%, 2/1/12
[EUR]
15,000,000           18,825,528
 5.25%, 8/1/11
[EUR]
10,850,000           13,844,569
 5.25%, 12/15/05
[EUR]
21,165,000           26,133,951

-----------------

79,085,559

---------------------------------------------------------------------------------------------------------------------------
 Ivory Coast--0.0%
 Ivory Coast (Government of) Front Loaded Interest Reduction Bonds,
 2%, 3/29/18
1,3,4
87,000               14,817
---------------------------------------------------------------------------------------------------------------------------
 Ivory Coast (Government of) Past Due Interest Bonds, 1.90%, 3/29/18 1,3,4
[FRF]          93,959,750            2,981,746

-----------------

2,996,563

---------------------------------------------------------------------------------------------------------------------------
 Japan--6.7%
 Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06
[JPY]                  48,740,000,000          437,340,227
---------------------------------------------------------------------------------------------------------------------------
 Mexico--1.7%
 Mexican Williams Sr. Nts., 1.258%, 11/15/08
1,2                                           1,500,000            1,563,750
---------------------------------------------------------------------------------------------------------------------------
 United Mexican States Bonds:
 6.75%, 6/6/06
[JPY]
707,000,000            7,241,822
 7.50%,
4/8/33
10,545,000           11,045,887
 8.30%,
8/15/31
6,210,000            7,066,980
---------------------------------------------------------------------------------------------------------------------------
 United Mexican States Global Bonds, 9.875%,
1/15/07                                      38,925,000           47,332,800
---------------------------------------------------------------------------------------------------------------------------
 United Mexican States Nts., 7.50%,
1/14/12                                                9,202,000
10,430,467
---------------------------------------------------------------------------------------------------------------------------
 United Mexican States Sr. Nts., 9.75%,
4/6/05                                             3,485,000
3,911,913
---------------------------------------------------------------------------------------------------------------------------
 United Mexican States Unsec. Unsub. Nts.:
 8.50%,
2/1/06
10,455,000           11,929,155
 Series 6 BR, 6.75%, 6/6/06
[JPY]
755,000,000            7,733,487

-----------------

108,256,261

---------------------------------------------------------------------------------------------------------------------------
 Nigeria--0.1%
 Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%,
11/15/20                            3,695,000            3,288,550
---------------------------------------------------------------------------------------------------------------------------
 Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,
1/5/10                  3,978,570            3,335,211

-----------------

6,623,761

---------------------------------------------------------------------------------------------------------------------------
 Peru--0.6%
 Peru (Republic of) Sr. Nts., 4.53%, 2/28/16
9                                            64,200,557           38,282,792
---------------------------------------------------------------------------------------------------------------------------
 Philippines--0.5%
 Philippines (Republic of) Bonds, 9.375%,
1/18/17                                         12,665,000           13,915,669

19  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Philippines Continued
 Philippines (Republic of) Nts.:
 9.875%,
3/16/10
$   2,975,000      $     3,369,187
 10.625%,
3/16/25
2,920,000            3,387,200
---------------------------------------------------------------------------------------------------------------------------
 Philippines (Republic of) Unsec. Bonds:
 8.875%,
4/15/08
5,910,000            6,523,163
 9.875%,
1/15/19
4,489,000            4,898,621

-----------------

32,093,840

---------------------------------------------------------------------------------------------------------------------------
 Portugal--0.1%
 Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub.
 Bonds, 5.85%, 5/20/10
[EUR]
4,365,000            5,742,914
---------------------------------------------------------------------------------------------------------------------------
 Russia--3.0%
 Ministry Finance of Russia Debs.:
 Series V, 3%,
5/14/08
38,330,000           34,305,350
 Series VI, 3%,
5/14/06
25,680,000           24,906,390
---------------------------------------------------------------------------------------------------------------------------
 Russian Federation Unsec. Unsub. Nts.:
 8.75%,
7/24/05
73,565,000           81,197,369
 10%,
6/26/07
44,060,000           52,541,550
---------------------------------------------------------------------------------------------------------------------------
 Russian Federation Unsub. Nts., 5%, 3/31/30
2                                               510,250              484,020

-----------------

193,434,679

---------------------------------------------------------------------------------------------------------------------------
 Spain--1.0%
 Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado,
 4.80%, 10/31/06
[EUR]
20,670,000           25,589,657
---------------------------------------------------------------------------------------------------------------------------
 Spain (Kingdom of) Treasury Bills, 2.02%, 10/10/03 9
[EUR]                               34,790,000           40,494,427

-----------------

66,084,084

---------------------------------------------------------------------------------------------------------------------------
 Sweden--0.8%
 Sweden (Kingdom of) Debs., Series 1040, 6.50%, 5/5/08
[SEK]                             369,070,000           52,983,974
---------------------------------------------------------------------------------------------------------------------------
 The Netherlands--0.9%
 The Netherlands (Government of) Bonds:
 4%, 7/15/05
[EUR]
4,475,000            5,367,701
 5%, 7/15/11
[EUR]
8,795,000           11,080,028
 Series 1, 5.75%, 2/15/07
[EUR]
34,200,000           43,571,394

-----------------

60,019,123

---------------------------------------------------------------------------------------------------------------------------
 Turkey--0.1%
 Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%,
1/15/30                             5,045,000            5,852,200
---------------------------------------------------------------------------------------------------------------------------
 Ukraine--0.2%
 Ukraine (Government of) Bonds, 7.65%,
6/11/13                                             9,475,000
9,475,000
---------------------------------------------------------------------------------------------------------------------------
 Ukraine (Government of) Sr. Unsec. Nts., 11%,
3/15/07                                     4,625,647            5,179,568

-----------------

14,654,568

-----------------
 Total Foreign Government Obligations (Cost
$1,685,272,874)                                                 1,774,754,573

20  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Loan Participations--1.1%
 Algeria (Republic of) Loan Participation Nts., 2.063%, 3/4/10
1,2                     $   8,624,817      $     8,290,605
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, OAO Gazprom Loan Participation Nts., 6.50%,
8/4/05                     25,000,000           25,090,000
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesian Rupiah Loan Participation Nts.:
 2.636%,
3/25/05
23,680,000           20,542,400
 2.636%,
5/21/04
20,675,000           18,969,313
---------------------------------------------------------------------------------------------------------------------------
 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan Participation Nts.,
Tranche A,
 11.111%, 1/1/02
1,3,4
8,877,258                   --

-----------------
 Total Loan Participations (Cost
$76,504,437)
72,892,318

---------------------------------------------------------------------------------------------------------------------------
 Corporate Bonds and Notes--35.4%
---------------------------------------------------------------------------------------------------------------------------
 Consumer Discretionary--10.2%
---------------------------------------------------------------------------------------------------------------------------
 Auto Components--0.7%
 Cambridge Industries, Inc., Liquidating Trust Interests, 7/15/07
1                        5,189,534                   --
---------------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10
1           1,900,000            2,014,000
---------------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11
8                                2,700,000            2,349,000
---------------------------------------------------------------------------------------------------------------------------
 Dana Corp.:
 9% Unsec. Nts., 8/15/11
8
8,920,000            9,812,000
 10.125% Nts., 3/15/10
8
3,500,000            3,928,750
---------------------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 8.625% Sr. Nts., Series B, 4/15/12
8                                                      2,500,000
2,606,250
 9% Sr. Sub. Nts., Series B, 5/1/09
[EUR]                                                  3,000,000
3,231,625
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09
8                                               1,550,000            1,449,250
---------------------------------------------------------------------------------------------------------------------------
 Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13
5                                              2,500,000            2,637,500
---------------------------------------------------------------------------------------------------------------------------
 Lear Corp., 8.11% Sr. Unsec. Nts., Series B,
5/15/09                                      1,300,000            1,501,500
---------------------------------------------------------------------------------------------------------------------------
 Metaldyne Corp., 11% Sr. Sub. Nts., 6/15/12
8                                             4,900,000            4,410,000
---------------------------------------------------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12
8                                               7,750,000            8,893,125
---------------------------------------------------------------------------------------------------------------------------
 Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., 7/15/13
5                                 3,100,000            3,379,000
---------------------------------------------------------------------------------------------------------------------------
 United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13
5                                  1,600,000            1,672,000

-----------------

47,884,000

---------------------------------------------------------------------------------------------------------------------------
 Automobiles--0.3%
 DirecTV Holdings LLC, 8.375% Sr. Nts., 3/15/13
5                                         11,450,000           12,967,125
---------------------------------------------------------------------------------------------------------------------------
 Ford Motor Credit Co., 7.375% Nts.,
10/28/09                                              2,896,000
3,090,634

-----------------

16,057,759

---------------------------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.8%
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08
1                                        4,875,000            1,730,625
---------------------------------------------------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts.,
8/15/11                                             4,000,000
4,345,000
---------------------------------------------------------------------------------------------------------------------------
 Boca Resorts, Inc., 9.875% Sr. Sub. Nts.,
4/15/09                                         6,800,000            7,284,500
---------------------------------------------------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12
8                                         3,600,000            3,919,500
---------------------------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995
1,3,4                   33,500                   --
---------------------------------------------------------------------------------------------------------------------------
 Choctaw Resort Development Enterprise, 9.25% Sr. Unsec. Nts.,
4/1/09                      3,000,000            3,232,500
---------------------------------------------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts.,
4/1/09                          4,000,000            4,290,000
---------------------------------------------------------------------------------------------------------------------------
 Dominos, Inc., 8.25% Sr. Sub. Nts., 7/1/11
5,8                                            3,200,000            3,396,000

21  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Hotels, Restaurants & Leisure Continued
 Family Restaurants, Inc., 10.875% Sr. Sub. Disc. Nts., 2/1/04
1,3,4                   $   4,800,000      $        48,000
---------------------------------------------------------------------------------------------------------------------------
 Hilton Hotels Corp., 7.625% Nts., 12/1/12
8                                               6,800,000            7,463,000
---------------------------------------------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07
8                     5,250,000            5,387,812
---------------------------------------------------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08
8                                                8,050,000            8,502,813
---------------------------------------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.:
 8.75% Sr. Unsec. Nts.,
4/15/09
2,900,000            3,088,500
 9% Sr. Sub. Nts., 3/15/12
8
7,200,000            7,866,000
---------------------------------------------------------------------------------------------------------------------------
 John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B,
5/15/12                          3,100,000            3,371,250
---------------------------------------------------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06
1                                            7,100,000            7,783,375
---------------------------------------------------------------------------------------------------------------------------
 Mandalay Resort Group:
 9.375% Sr. Sub. Nts., 2/15/10
8
3,500,000            4,033,750
 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07
8                                           4,800,000            5,544,000
---------------------------------------------------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11
8                                   5,100,000            5,635,500
---------------------------------------------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 6.375% Sr. Sub. Nts., 7/15/09
5
3,300,000            3,345,375
 8% Sr. Sub. Nts., 4/1/12
8
1,900,000            2,061,500
 8.125% Sr. Nts.,
1/1/06
3,750,000            4,064,063
 8.375% Sr. Sub. Nts.,
7/1/11
1,600,000            1,752,000
---------------------------------------------------------------------------------------------------------------------------
 Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10
8                           7,000,000            7,525,000
---------------------------------------------------------------------------------------------------------------------------
 Penn National Gaming, Inc.:
 8.875% Sr. Sub. Nts.,
3/15/10
3,700,000            4,000,625
 11.125% Sr. Unsec. Sub. Nts., 3/1/08
8                                                    8,000,000
9,010,000
---------------------------------------------------------------------------------------------------------------------------
 Premier Cruise Ltd., 11% Sr. Nts., 3/15/08
1,3,4                                         10,800,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07
8                                            4,950,000            4,888,125
---------------------------------------------------------------------------------------------------------------------------
 Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12
1                                   3,900,000            3,861,000
---------------------------------------------------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd.:
 8% Sr. Unsec. Nts., 5/15/10
8
1,000,000            1,060,000
 8.75% Sr. Unsub. Nts., 2/2/11
1,8
3,100,000            3,394,500
---------------------------------------------------------------------------------------------------------------------------
 Six Flags, Inc.:
 8.875% Sr. Nts., 2/1/10
8
6,000,000            5,535,000
 9.75% Sr. Nts., 4/15/13
5,8
7,500,000            7,087,500
---------------------------------------------------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts.,
5/1/12                        8,000,000            8,800,000
---------------------------------------------------------------------------------------------------------------------------
 Station Casinos, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 12/1/08
1                                                    4,500,000
4,725,000
 9.875% Sr. Unsec. Sub. Nts.,
7/1/10
3,500,000            3,889,375
---------------------------------------------------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts.,
8/15/11                       5,000,000            5,443,750
---------------------------------------------------------------------------------------------------------------------------
 Trump Casino Holdings LLC/Trump Casino Funding, Inc.,
 11.625% Sr. Sec. Nts.,
3/15/10
4,300,000            3,864,625
---------------------------------------------------------------------------------------------------------------------------
 Universal City Development Partners, 11.75% Sr. Nts., 4/1/10
1                            3,800,000            4,294,000
---------------------------------------------------------------------------------------------------------------------------
 Vail Resorts, Inc., 8.75% Sr. Unsec. Sub. Nts., 5/15/09
1                                 2,000,000            2,112,500
---------------------------------------------------------------------------------------------------------------------------
 Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts., 6/15/10
8                3,800,000            4,351,000

-----------------

181,987,063

22  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Household Durables--1.0%
 Beazer Homes USA, Inc., 8.375% Sr. Nts.,
4/15/12                                      $   6,600,000      $     7,161,000
---------------------------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc.:
 9.375% Sr. Unsec. Sub. Nts., 3/15/11
1                                                    2,100,000
2,299,500
 9.75% Sr. Sub. Nts., 9/15/10
10
2,325,000            2,627,250
---------------------------------------------------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec. Sub. Debs.,
2/15/10                                     8,000,000            8,640,000
---------------------------------------------------------------------------------------------------------------------------
 Interface, Inc., 10.375% Sr. Nts., 2/1/10
8                                               1,500,000            1,511,250
---------------------------------------------------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts.,
4/1/12                              2,600,000            2,795,000
---------------------------------------------------------------------------------------------------------------------------
 KB Home:
 7.75% Sr. Nts.,
10/15/04
10,350,000           10,815,750
 8.625% Sr. Sub. Nts.,
12/15/08
2,050,000            2,229,375
 9.50% Sr. Unsec. Sub. Nts.,
2/15/11
700,000              770,875
---------------------------------------------------------------------------------------------------------------------------
 Meritage Corp., 9.75% Sr. Nts., 6/1/11
5                                                  2,500,000
2,750,000
---------------------------------------------------------------------------------------------------------------------------
 Salton, Inc.:
 10.75% Sr. Unsec. Sub. Nts.,
12/15/05
3,200,000            3,160,000
 12.25% Sr. Sub. Nts., 4/15/08
8
2,000,000            1,965,000
---------------------------------------------------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12
1                                    2,000,000            2,195,000
---------------------------------------------------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11
1                                                2,000,000            2,190,000
---------------------------------------------------------------------------------------------------------------------------
 WCI Communities, Inc., 9.125% Sr. Sub. Nts.,
5/1/12                                       3,500,000            3,762,500
---------------------------------------------------------------------------------------------------------------------------
 William Lyon Homes, Inc., 10.75% Sr. Nts.,
4/1/13                                         3,450,000            3,760,500
---------------------------------------------------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts.,
6/1/07                                   4,800,000            4,752,000

-----------------

63,385,000

---------------------------------------------------------------------------------------------------------------------------
 Internet & Catalog Retail--0.1%
 InterActiveCorp, 7% Nts.,
1/15/13
6,842,000            7,730,995
---------------------------------------------------------------------------------------------------------------------------
 Leisure Equipment & Products--0.0%
 Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11
8                                2,200,000            2,266,000
---------------------------------------------------------------------------------------------------------------------------
 Media--4.2%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09
3,4
1,400,000              962,500
 8.125% Sr. Nts., Series B, 7/15/03
3,4                                                    3,750,000
2,587,500
 8.375% Sr. Nts., Series B, 2/1/08
3,4                                                    10,700,000
7,449,000
 9.875% Sr. Nts., Series B, 3/1/07
3,4                                                     1,500,000
1,053,750
 10.25% Sr. Unsec. Nts., 11/1/06
3,4                                                       6,300,000
4,378,500
 10.25% Sr. Unsec. Sub. Nts., 6/15/11
3,4                                                  2,600,000
1,872,000
 10.50% Sr. Unsec. Nts., Series B, 7/15/04
3,4                                             4,000,000            2,800,000
 10.875% Sr. Unsec. Nts., 10/1/10
3,4
100,000               70,500
---------------------------------------------------------------------------------------------------------------------------
 Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/12                       5,000,000            5,125,000
---------------------------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts.,
2/1/11                              12,200,000           12,871,000
---------------------------------------------------------------------------------------------------------------------------
 Block Communications, Inc., 9.25% Sr. Sub. Nts.,
4/15/09                                  3,000,000            3,225,000
---------------------------------------------------------------------------------------------------------------------------
 British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts.,
7/15/09                        5,537,000            6,578,742
---------------------------------------------------------------------------------------------------------------------------
 Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11 1,3,4
[EUR]                  3,000,000              157,214
---------------------------------------------------------------------------------------------------------------------------
 CanWest Media, Inc., 7.625% Sr. Unsec. Sub. Nts., Cl. B, 4/15/13
8                          900,000              967,500
---------------------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., 10.375% Gtd. Sr. Sub. Nts., Series B,
2/1/09                       1,000,000            1,055,000
---------------------------------------------------------------------------------------------------------------------------
 CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11
5                             900,000              960,750

23  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Media Continued
 Charter Communications Holdings LLC/
 Charter Communications Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11
13                                             $  21,600,000      $
15,390,000
 8.625% Sr. Unsec. Nts., 4/1/09
8                                                         16,600,000
12,782,000
 10% Sr. Nts.,
4/1/09
1,000,000              795,000
 10% Sr. Unsec. Sub. Nts., 5/15/11
8                                                       2,000,000
1,535,000
 10.75% Sr. Unsec. Nts.,
10/1/09
1,300,000            1,069,250
 11.125% Sr. Unsec. Nts., 1/15/11
8                                                        3,200,000
2,632,000
---------------------------------------------------------------------------------------------------------------------------
 Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts.,
2/1/13                                       3,200,000            3,432,000
---------------------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10
1,3,4                                   2,725,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Clear Channel Communications, Inc.:
 7.65% Sr. Nts.,
9/15/10
4,690,000            5,569,347
 7.875% Sr. Nts.,
6/15/05
1,000,000            1,098,662
---------------------------------------------------------------------------------------------------------------------------
 Comcast Cable Communications, Inc.:
 6.75% Sr. Unsub. Nts., 1/30/11
8
374,000              422,502
 8.875% Unsub. Nts.,
5/1/17
1,845,000            2,409,957
---------------------------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs.,
11/15/07                    6,260,000            6,299,125
---------------------------------------------------------------------------------------------------------------------------
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts.,
3/1/12                                    2,200,000            2,409,000
---------------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11
8                    19,000,000           19,047,500
---------------------------------------------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08
8                                           1,600,000            1,602,000
---------------------------------------------------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts.,
1/15/09
2,206,000            2,509,325
 9.375% Sr. Unsec. Nts.,
2/1/09
8,000,000            8,570,000
 10.375% Sr. Unsec. Nts.,
10/1/07
11,850,000           13,242,375
---------------------------------------------------------------------------------------------------------------------------
 Emmis Communications Corp.:
 0%/12.50% Sr. Unsec. Disc. Nts., 3/15/11
8,13                                             8,128,000            7,274,560
 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09
8                                          5,925,000            6,206,438
---------------------------------------------------------------------------------------------------------------------------
 Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec.
 Sub. Nts.,
3/1/14
2,000,000            2,115,000
---------------------------------------------------------------------------------------------------------------------------
 Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09
8                         1,400,000            1,473,500
---------------------------------------------------------------------------------------------------------------------------
 Hollinger International Publishing, Inc., 9% Sr. Unsec. Nts.,
12/15/10                    3,175,000            3,361,531
---------------------------------------------------------------------------------------------------------------------------
 Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11
8                                     1,700,000            1,789,250
---------------------------------------------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09
8                       1,500,000            1,518,750
---------------------------------------------------------------------------------------------------------------------------
 Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13
8                                   1,800,000            1,890,000
---------------------------------------------------------------------------------------------------------------------------
 Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13
5                                      2,200,000            2,150,500
---------------------------------------------------------------------------------------------------------------------------
 LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs.,
6/15/13                               1,550,000            1,650,750
---------------------------------------------------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13
8                     2,700,000            2,571,750
---------------------------------------------------------------------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12
8                                           9,200,000            9,683,000
---------------------------------------------------------------------------------------------------------------------------
 PRIMEDIA, Inc., 8% Sr. Nts., 5/15/13
5                                                    7,600,000
7,714,000
---------------------------------------------------------------------------------------------------------------------------
 R.H. Donnelley Financial Corp. I:
 8.875% Sr. Nts., 12/15/10
5,8
2,800,000            3,150,000
 10.875% Sr. Sub. Nts., 12/15/12
5                                                         4,300,000
5,095,500
---------------------------------------------------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11
8                          2,900,000            3,168,250
---------------------------------------------------------------------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr. Sub. Nts., Series B,
2/1/12                               5,400,000            6,102,000
---------------------------------------------------------------------------------------------------------------------------
 Shaw Communications, Inc., 8.54% Debs., 9/30/27
[CAD]                                    14,580,000            9,419,277

24  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Media Continued
 Sinclair Broadcast Group, Inc.:
 8% Sr. Unsec. Sub. Nts., 3/15/12
8                                                    $  11,400,000      $
12,084,000
 8.75% Sr. Sub. Nts.,
12/15/11
800,000              874,000
---------------------------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts.,
11/1/09                  10,850,000           11,528,125
---------------------------------------------------------------------------------------------------------------------------
 Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09
5                                               2,250,000            2,379,375
---------------------------------------------------------------------------------------------------------------------------
 Vivendi Universal SA, 9.25% Sr. Nts., 4/15/10
5                                           3,100,000            3,576,625
---------------------------------------------------------------------------------------------------------------------------
 World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts.,
2/15/09                              2,500,000            2,642,863
---------------------------------------------------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
 12.75% Sr. Sub. Nts.,
11/15/09
7,900,000            7,949,375

-----------------

270,297,418

---------------------------------------------------------------------------------------------------------------------------
 Multiline Retail--0.3%
 J. C. Penney Co., Inc., 8% Nts., 3/1/10
8                                                 7,050,000            7,772,625
---------------------------------------------------------------------------------------------------------------------------
 Saks, Inc.:
 8.25% Sr. Unsec. Nts.,
11/15/08
5,420,000            5,962,000
 9.875% Nts., 10/1/11
1
2,700,000            3,199,500

-----------------

16,934,125

---------------------------------------------------------------------------------------------------------------------------
 Specialty Retail--0.6%
 Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12
8                                5,900,000            5,929,500
---------------------------------------------------------------------------------------------------------------------------
 AutoNation, Inc., 9% Sr. Unsec. Nts.,
8/1/08                                              5,500,000
6,187,500
---------------------------------------------------------------------------------------------------------------------------
 CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06
8                                            6,700,000            7,520,750
---------------------------------------------------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts.,
5/1/08                    3,775,000            3,737,250
---------------------------------------------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs.,
5/1/08                                                3,200,000
3,196,000
---------------------------------------------------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08
1,8                                    3,125,000            3,234,375
---------------------------------------------------------------------------------------------------------------------------
 Gap, Inc. (The):
 6.90% Nts.,
9/15/07
500,000              540,000
 10.55% Unsub. Nts.,
12/15/08
1,200,000            1,449,000
---------------------------------------------------------------------------------------------------------------------------
 Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts.,
3/15/11                              3,200,000            3,496,000
---------------------------------------------------------------------------------------------------------------------------
 Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09
1,3,4                                      4,300,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11
1                              4,000,000            4,620,000
---------------------------------------------------------------------------------------------------------------------------
 Rent-A-Center, Inc., 7.50% Sr. Sub. Nts., Cl. B,
5/1/10                                   1,250,000            1,320,313
---------------------------------------------------------------------------------------------------------------------------
 United Auto Group, Inc., 9.625% Sr. Unsec. Sub. Nts., 3/15/12
8                             400,000              439,000

-----------------

41,669,688

---------------------------------------------------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.2%
 Broder Brothers Co., 11.25% Sr. Nts., 10/15/10
5                                          2,800,000            2,849,000
---------------------------------------------------------------------------------------------------------------------------
 Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08
1,3,4                             5,050,000               63,125
---------------------------------------------------------------------------------------------------------------------------
 Levi Strauss & Co.:
 11.625% Sr. Unsec. Nts.,
1/15/08
1,950,000            1,608,750
 12.25% Sr. Nts., 12/15/12
8
2,200,000            1,771,000
---------------------------------------------------------------------------------------------------------------------------
 Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11
5                                        1,500,000            1,605,000
---------------------------------------------------------------------------------------------------------------------------
 Phillips/Van Heusen Corp.:
 8.125% Sr. Nts., 5/1/13
1
600,000              631,500
 9.50% Sr. Unsec. Sub. Nts., 5/1/08
1                                                      3,750,000
3,881,250

25  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Textiles, Apparel & Luxury Goods Continued
 Russell Corp., 9.25% Sr. Nts., 5/1/10
1                                               $   2,500,000      $
2,662,500

-----------------

15,072,125

---------------------------------------------------------------------------------------------------------------------------
 Consumer Staples--1.5%
---------------------------------------------------------------------------------------------------------------------------
 Beverages--0.1%
 Canandaigua Brands, Inc.:
 8.50% Sr. Unsec. Sub. Nts.,
3/1/09
1,500,000            1,590,000
 8.625% Sr. Unsec. Nts., 8/1/06
8                                                          1,300,000
1,425,125
---------------------------------------------------------------------------------------------------------------------------
 Constellation Brands, Inc., 8.125% Sr. Sub. Nts.,
1/15/12                                 2,000,000            2,170,000

-----------------

5,185,125

---------------------------------------------------------------------------------------------------------------------------
 Food & Staples Retailing--0.3%
 Delhaize America, Inc., 8.125% Unsub. Debs.,
4/15/11                                      9,605,000           10,613,525
---------------------------------------------------------------------------------------------------------------------------
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08
3                                                         6,000,000
1,020,000
 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07
1,3,8                                     1,000,000                5,100
---------------------------------------------------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11
8                 1,400,000            1,323,000
---------------------------------------------------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts.,
10/15/07                                        3,450,000            3,588,000
---------------------------------------------------------------------------------------------------------------------------
 Real Time Data Co., 13% Disc. Nts., 5/31/09
1,3,4,14                                      8,836,185              176,724
---------------------------------------------------------------------------------------------------------------------------
 Rite Aid Corp.:
 8.125% Sr. Sec. Nts., 5/1/10
5
4,000,000            4,280,000
 9.50% Sr. Sec. Nts., 2/15/11
8
2,000,000            2,270,000

-----------------

23,276,349

---------------------------------------------------------------------------------------------------------------------------
 Food Products--0.8%
 American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10
1                             4,700,000            5,522,500
---------------------------------------------------------------------------------------------------------------------------
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08
3                               2,400,000            1,368,000
---------------------------------------------------------------------------------------------------------------------------
 Burns Philp Capital Pty Ltd., 9.75% Sr. Sub. Nts., 7/15/12
5                              4,350,000            4,371,750
---------------------------------------------------------------------------------------------------------------------------
 Chiquita Brands International, Inc., 10.56% Sr. Unsec. Nts., 3/15/09
8                      622,000              688,865
---------------------------------------------------------------------------------------------------------------------------
 Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12
5                                         3,900,000            4,280,250
---------------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10
1                                             3,200,000            3,536,000
---------------------------------------------------------------------------------------------------------------------------
 Dole Food Co., Inc.:
 8.625% Sr. Nts.,
5/1/09
7,500,000            8,025,000
 8.875% Sr. Unsec. Nts.,
3/15/11
1,700,000            1,819,000
---------------------------------------------------------------------------------------------------------------------------
 Hines Nurseries, Inc., 10.25% Sr. Nts., 10/1/11
5                                         1,800,000            1,890,000
---------------------------------------------------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts.,
2/15/09                                              1,000,000
270,000
---------------------------------------------------------------------------------------------------------------------------
 Smithfield Foods, Inc.:
 7.625% Sr. Unsec. Sub. Nts., 2/15/08
8                                                    3,050,000
3,187,250
 8% Sr. Nts., Series B, 10/15/09
8                                                         1,000,000
1,095,000
---------------------------------------------------------------------------------------------------------------------------
 Swift & Co., 10.125% Sr. Nts., 10/1/09
8                                                  2,000,000
2,220,000
---------------------------------------------------------------------------------------------------------------------------
 Tembec Industries, Inc., 7.75% Sr. Nts.,
3/15/12                                          5,500,000            5,197,500
---------------------------------------------------------------------------------------------------------------------------
 United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 1
[GBP]                        4,000,000            7,310,160

-----------------

50,781,275

26  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Household Products--0.3%
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08
1                                           $   3,700,000      $     3,903,500
---------------------------------------------------------------------------------------------------------------------------
 Holmes Products Corp.:
 9.875% Sr. Sub. Nts., Series C, 11/15/07
1                                                1,000,000              960,000
 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07
1                                         4,610,000            4,425,600
---------------------------------------------------------------------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts.,
6/1/11                               4,500,000            4,342,500
---------------------------------------------------------------------------------------------------------------------------
 Rayovac Corp., 8.50% Sr. Sub. Nts., 10/1/13
5                                             1,600,000            1,644,000
---------------------------------------------------------------------------------------------------------------------------
 Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05
8                              3,450,000            3,467,250
---------------------------------------------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08
1,3,4                      6,340,000                   --

-----------------

18,742,850

---------------------------------------------------------------------------------------------------------------------------
 Energy--2.6%
---------------------------------------------------------------------------------------------------------------------------
 Energy Equipment & Services--0.6%
 Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11
8                                            1,900,000            2,004,500
---------------------------------------------------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08
1,3,4                   5,925,000            1,481,250
---------------------------------------------------------------------------------------------------------------------------
 Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08
8                    1,900,000            1,966,500
---------------------------------------------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts.,
8/1/08                          12,750,000           14,056,875
---------------------------------------------------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts.,
6/1/08                                        14,250,000           12,753,750
---------------------------------------------------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375% Sr. Nts.,
5/1/09                                      2,000,000            2,190,000
---------------------------------------------------------------------------------------------------------------------------
 Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts.,
5/15/10                          3,200,000            3,312,000

-----------------

37,764,875

---------------------------------------------------------------------------------------------------------------------------
 Oil & Gas--2.0%
 Chesapeake Energy Corp.:
 7.75% Sr. Unsec. Nts., 1/15/15
8                                                          9,300,000
9,858,000
 8.125% Sr. Unsec. Nts., 4/1/11
8                                                          3,650,000
3,978,500
 9% Sr. Nts.,
8/15/12
1,000,000            1,130,000
---------------------------------------------------------------------------------------------------------------------------
 El Paso Energy Partners LP:
 8.50% Sr. Unsec. Sub. Nts., Series B,
6/1/11                                              2,300,000
2,489,750
 10.625% Sr. Sub. Nts.,
12/1/12
3,900,000            4,592,250
---------------------------------------------------------------------------------------------------------------------------
 Forest Oil Corp., 7.75% Sr. Nts.,
5/1/14                                                  3,500,000
3,657,500
---------------------------------------------------------------------------------------------------------------------------
 Frontier Escrow Corp., 8% Sr. Nts., 4/15/13
5                                             1,500,000            1,530,000
---------------------------------------------------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts.,
11/15/09                                             9,735,000
11,049,225
---------------------------------------------------------------------------------------------------------------------------
 GulfTerra Energy Partners LP, 8.50% Sr. Sub. Unsec. Nts., Series B,
6/1/10                2,700,000            2,922,750
---------------------------------------------------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09
1                                          7,000,000            7,980,000
---------------------------------------------------------------------------------------------------------------------------
 Newfield Exploration Co., 8.375% Sr. Sub. Nts.,
8/15/12                                   3,250,000            3,542,500
---------------------------------------------------------------------------------------------------------------------------
 Pemex Project Funding Master Trust:
 6.625% Nts., 4/4/10
[EUR]
8,610,000           10,670,993
 8.50% Unsub. Nts., 2/15/08
8
3,450,000            4,019,250
---------------------------------------------------------------------------------------------------------------------------
 Petroleos Mexicanos:
 6.50% Unsub. Nts.,
2/1/05
11,855,000           12,536,663
 9.375% Sr. Unsec. Bonds,
12/2/08
9,030,000           10,836,000
---------------------------------------------------------------------------------------------------------------------------
 Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12
8                                  3,000,000            3,420,000
---------------------------------------------------------------------------------------------------------------------------
 Premcor Refining Group, Inc., 9.50% Sr. Nts.,
2/1/13                                      5,800,000            6,409,000

27  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Oil & Gas Continued
 Stone Energy Corp., 8.25% Sr. Unsec. Sub. Nts.,
12/15/11                              $   1,000,000      $     1,065,000
---------------------------------------------------------------------------------------------------------------------------
 Teekay Shipping Corp., 8.875% Sr. Nts.,
7/15/11                                           2,000,000            2,220,000
---------------------------------------------------------------------------------------------------------------------------
 Tesoro Petroleum Corp.:
 8% Sr. Sec. Nts.,
4/15/08
7,800,000            8,034,000
 9.625% Sr. Sub. Nts., 4/1/12
8
2,250,000            2,250,000
---------------------------------------------------------------------------------------------------------------------------
 Tom Brown, Inc., Units (each unit consists of $512 principal amount of
 7.25% sr. sub. nts., due 2013 and $488 principal amount of Tom Brown
 Resources Funding Corp., 7.25% sr. sub. nts., due 2013)
15                                1,800,000            1,872,000
---------------------------------------------------------------------------------------------------------------------------
 Westport Resources Corp.:
 8.25% Sr. Sub. Nts., 11/1/11
5
2,000,000            2,195,000
 8.25% Sr. Unsec. Sub. Nts.,
11/1/11
6,700,000            7,353,250
---------------------------------------------------------------------------------------------------------------------------
 XTO Energy, Inc., 7.50% Sr. Nts.,
4/15/12                                                 5,200,000
5,811,000

-----------------

131,422,631

---------------------------------------------------------------------------------------------------------------------------
 Financials--2.1%
---------------------------------------------------------------------------------------------------------------------------
 Commercial Banks--0.5%
 Bank Plus Corp., 12% Sr. Nts., 7/18/07
1                                                  4,167,000
4,479,525
---------------------------------------------------------------------------------------------------------------------------
 BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26
1                          10,050,000           10,979,625
---------------------------------------------------------------------------------------------------------------------------
 Local Financial Corp., 11% Sr. Nts., 9/8/04
1                                            10,000,000           10,200,000
---------------------------------------------------------------------------------------------------------------------------
 Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04
1,3,4                       4,970,000               31,062
---------------------------------------------------------------------------------------------------------------------------
 Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts.,
11/15/06                                 1,000,000            1,191,326
---------------------------------------------------------------------------------------------------------------------------
 Western Financial Bank, 9.625% Unsec. Sub. Debs.,
5/15/12                                 3,800,000            4,132,500

-----------------

31,014,038

---------------------------------------------------------------------------------------------------------------------------
 Diversified Financial Services--0.4%
 Berry Plastics Corp., 10.75% Sr. Sub. Nts.,
7/15/12                                       3,200,000            3,584,000
---------------------------------------------------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts.,
11/15/09                                            8,848,000
4,424,000
---------------------------------------------------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts.,
3/2/07                                   5,900,000            6,696,500
---------------------------------------------------------------------------------------------------------------------------
 MBNA Corp., 6.125% Nts., 3/1/13
8                                                         3,740,000
4,005,428
---------------------------------------------------------------------------------------------------------------------------
 Pemex Project Funding Master Trust, 7.375%
Bonds,12/15/14                                 8,570,000            9,255,600
---------------------------------------------------------------------------------------------------------------------------
 SBS Agro Finance BV, 10.25% Bonds, 7/21/00
1,3,4                                         14,961,000                   --

-----------------

27,965,528

---------------------------------------------------------------------------------------------------------------------------
 Insurance--0.1%
 Arbor I Ltd., 16.64% Nts., 6/15/06
1,2                                                    6,250,000
6,339,063
---------------------------------------------------------------------------------------------------------------------------
 Conseco, Inc., Escrow Shares, 6/15/09
3,4                                                 3,050,000
--

-----------------

6,339,063

---------------------------------------------------------------------------------------------------------------------------
 Real Estate--0.9%
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07
8                                         7,700,000            7,642,250
---------------------------------------------------------------------------------------------------------------------------
 CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts.,
6/15/11                     1,450,000            1,576,875
---------------------------------------------------------------------------------------------------------------------------
 Corrections Corp. of America:
 7.50% Sr. Nts., 5/1/11
8
1,500,000            1,554,375
 9.875% Sr. Nts.,
5/1/09
2,000,000            2,255,000

28  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Real Estate Continued
 Felcor Lodging LP, 9% Sr. Nts.,
6/1/11                                                $   2,609,000      $
2,791,630
---------------------------------------------------------------------------------------------------------------------------
 Felcor Suites LP, 7.375% Sr. Nts.,
10/1/04                                                2,200,000
2,263,250
---------------------------------------------------------------------------------------------------------------------------
 HMH Properties, Inc.:
 7.875% Sr. Nts., Series B,
8/1/08
6,300,000            6,504,750
 8.45% Sr. Nts., Series C, 12/1/08
8                                                       3,000,000
3,138,750
---------------------------------------------------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts.,
1/15/07                                                 5,000,000
5,500,000
---------------------------------------------------------------------------------------------------------------------------
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts.,
8/15/07
6,800,000            6,749,000
 9.125% Sr. Unsec. Nts.,
1/15/11
4,850,000            5,116,750
---------------------------------------------------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B,
4/1/08          15,590,000           15,745,900

-----------------

60,838,530

---------------------------------------------------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--0.2%
 Ocwen Capital Trust I, 10.875% Capital Nts.,
8/1/27                                       5,250,000            4,856,250
---------------------------------------------------------------------------------------------------------------------------
 Ocwen Financial Corp., 11.875% Nts., 10/1/03
1                                            4,817,000            4,817,000

-----------------

9,673,250

---------------------------------------------------------------------------------------------------------------------------
 Health Care--1.2%
---------------------------------------------------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.2%
 Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts.,
5/1/12                       3,400,000            3,629,500
---------------------------------------------------------------------------------------------------------------------------
 HMP Equity Holdings Corp., Units (each unit consists of $1,000 principal amount of 15.43% Sr. Sec. Disc. Nts., 5/15/08 and one warrant to purchase
 2.8094 shares of Huntsman Corp. common stock)
9,15                                        3,500,000            1,715,000
---------------------------------------------------------------------------------------------------------------------------
 Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts.,
6/15/12                            4,150,000            4,440,500
---------------------------------------------------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts.,
8/1/11                           550,000              588,500

-----------------

10,373,500

---------------------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services--1.0%
 Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub. Nts.,
4/15/11                               800,000              836,000
---------------------------------------------------------------------------------------------------------------------------
 AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts.,
4/1/13                                      2,800,000            3,010,000
---------------------------------------------------------------------------------------------------------------------------
 AmerisourceBergen Corp., 7.25% Sr. Unsec. Nts.,
11/15/12                                  2,200,000            2,249,500
---------------------------------------------------------------------------------------------------------------------------
 Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub. Nts., 7/1/10
8                   1,900,000            2,071,000
---------------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875% Nts.,
2/1/08                              3,290,000            3,429,825
---------------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08
[DEM]                       1,700,000            1,042,589
---------------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts.,
6/15/11             3,000,000            3,150,000
---------------------------------------------------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc., 10.375% Sr. Nts.,
2/15/09                                  2,850,000            3,195,562
---------------------------------------------------------------------------------------------------------------------------
 HCA, Inc., 6.30% Sr. Unsec. Nts.,
10/1/12                                                 3,900,000
3,981,756
---------------------------------------------------------------------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts.,
6/1/12                                                   10,500,000
9,082,500
---------------------------------------------------------------------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12
8                         3,300,000            3,498,000
---------------------------------------------------------------------------------------------------------------------------
 NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts.,
12/1/12                                     3,700,000            4,033,000
---------------------------------------------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                    4,600,000            5,313,000
---------------------------------------------------------------------------------------------------------------------------
 Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13
5                               2,450,000            2,541,875
---------------------------------------------------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12
8                             5,200,000            5,512,000
---------------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp., 6.375% Sr. Nts.,
12/1/11                                          6,931,000            6,671,087

29  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Health Care Providers & Services Continued
 Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B,
5/1/09                        $   4,000,000      $     4,370,000
---------------------------------------------------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts.,
2/1/12                                           1,600,000            1,704,000

-----------------

65,691,694

---------------------------------------------------------------------------------------------------------------------------
 Pharmaceuticals--0.0%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10
8                                              1,200,000            1,344,000
---------------------------------------------------------------------------------------------------------------------------
 Industrials--4.3%
---------------------------------------------------------------------------------------------------------------------------
 Aerospace & Defense--0.4%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts.,
5/15/11                            2,900,000            3,175,500
---------------------------------------------------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
 Series B, 10/15/08
1,3
6,700,000            1,917,875
---------------------------------------------------------------------------------------------------------------------------
 BE Aerospace, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 5/1/11
8                                                     1,800,000
1,566,000
 9.50% Sr. Unsec. Sub. Nts., 11/1/08
8                                                     2,500,000
2,287,500
---------------------------------------------------------------------------------------------------------------------------
 K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10
8                             2,100,000            2,320,500
---------------------------------------------------------------------------------------------------------------------------
 L-3 Communications Corp., 7.625% Sr. Sub. Nts.,
6/15/12                                   1,700,000            1,848,750
---------------------------------------------------------------------------------------------------------------------------
 Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts.,
12/15/12                                     2,150,000            2,397,250
---------------------------------------------------------------------------------------------------------------------------
 TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11
5                                         3,100,000            3,348,000
---------------------------------------------------------------------------------------------------------------------------
 TRW Automotive, Inc.:
 9.375% Sr. Nts., 2/15/13
5,8
2,200,000            2,486,000
 11% Sr. Sub. Nts., 2/15/13
5,8
2,500,000            2,925,000
---------------------------------------------------------------------------------------------------------------------------
 Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11
5                                  1,950,000            1,998,750

-----------------

26,271,125

---------------------------------------------------------------------------------------------------------------------------
 Air Freight & Logistics--0.1%
 Atlas Air, Inc.:
 9.25% Sr. Nts., 4/15/08
3
6,200,000            2,790,000
 9.375% Sr. Unsec. Nts., 11/15/06
3                                                        2,700,000
1,215,000

-----------------

4,005,000

---------------------------------------------------------------------------------------------------------------------------
 Airlines--0.4%
 America West Airlines, Inc., 10.75% Sr. Nts.,
9/1/05                                     22,273,000           16,843,956
---------------------------------------------------------------------------------------------------------------------------
 Amtran, Inc., 10.50% Sr. Nts.,
8/1/04                                                     9,750,000
7,556,250

-----------------

24,400,206

---------------------------------------------------------------------------------------------------------------------------
 Building Products--0.2%
 Associated Materials, Inc., 9.75% Sr. Sub. Nts.,
4/15/12                                  2,400,000            2,550,000
---------------------------------------------------------------------------------------------------------------------------
 Green Star Products, Inc., 10.15% Bonds, 6/24/10
5                                          577,603              600,588
---------------------------------------------------------------------------------------------------------------------------
 Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10
5                                      3,100,000            3,231,750
---------------------------------------------------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07
1                                                5,200,000            5,382,000
 9.25% Sr. Nts., Series B, 3/15/07
1                                                       2,990,000
3,094,650
 9.875% Sr. Unsec. Sub. Nts., 6/15/11
1                                                    1,150,000
1,221,875

-----------------

16,080,863

30  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Commercial Services & Supplies--1.5%
 Allied Waste North America, Inc.:
 7.875% Sr. Nts.,
4/15/13                                                              $
3,800,000    $       3,999,500
 7.875% Sr. Unsec. Nts., Series B,
1/1/09                                                    800,000
834,000
 8.50% Sr. Sub. Nts., 12/1/08
8
10,300,000           11,175,500
 8.875% Sr. Nts., Series B,
4/1/08
14,800,000           16,095,000
 9.25% Sr. Sec. Debs., Series B,
9/1/12                                                   15,550,000
17,260,500
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09
8                                              1,900,000            2,068,625
---------------------------------------------------------------------------------------------------------------------------
 American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10
5,8                             1,550,000            1,646,875
---------------------------------------------------------------------------------------------------------------------------
 American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05
1,3,4                     3,462,000               24,234
---------------------------------------------------------------------------------------------------------------------------
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06
1,3,4                                 10,175,000            2,403,844
---------------------------------------------------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts.,
11/1/09                                   2,500,000            2,787,500
---------------------------------------------------------------------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts.,
2/1/10
3,300,000            3,531,000
---------------------------------------------------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts., Series B,
12/1/07                                 2,920,000            1,941,800
---------------------------------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07
1                      5,800,000            4,089,000
---------------------------------------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09
1,3,4                       5,300,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts.,
2/15/09                           3,050,000            3,080,500
---------------------------------------------------------------------------------------------------------------------------
 Mail-Well I Corp., 9.625% Sr. Nts.,
3/15/12                                               5,900,000
6,431,000
---------------------------------------------------------------------------------------------------------------------------
 Moore North American Finance, Inc., 7.875% Sr. Nts., 1/15/11
5                            1,600,000            1,708,000
---------------------------------------------------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts.,
8/15/05
5,150,000            4,255,187
---------------------------------------------------------------------------------------------------------------------------
 Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09
1,3,4                                 13,150,000              657,500
---------------------------------------------------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09
8                                 2,400,000            2,640,000
---------------------------------------------------------------------------------------------------------------------------
 United Rentals (North America), Inc.:
 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09
8                                               2,000,000            2,080,000
 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09
8                                             250,000              260,000
 10.75% Sr. Nts., 4/15/08
5,8
3,000,000            3,337,500
 10.75% Sr. Unsec. Nts., 4/15/08
8                                                         3,450,000
3,838,125
 10.75% Sr. Unsec. Nts., Series B,
4/15/08                                                 2,800,000
3,115,000

-----------------

99,260,190

---------------------------------------------------------------------------------------------------------------------------
 Construction & Engineering--0.1%
 Integrated Electrical Services, Inc.:
 9.375% Sr. Sub. Nts., Series B, 2/1/09
1                                                    300,000
310,500
 9.375% Sr. Sub. Nts., Series C,
2/1/09                                                    2,150,000
2,225,250
---------------------------------------------------------------------------------------------------------------------------
 URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09
1                                              6,350,000            6,985,000

-----------------

9,520,750

---------------------------------------------------------------------------------------------------------------------------
 Electrical Equipment--0.0%
 Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts.,
6/15/09                                  2,900,000            2,595,500
---------------------------------------------------------------------------------------------------------------------------
 Industrial Conglomerates--0.5%
 Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts.,
8/15/08                     7,105,000            7,540,181
---------------------------------------------------------------------------------------------------------------------------
 Tyco International Group SA:
 6.375% Nts.,
10/15/11
19,200,000           19,896,000
 6.75% Sr. Unsub. Nts., 2/15/11
8                                                          1,900,000
2,014,000

-----------------

29,450,181

31  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Machinery--0.8%
 Actuant Corp., 13% Sr. Sub. Nts.,
5/1/09                                              $   1,977,000      $
2,500,905
---------------------------------------------------------------------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec. Nts.,
5/1/08                                                 9,900,000
10,741,500
---------------------------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts.,
8/1/09                                                   4,750,000
4,251,250
---------------------------------------------------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07
1,3,4                                          10,550,000              105,500
---------------------------------------------------------------------------------------------------------------------------
 NMHG Holding Co., 10% Sr. Nts.,
5/15/09                                                   2,400,000
2,652,000
---------------------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B,
6/15/07             10,400,000            9,620,000
---------------------------------------------------------------------------------------------------------------------------
 SPX Corp., 7.50% Sr. Nts., 1/1/13
8                                                       5,700,000
6,027,750
---------------------------------------------------------------------------------------------------------------------------
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts.,
4/1/08
600,000              628,500
 8.875% Sr. Unsec. Sub. Nts., Series C,
4/1/08                                             1,325,000
1,387,938
 9.25% Sr. Unsec. Sub. Nts.,
7/15/11
2,700,000            2,970,000
 10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11
8                                          6,000,000            6,750,000
---------------------------------------------------------------------------------------------------------------------------
 Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09
1                                           4,000,000            4,040,000

-----------------

51,675,343

---------------------------------------------------------------------------------------------------------------------------
 Marine--0.2%
 CP Ships Ltd., 10.375% Sr. Nts.,
7/15/12                                                  6,350,000
7,270,750
---------------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05
1,3,4                             5,400,000            2,352,780
---------------------------------------------------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07
1,3           11,650,000            4,019,250

-----------------

13,642,780

---------------------------------------------------------------------------------------------------------------------------
 Road & Rail--0.1%
 Kansas City Southern Railway Co. (The), 7.50% Sr. Nts.,
6/15/09                           2,000,000            2,085,000
---------------------------------------------------------------------------------------------------------------------------
 Stena AB, 9.625% Sr. Nts., 12/1/12
8                                                      2,150,000
2,348,875

-----------------

4,433,875

---------------------------------------------------------------------------------------------------------------------------
 Transportation Infrastructure--0.0%
 Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11
5,8                      1,350,000            1,420,875
---------------------------------------------------------------------------------------------------------------------------
 Information Technology--1.3%
---------------------------------------------------------------------------------------------------------------------------
 Communications Equipment--0.1%
 Orion Network Systems, Inc., 12.50% Sr. Disc. Nts., 1/15/07
3                            11,975,000            5,155,237
---------------------------------------------------------------------------------------------------------------------------
 Computers & Peripherals--0.1%
 Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09
8                                   4,600,000            5,094,500
---------------------------------------------------------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.3%
 Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05
1           12,553,000           12,804,060
---------------------------------------------------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08
1                                5,000,000            5,412,500
---------------------------------------------------------------------------------------------------------------------------
 Xerox Capital plc (Europe), 5.875% Nts., 5/15/04
8                                        1,000,000            1,010,000

-----------------

19,226,560

---------------------------------------------------------------------------------------------------------------------------
 Internet Software & Services--0.0%
 Exodus Communications, Inc.:
 10.75% Sr. Nts., 12/15/09 1,3,4
[EUR]
2,165,754              113,496
 10.75% Sr. Unsec. Sub. Nts., 12/15/09
1,3,4                                               7,121,396
--
---------------------------------------------------------------------------------------------------------------------------
 FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08
1,3,4,13                  5,700,000                  570
---------------------------------------------------------------------------------------------------------------------------
 Globix Corp., 11% Sr. Nts., 4/26/08
1                                                       962,364
736,208

32  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Internet Software & Services Continued
 PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,3,4
[EUR]                                 6,150,000      $       349,147

-----------------

1,199,421

---------------------------------------------------------------------------------------------------------------------------
 IT Services--0.2%
 Iron Mountain, Inc., 7.75% Sr. Sub. Nts.,
1/15/15                                        11,650,000           12,086,875
---------------------------------------------------------------------------------------------------------------------------
 Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11
5                                            1,600,000            1,880,000

-----------------

13,966,875

---------------------------------------------------------------------------------------------------------------------------
 Office Electronics--0.0%
 ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06
1,8                                     1,430,000            1,508,650
---------------------------------------------------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--0.6%
 AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts.,
2/1/13                              4,750,000            5,391,250
---------------------------------------------------------------------------------------------------------------------------
 Amkor Technology, Inc.:
 7.75% Sr. Nts., 5/15/13
5,8
6,500,000            6,565,000
 9.25% Sr. Unsec. Sub. Nts., 2/15/08
8                                                     5,850,000
6,347,250
---------------------------------------------------------------------------------------------------------------------------
 ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09
8           4,000,000            4,480,000
---------------------------------------------------------------------------------------------------------------------------
 Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05
1                                      14,000,000           13,580,000

-----------------

36,363,500

---------------------------------------------------------------------------------------------------------------------------
 Materials--4.2%
---------------------------------------------------------------------------------------------------------------------------
 Chemicals--1.5%
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09
8                                           3,600,000            3,168,000
---------------------------------------------------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07
1                              1,700,000              688,500
---------------------------------------------------------------------------------------------------------------------------
 Compass Minerals Group, Inc., 10% Sr. Sub. Nts.,
8/15/11                                  3,800,000            4,237,000
---------------------------------------------------------------------------------------------------------------------------
 Equistar Chemicals LP/Equistar Funding Corp.:
 8.75% Sr. Unsec. Nts., 2/15/09
8                                                          3,400,000
3,196,000
 10.625% Sr. Nts., 5/1/11
5
2,650,000            2,636,750
---------------------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 13.09% Sr. Unsec. Disc. Nts., 12/31/09
9                                                 14,040,000
5,616,000
 10.125% Sr. Unsec. Sub. Nts., 7/1/09
[EUR]                                                3,300,000
3,372,245
 10.125% Sr. Unsec. Sub. Nts., 7/1/09
8                                                   14,350,000
13,704,250
---------------------------------------------------------------------------------------------------------------------------
 Huntsman International LLC:
 9.875% Sr. Nts.,
3/1/09
3,200,000            3,376,000
 9.875% Sr. Nts., 3/1/09
5,8
2,300,000            2,426,500
---------------------------------------------------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts.,
12/15/09                                       4,100,000            4,489,500
---------------------------------------------------------------------------------------------------------------------------
 Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13
5,6                                3,050,000            3,179,625
---------------------------------------------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08
8
2,700,000            2,511,000
 9.625% Sr. Sec. Nts., Series A,
5/1/07                                                    6,000,000
5,730,000
 9.875% Sec. Nts., Series B, 5/1/07
8                                                     19,350,000
18,527,625
---------------------------------------------------------------------------------------------------------------------------
 Millennium America, Inc., 9.25% Sr. Nts., 6/15/08
5                                       1,200,000            1,251,000
---------------------------------------------------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11
1,8                             4,500,000            5,107,500
---------------------------------------------------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11
8                                           4,500,000            4,488,750
---------------------------------------------------------------------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08
8                                       2,557,668            2,231,565
---------------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc., 4.64% Sr. Sec. Nts., 12/31/06
2                                         809,925              706,660
---------------------------------------------------------------------------------------------------------------------------
 Rockwood Specialties Corp., 10.625% Sr. Sub. Nts., 5/15/11
5                              1,200,000            1,284,000

33  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Chemicals Continued
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09
1,8                               $   2,000,000      $     1,605,000
---------------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07
1
1,816,791            1,716,867
 11.25% Sr. Sub. Nts., 8/15/06
1,3,4
7,915,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11
5                                        3,100,000            3,231,750

-----------------

98,482,087

---------------------------------------------------------------------------------------------------------------------------
 Construction Materials--0.1%
 Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09
3,4                         4,300,000            1,096,500
---------------------------------------------------------------------------------------------------------------------------
 Texas Industries, Inc., 10.25% Sr. Nts., 6/15/11
5                                        3,200,000            3,520,000

-----------------

4,616,500

---------------------------------------------------------------------------------------------------------------------------
 Containers & Packaging--1.1%
 Ball Corp.:
 6.875% Sr. Unsec. Nts., 12/15/12
5                                                        2,200,000
2,279,750
 7.75% Sr. Unsec. Nts.,
8/1/06
2,300,000            2,507,000
---------------------------------------------------------------------------------------------------------------------------
 Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05
1,3,4                         5,875,000               14,688
---------------------------------------------------------------------------------------------------------------------------
 Crown Euro Holdings SA:
 9.50% Sr. Sec. Nts., 3/1/11
5,8
3,600,000            3,888,000
 10.875% Sr. Sec. Nts., 3/1/13
5,8
1,850,000            2,048,875
---------------------------------------------------------------------------------------------------------------------------
 Graphic Packaging International Corp.:
 8.50% Sr. Nts., 8/15/11
5
5,700,000            6,198,750
 9.50% Sr. Sub. Nts., 8/15/13
5
2,550,000            2,811,375
---------------------------------------------------------------------------------------------------------------------------
 Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts.,
10/1/12                                   1,300,000            1,365,000
---------------------------------------------------------------------------------------------------------------------------
 MDP Acquisitions plc, 9.625% Sr. Nts.,
10/1/12                                            3,200,000
3,520,000
---------------------------------------------------------------------------------------------------------------------------
 Owens-Brockway Glass Container, Inc.:
 7.75% Sr. Sec. Nts.,
5/15/11
2,900,000            3,016,000
 8.25% Sr. Unsec. Nts., 5/15/13
5,8                                                        1,500,000
1,537,500
 8.75% Sr. Sec. Nts., 11/15/12
8                                                          12,500,000
13,468,750
 8.875% Sr. Sec. Nts.,
2/15/09
5,800,000            6,206,000
---------------------------------------------------------------------------------------------------------------------------
 Stone Container Corp.:
 8.375% Sr. Nts., 7/1/12
8
4,700,000            4,958,500
 9.25% Sr. Unsec. Nts.,
2/1/08
4,500,000            4,916,250
 9.75% Sr. Unsec. Nts.,
2/1/11
7,900,000            8,650,500
---------------------------------------------------------------------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Unsec. Sub. Nts.,
6/15/12                                        5,550,000            5,661,000

-----------------

73,047,938

---------------------------------------------------------------------------------------------------------------------------
 Metals & Mining--0.9% AK Steel Corp.:
 7.75% Sr. Unsec. Nts.,
6/15/12
7,000,000            4,865,000
 7.875% Sr. Unsec. Nts., 2/15/09
8                                                         3,925,000
2,826,000
---------------------------------------------------------------------------------------------------------------------------
 Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13
5                                        3,200,000            3,312,000
---------------------------------------------------------------------------------------------------------------------------
 Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09
1                     1,050,000              672,000
---------------------------------------------------------------------------------------------------------------------------
 California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09
8              3,000,000            3,135,000
---------------------------------------------------------------------------------------------------------------------------
 Century Aluminum Co., 11.75% Sr. Sec. Nts.,
4/15/08                                       6,750,000            7,256,250
---------------------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08
1,3,4                1,586,000               15,860
---------------------------------------------------------------------------------------------------------------------------
 IPSCO, Inc., 8.75% Sr. Nts., 6/1/13
5,8                                                   1,000,000
1,050,000

34  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Metals & Mining Continued
 Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12
1                               $   5,200,000      $     5,564,000
---------------------------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06
1,3,4,8            4,500,000            3,487,500
---------------------------------------------------------------------------------------------------------------------------
 Keystone Consolidated Industries, Inc., 9.625% Sr. Sec. Nts., 8/1/07
1                    5,700,000              598,500
---------------------------------------------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts.,
12/1/07                                                    9,595,000
5,037,375
---------------------------------------------------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09
1,3,4                     3,856,845              289,263
---------------------------------------------------------------------------------------------------------------------------
 Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10
8                                       1,100,000            1,199,000
---------------------------------------------------------------------------------------------------------------------------
 Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09
8                                         3,700,000            3,052,500
---------------------------------------------------------------------------------------------------------------------------
 Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B,
3/15/13                           3,300,000            3,456,750
---------------------------------------------------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09
8                                           2,000,000            2,150,000
---------------------------------------------------------------------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr. Nts.,
2/15/12                                              2,400,000
2,634,000
---------------------------------------------------------------------------------------------------------------------------
 United States Steel Corp.:
 9.75% Sr. Nts.,
5/15/10
3,200,000            3,296,000
 10.75% Sr. Nts., 8/1/08
8
4,700,000            5,029,000

-----------------

58,925,998

---------------------------------------------------------------------------------------------------------------------------
 Paper & Forest Products--0.6%
 Abitibi-Consolidated, Inc., 8.55% Nts.,
8/1/10                                            1,700,000            1,859,122
---------------------------------------------------------------------------------------------------------------------------
 Ainsworth Lumber Co. Ltd.:
 12.50% Sr. Nts., 7/15/07
8,14
3,650,000            4,197,500
 13.875% Sr. Sec. Nts.,
7/15/07
400,000              460,000
---------------------------------------------------------------------------------------------------------------------------
 Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13
5                                     1,450,000            1,500,750
---------------------------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04
1,3                                       15,250,000            2,516,250
---------------------------------------------------------------------------------------------------------------------------
 Domtar, Inc., 10.85% Debs., 8/5/17
[CAD]                                                  1,700,000
1,764,576
---------------------------------------------------------------------------------------------------------------------------
 Fort James Corp.:
 6.625% Sr. Unsec. Nts., 9/15/04
8
500,000              515,000
 6.875% Sr. Nts.,
9/15/07
2,500,000            2,587,500
---------------------------------------------------------------------------------------------------------------------------
 Georgia-Pacific Corp.:
 8.125% Sr. Unsec. Nts., 5/15/11
8                                                        10,675,000
11,155,375
 9.375% Sr. Unsec. Nts.,
2/1/13
6,400,000            7,176,000
---------------------------------------------------------------------------------------------------------------------------
 Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts., 11/15/08
1                                3,000,000            3,502,500
---------------------------------------------------------------------------------------------------------------------------
 PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/04
1,3,4                                  4,025,000              100,625
---------------------------------------------------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625% Sr. Nts.,
11/15/07                                        5,000,000            2,725,000

-----------------

40,060,198

---------------------------------------------------------------------------------------------------------------------------
 Telecommunication Services--4.5%
---------------------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services--2.4%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08
1,3,4
1,100,000                  110
 13% Sr. Unsec. Nts., 5/1/08 1,3,4
[EUR]
1,900,000                  221
---------------------------------------------------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07
1,3,4,8                     2,490,000               18,675
---------------------------------------------------------------------------------------------------------------------------
 American Tower Corp., 9.375% Sr. Nts., 2/1/09
8                                           5,400,000            5,535,000
---------------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10
3,4,5                                           5,340,408               40,053
---------------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp., Escrow Shares, 12/15/07
1,3,4                                   4,085,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                     9,415,000           11,534,910

35  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Diversified Telecommunication Services Continued
 Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
 Nts.,
11/15/09
$   4,300,000      $     4,891,250
---------------------------------------------------------------------------------------------------------------------------
 Dex Media West LLC/Dex Media West Finance Co.:
 8.50% Sr. Nts., 8/15/10
5
2,450,000            2,676,625
 9.875% Sr. Sub. Nts., 8/15/13
5
4,400,000            4,994,000
---------------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp.:
 12.125% Sr. Unsec. Disc. Nts., 2/15/08
1,3                                                2,150,000
180,062
 11.875% Sr. Unsec. Nts., Series B, 1/15/10
1,3                                            1,090,000               91,288
---------------------------------------------------------------------------------------------------------------------------
 France Telecom SA, 9.25% Sr. Unsec. Nts.,
3/1/11                                         18,005,000           22,030,504
---------------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts.,
 Series B, 3/1/09
3,4,8,13
6,950,000            2,797,375
---------------------------------------------------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09
8                                   1,050,000            1,102,500
---------------------------------------------------------------------------------------------------------------------------
 KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,3,4
[EUR]                                          5,000,000               14,557
---------------------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08
8,13                                                    3,300,000
2,788,500
 9.125% Sr. Unsec. Nts., 5/1/08
8                                                          5,400,000
4,617,000
---------------------------------------------------------------------------------------------------------------------------
 MCI Communications Corp., 7.75% Sr. Unsec. Debs., 3/23/25
3,4,8                           2,150,000            1,703,875
---------------------------------------------------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08
3,4              10,100,000              782,750
---------------------------------------------------------------------------------------------------------------------------
 Nextlink Communications, Inc.:
 Escrow Shares, 10/1/07
1,3,4
9,283,000                   --
 Escrow Shares, 3/15/08
1,3,4
7,300,000                   --
 Escrow Shares, 4/15/08
1,3,4
2,750,000                   --
 Escrow Shares, 11/15/08
1,3,4
5,200,000                   --
 Escrow Shares, 6/1/09
1,3,4
1,400,000                   --
---------------------------------------------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10
3,4                          2,400,000              519,000
---------------------------------------------------------------------------------------------------------------------------
 Qwest Capital Funding, Inc.:
 5.875% Nts.,
8/3/04
7,500,000            7,462,500
 7.75% Nts., 8/15/06
8
2,300,000            2,265,500
---------------------------------------------------------------------------------------------------------------------------
 Qwest Communications International, Inc., 7.50% Sr. Unsec. Nts.,
 Series B,
11/1/08
5,000,000            4,825,000
---------------------------------------------------------------------------------------------------------------------------
 Qwest Corp.:
 7.20% Unsec. Nts.,
11/1/04
2,000,000            2,065,000
 8.875% Nts., 3/15/12
5
15,200,000           16,948,000
---------------------------------------------------------------------------------------------------------------------------
 Qwest Services Corp., 13.50% Nts., 12/15/10
5,8                                           6,900,000            8,073,000
---------------------------------------------------------------------------------------------------------------------------
 Sprint Capital Corp.:
 8.375% Nts., 3/15/12
8
5,100,000            6,027,129
 8.75% Nts., 3/15/32
8
5,237,000            6,244,625
---------------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09
3,4,8,13                                                11,300,000
4,463,500
 0%/9.875% Sr. Disc. Nts., 4/15/09 1,3,4,13
[GBP]                                          9,500,000            6,273,862
---------------------------------------------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07
1,3,4                                            4,835,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom LLC/Time Warner Telecom, Inc.,
 9.75% Sr. Nts.,
7/15/08
8,500,000            8,415,000
---------------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11
8                         1,200,000            1,203,000
---------------------------------------------------------------------------------------------------------------------------
 Verizon Global Funding Corp., 7.375% Sr. Nts., 9/1/12
8                                  13,245,000           15,651,285
---------------------------------------------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08
1,3,4                                         9,480,000                   --

-----------------

156,235,656

36  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Wireless Telecommunication Services--2.1%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11
8                              $   6,500,000      $     6,305,000
---------------------------------------------------------------------------------------------------------------------------
 American Tower Escrow Corp., Sr. Sub. Disc. Nts., 12.25%, 8/1/08
9                        6,000,000            4,020,000
---------------------------------------------------------------------------------------------------------------------------
 Arch Wireless Holdings, Inc., 12% Sub. Nts.,
5/15/09                                        233,000              273,775
---------------------------------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts.,
5/1/07                               5,237,000            5,965,755
---------------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc., 14% Sr. Unsec. Disc. Nts., 10/1/07
1,3,4                     21,148,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Centennial Cellular Operating Co./Centennial Communications Corp.,
 10.125% Sr. Nts., 6/15/13
5
5,100,000            5,278,500
---------------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11
8,13                                                   7,200,000
7,272,000
 9% Sr. Nts., 5/15/11
8
1,000,000            1,037,500
---------------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp.:
 8.875% Sr. Nts., 10/1/13
5
4,100,000            4,166,625
 10.875% Sr. Unsec. Nts., 7/1/10
8                                                         3,200,000
3,504,000
---------------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc., 13.75% Sr. Nts., 6/15/11
3                                             1,000,000              255,000
---------------------------------------------------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10
1,3,13                                  2,200,000              253,000
---------------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10
1,3,4,13                                         5,400,000              540,000
 12.50% Sr. Nts., 4/15/10
1,3
5,775,000              721,875
---------------------------------------------------------------------------------------------------------------------------
 Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07
3,4                                       7,470,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 7.375% Sr. Nts., 8/1/15
8
2,170,000            2,202,550
 9.375% Sr. Unsec. Nts., 11/15/09
8                                                       16,250,000
17,712,500
 9.95% Sr. Disc. Nts.,
2/15/08
14,350,000           15,157,187
 12% Sr. Unsec. Nts., 11/1/08
8
2,950,000            3,167,563
---------------------------------------------------------------------------------------------------------------------------
 Nextel Partners, Inc.:
 8.125% Sr. Nts., 7/1/11
5
1,300,000            1,274,000
 11% Sr. Unsec. Nts.,
3/15/10
1,400,000            1,536,500
 12.50% Sr. Nts.,
11/15/09
11,700,000           13,396,500
---------------------------------------------------------------------------------------------------------------------------
 Orbcomm Global LP, Escrow Shares, 8/15/04
1,3,4                                          15,930,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp.:
 9.625% Sr. Sub. Nts., Series B,
5/15/08                                                   4,300,000
3,934,500
 9.75% Sr. Sub. Nts., 1/15/10
8
5,400,000            4,941,000
 9.875% Sr. Nts., 2/1/10
5
4,550,000            4,515,875
---------------------------------------------------------------------------------------------------------------------------
 SBA Communications Corp.:
 10.25% Sr. Unsec. Nts.,
2/1/09
400,000              362,000
 12% Sr. Unsec. Disc. Nts., 3/1/08
8                                                      13,545,000
14,357,700
---------------------------------------------------------------------------------------------------------------------------
 SpectraSite, Inc., 8.25% Sr. Nts., 5/15/10
5,8                                            1,400,000            1,484,000
---------------------------------------------------------------------------------------------------------------------------
 Triton PCS, Inc.:
 8.50% Sr. Unsec. Nts., 6/1/13
8
3,200,000            3,448,000
 8.75% Sr. Unsec. Sub. Nts., 11/15/11
8                                                    1,200,000
1,203,000
 9.375% Sr. Unsec. Sub. Nts., 2/1/11
8                                                     2,300,000
2,351,750
---------------------------------------------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09
13             8,800,000            6,468,000
---------------------------------------------------------------------------------------------------------------------------
 USA Mobile Communications, Inc. II, Escrow Shares, 11/1/04
1,3,4                          5,885,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Western Wireless Corp., 9.25% Sr. Nts., 7/15/13
5                                         4,200,000            4,305,000

-----------------

141,410,655

37  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Utilities--3.5%
---------------------------------------------------------------------------------------------------------------------------
 Electric Utilities--1.6%
 AES Corp. (The):
 8.75% Sr. Sec. Nts., 5/15/13
5,8                                                      $  11,000,000
$    11,605,000
 8.75% Sr. Unsec. Unsub. Nts., 6/15/08
8                                                   2,015,000
2,030,113
 8.875% Sr. Unsec. Nts., 2/15/11
8                                                         1,031,000
1,031,000
 9.375% Sr. Unsec. Nts., 9/15/10
8                                                           989,000
1,013,725
 9.50% Sr. Unsec. Nts., 6/1/09
8
502,000              519,570
---------------------------------------------------------------------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B, 12/31/20
1,3                 2,700,000            2,025,000
---------------------------------------------------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
12/15/09                     2,674,752            2,888,732
---------------------------------------------------------------------------------------------------------------------------
 Calpine Corp.:
 8.25% Sr. Unsec. Nts., 8/15/05
8                                                          1,550,000
1,379,500
 8.50% Sr. Sec. Nts., 7/15/10
5
16,300,000           15,077,500
 8.50% Sr. Unsec. Nts.,
2/15/11
8,400,000            5,964,000
 8.625% Sr. Nts., 8/15/10
8
600,000              426,000
 8.75% Sr. Nts.,
7/15/07
5,700,000            4,275,000
 8.75% Sr. Sec. Nts., 7/15/13
5
8,150,000            7,498,000
---------------------------------------------------------------------------------------------------------------------------
 Central Termica Guemes SA, 2% Nts., 1/1/12
1                                              5,422,500              542,250
---------------------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.:
 7.50% Sr. Nts., 1/15/09
8
1,200,000            1,194,000
 7.75% Sr. Nts., 8/1/10
5
1,550,000            1,542,250
 8.50% Sr. Nts.,
4/15/11
2,500,000            2,556,250
 9.875% Sr. Unsec. Nts., 10/15/07
8                                                        8,610,000
9,255,750
---------------------------------------------------------------------------------------------------------------------------
 CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec.
 Pass-Through Certificates,
1/15/05
5,200,000            5,187,000
---------------------------------------------------------------------------------------------------------------------------
 Edison Mission Energy:
 9.875% Sr. Unsec. Nts.,
4/15/11
1,900,000            1,634,000
 10% Sr. Unsec. Nts.,
8/15/08
5,200,000            4,602,000
---------------------------------------------------------------------------------------------------------------------------
 El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E,
5/1/11                        4,000,000            4,720,128
---------------------------------------------------------------------------------------------------------------------------
 Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
 Obligation Bonds,
6/1/17
956,000            1,062,030
---------------------------------------------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11
[EUR]                               3,000,000            3,991,494
---------------------------------------------------------------------------------------------------------------------------
 Mirant Americas Generation LLC:
 7.625% Sr. Unsec. Nts., 5/1/06
3                                                          2,300,000
1,834,250
 8.30% Sr. Unsec. Nts., 5/1/11
3
700,000              556,500
---------------------------------------------------------------------------------------------------------------------------
 MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
 8.50% Sr. Sec. Nts., 9/1/10
5
1,550,000            1,627,500
---------------------------------------------------------------------------------------------------------------------------
 PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08
5                                               3,100,000            3,270,500
---------------------------------------------------------------------------------------------------------------------------
 Reliant Resources, Inc.:
 9.25% Sr. Sec. Nts., 7/15/10
5
2,300,000            2,093,000
 9.50% Sr. Sec. Nts., 7/15/13
5
3,000,000            2,715,000
---------------------------------------------------------------------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr. Unsec. Nts.,
5/15/07                                       1,200,000            1,353,000

-----------------

105,470,042

---------------------------------------------------------------------------------------------------------------------------
 Gas Utilities--1.1%
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
 8.875% Sr. Unsec. Nts., Series B, 5/20/11
10                                              6,400,000            6,896,000
---------------------------------------------------------------------------------------------------------------------------
 ANR Pipeline Co., 8.875% Sr. Nts.,
3/15/10                                                1,800,000
1,935,000
---------------------------------------------------------------------------------------------------------------------------
 El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12
8                                          9,185,000            7,761,325

38  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Gas Utilities Continued
 El Paso Energy Corp., 7.625% Nts., 7/15/11
8                                          $   6,875,000      $     5,706,250
---------------------------------------------------------------------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr. Unsec. Nts.,
11/15/10                                  1,259,000            1,503,073
---------------------------------------------------------------------------------------------------------------------------
 SEMCO Energy, Inc.:
 7.125% Sr. Nts., 5/15/08
5
1,200,000            1,212,000
 7.75% Sr. Nts., 5/15/13
5,8
1,200,000            1,215,000
---------------------------------------------------------------------------------------------------------------------------
 Southern Natural Gas Co.:
 7.35% Nts.,
2/15/31
3,100,000            2,867,500
 8% Sr. Unsub. Nts.,
3/1/32
4,500,000            4,398,750
 8.875% Sr. Nts., 3/15/10
8
2,700,000            2,902,500
---------------------------------------------------------------------------------------------------------------------------
 Tennessee Gas Pipeline Co., 7.50% Bonds,
4/1/17                                          14,050,000           13,488,000
---------------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125% Nts.,
9/1/11                                           18,450,000           18,311,625

-----------------

68,197,023

---------------------------------------------------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.8%
 AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A,
11/30/19                                 3,892,946            4,019,467
---------------------------------------------------------------------------------------------------------------------------
 Aquila, Inc., 7% Sr. Unsec. Nts., 7/15/04
8                                               1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------------------------
 Consumers Energy Co.:
 6.375% Sr. Sec. Nts.,
2/1/08
1,200,000            1,317,395
 7.375% Nts.,
9/15/23
1,900,000            1,969,801
---------------------------------------------------------------------------------------------------------------------------
 Dynegy Holdings, Inc.:
 6.875% Sr. Unsec. Unsub. Nts.,
4/1/11                                                    18,850,000
15,881,125
 8.75% Sr. Nts., 2/15/12
8
6,950,000            6,394,000
 10.125% Sr. Sec. Nts., 7/15/13
5,8                                                        6,600,000
6,996,000
---------------------------------------------------------------------------------------------------------------------------
 El Paso Production Holding Co., 7.75% Sr. Nts., 6/1/13
5                                  4,800,000            4,584,000
---------------------------------------------------------------------------------------------------------------------------
 Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
 Series A,
6/30/12
3,141,232            3,127,489
---------------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The):
 8.625% Sr. Nts., 6/1/10
8
3,200,000            3,416,000
 9.25% Sr. Unsec. Unsub. Nts., 3/15/04
8                                                   2,800,000
2,870,000
---------------------------------------------------------------------------------------------------------------------------
 Williams Holdings of Delaware, Inc., 6.50% Nts.,
12/1/08                                  1,100,000            1,072,500

-----------------

52,647,777

---------------------------------------------------------------------------------------------------------------------------
 Water Utilities--0.0%
 National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B, 12/1/12
1               1,900,000            2,085,250

-----------------
 Total Corporate Bonds and Notes (Cost
$2,435,075,581)
2,310,147,436

Shares
---------------------------------------------------------------------------------------------------------------------------
 Preferred Stocks--0.9%
---------------------------------------------------------------------------------------------------------------------------
 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.
1,4,14                                 338,141                3,381
---------------------------------------------------------------------------------------------------------------------------
 Crown American Realty Trust, 11% Cum., Series A,
Non-Vtg.                                    49,500            2,838,825
---------------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 11.125% Cum., Series M, Non-Vtg.
14                                      85,396            8,945,231
---------------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg.
1,4                                     255,000           10,263,750
---------------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp.:
 6% Cv., Series F (converts into Dobson Communications Corp.,
 Cl. A common stock), Non-Vtg.
4
6,800            1,372,750
 12.25% Sr. Exchangeable, Non-Vtg.
14
1                1,064
---------------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.
1,4,14                         11,723                1,172

39  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Market Value

Shares           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Preferred Stocks Continued
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.
1,4                39,000      $     2,583,750
---------------------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg.
1,4,14                      21,050                   --
---------------------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.
1,4,14                                      5,773                   --
---------------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable, Series B
1,4,14                             1                   32
---------------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc., 2.50% Cv., Series A
4                                                        6,516
46,198
---------------------------------------------------------------------------------------------------------------------------
 Metrocall Holdings, Inc., 15% Cum., Series A
1                                                5,863               65,959
---------------------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable,
 Non-Vtg.
1,4,14
96,993                   --
---------------------------------------------------------------------------------------------------------------------------
 NTL Europe, Inc., 10% Nts., Series A, Non-Vtg.
1                                                323                1,131
---------------------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp.:
 14.25% Cum.
4,14
--                2,166
 14.25% Cum. Jr. Exchangeable, Non-Vtg.
14                                                     1,447
13,059,175
---------------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg.
14                                    10,825            8,849,438
---------------------------------------------------------------------------------------------------------------------------
 SF Holdings Group, Inc., 13.75% Exchangeable, Non-Vtg.
1,4                                        3                2,985
---------------------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A
1                             57,800            8,568,850
---------------------------------------------------------------------------------------------------------------------------
 Supermarkets General Holdings Corp., $14.08 Exchangeable
1,4,14                             200,000                   --
---------------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc., 14% Cum. Sr. Exchangeable Redeemable,
 Non-Vtg.
1,4,14
3                   --
---------------------------------------------------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc., 10% Nts., Series E-1
1,4                                             240                  600

-----------------
 Total Preferred Stocks (Cost
$92,360,273)
56,606,457

---------------------------------------------------------------------------------------------------------------------------
 Common Stocks--2.3%
 Adelphia Business Solutions, Inc.
4
6,272                   69
---------------------------------------------------------------------------------------------------------------------------
 Adobe Systems,
Inc.
30,496            1,197,273
---------------------------------------------------------------------------------------------------------------------------
 Albertson's,
Inc.
56,926            1,170,968
---------------------------------------------------------------------------------------------------------------------------
 Allegheny Energy, Inc.
4
128,913            1,178,265
---------------------------------------------------------------------------------------------------------------------------
 Altera Corp.
4
53,714            1,015,195
---------------------------------------------------------------------------------------------------------------------------
 Altria Group,
Inc.
28,770            1,260,126
---------------------------------------------------------------------------------------------------------------------------
 AO VimpelCom, Sponsored ADR
4
20,685            1,258,889
---------------------------------------------------------------------------------------------------------------------------
 Apache
Corp.
17,511            1,214,213
---------------------------------------------------------------------------------------------------------------------------
 Arch Wireless, Inc., Cl. A
4
53,116              597,024
---------------------------------------------------------------------------------------------------------------------------
 AutoNation, Inc.
4
63,288            1,110,072
---------------------------------------------------------------------------------------------------------------------------
 Bank Pekao SA, Sponsored
GDR
52,692            1,508,730
---------------------------------------------------------------------------------------------------------------------------
 Bear Stearns Cos., Inc.
(The)
16,641            1,244,747
---------------------------------------------------------------------------------------------------------------------------
 Best Buy Co., Inc.
4
22,573            1,072,669
---------------------------------------------------------------------------------------------------------------------------
 Brasil Telecom Participacoes SA, Sponsored
ADR                                               86,125            3,298,587
---------------------------------------------------------------------------------------------------------------------------
 Burlington Resources,
Inc.
24,860            1,198,252
---------------------------------------------------------------------------------------------------------------------------
 Capital One Financial
Corp.
21,637            1,234,174
---------------------------------------------------------------------------------------------------------------------------
 Cavco Industries, Inc.
4
770               16,555
---------------------------------------------------------------------------------------------------------------------------
 CenterPoint Energy,
Inc.
136,700            1,253,539
---------------------------------------------------------------------------------------------------------------------------
 Centex
Corp.
16,215            1,262,824
---------------------------------------------------------------------------------------------------------------------------
 Cesky Telecom AS, GDR
4
121,441            1,196,194

40  |  OPPENHEIMER STRATEGIC INCOME FUND

Market Value

Shares           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Common Stocks Continued
 Charles River Laboratories International, Inc.
4                                             45,220      $     1,387,802
---------------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy
Corp.
875,000            9,432,500
---------------------------------------------------------------------------------------------------------------------------
 Chiquita Brands International, Inc.
4                                                        88,293
1,562,786
---------------------------------------------------------------------------------------------------------------------------
 Citrix Systems, Inc.
4
57,530            1,270,262
---------------------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc.
4
7,208                   --
---------------------------------------------------------------------------------------------------------------------------
 Companhia de Bebidas das Americas,
ADR                                                      188,400
4,078,860
---------------------------------------------------------------------------------------------------------------------------
 Companhia Siderurgica Nacional SA, Sponsored
ADR                                             10,390              369,053
---------------------------------------------------------------------------------------------------------------------------
 Companhia Vale do Rio Doce,
ADR
51,520            2,103,046
---------------------------------------------------------------------------------------------------------------------------
 Compuware Corp.
4
194,175            1,040,778
---------------------------------------------------------------------------------------------------------------------------
 Conseco, Inc.
4
142,199            2,568,114
---------------------------------------------------------------------------------------------------------------------------
 Cooper Industries Ltd., Cl.
A
23,424            1,125,055
---------------------------------------------------------------------------------------------------------------------------
 Countrywide Financial
Corp.
17,423            1,363,872
---------------------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc.
4                                                          168,383
931,158
---------------------------------------------------------------------------------------------------------------------------
 Criimi MAE, Inc.
4
431,792            4,482,001
---------------------------------------------------------------------------------------------------------------------------
 Devon Energy
Corp.
23,220            1,118,972
---------------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., Cl. A
4                                                        437,675
2,843,137
---------------------------------------------------------------------------------------------------------------------------
 Dollar General
Corp.
52,379            1,047,580
---------------------------------------------------------------------------------------------------------------------------
 Edison International
4
63,517            1,213,175
---------------------------------------------------------------------------------------------------------------------------
 Equinix, Inc.
4
133,114            2,481,245
---------------------------------------------------------------------------------------------------------------------------
 Federated Department Stores,
Inc.
27,041            1,133,018
---------------------------------------------------------------------------------------------------------------------------
 Freddie
Mac
22,272            1,165,939
---------------------------------------------------------------------------------------------------------------------------
 Gap, Inc.
(The)
57,061              976,884
---------------------------------------------------------------------------------------------------------------------------
 Gedeon Richter Rt, GDR, S
Shares
10,499            1,028,902
---------------------------------------------------------------------------------------------------------------------------
 General Motors
Corp.
28,249            1,156,232
---------------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc.
1,4
6,475                   --
---------------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc., Series B, Escrow Shares
1,4                                        625                   --
---------------------------------------------------------------------------------------------------------------------------
 Globix Corp.
1,4
100,917              252,292
---------------------------------------------------------------------------------------------------------------------------
 Horizon Natural Resources Co.
1,4
133,333                   --
---------------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd.
1,4                                                  276,705
235,199
---------------------------------------------------------------------------------------------------------------------------
 J. C. Penney Co., Inc. (Holding
Co.)                                                         54,595
1,166,695
---------------------------------------------------------------------------------------------------------------------------
 JSC Mining & Metallurgical Co. Norilsk Nickel,
ADR                                           28,135            1,396,199
---------------------------------------------------------------------------------------------------------------------------
 KB
Home
20,856            1,244,269
---------------------------------------------------------------------------------------------------------------------------
 KGHM Polska Miedz SA, GDR
4
48,216              501,446
---------------------------------------------------------------------------------------------------------------------------
 Komercni Banka AS,
GDR
81,233            2,367,942
---------------------------------------------------------------------------------------------------------------------------
 Kroger Co. (The)
4
62,048            1,108,798
---------------------------------------------------------------------------------------------------------------------------
 Ladish Co., Inc.
4
30,000              187,500
---------------------------------------------------------------------------------------------------------------------------
 LUKOIL, Sponsored
ADR
13,205            1,090,205
---------------------------------------------------------------------------------------------------------------------------
 Magyar Tavkozlesi Rt, Sponsored
ADR                                                          68,963
1,288,918
---------------------------------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc.
(The)
7,919              171,763
---------------------------------------------------------------------------------------------------------------------------
 Marathon Oil
Corp.
42,328            1,206,348
---------------------------------------------------------------------------------------------------------------------------
 MBIA,
Inc.
21,138            1,161,956

41  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Market Value

Shares           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Common Stocks Continued
 Metrocall Holdings, Inc.
4                                                                    6,801
$       986,145
---------------------------------------------------------------------------------------------------------------------------
 MGIC Investment
Corp.
20,819            1,084,045
---------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.
4                                                         45,738
584,668
---------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. A
4                                                     381                4,659
---------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. B
4                                                  45,465              539,401
---------------------------------------------------------------------------------------------------------------------------
 MOL Magyar Olaj-es Gazipari Rt, Sponsored
GDR                                                44,938            1,244,783
---------------------------------------------------------------------------------------------------------------------------
 Network Appliance, Inc.
4
53,050            1,089,117
---------------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., Cl. A
4                                                         61,567
1,212,254
---------------------------------------------------------------------------------------------------------------------------
 Nordstrom,
Inc.
45,714            1,134,164
---------------------------------------------------------------------------------------------------------------------------
 NTL, Inc.
4
259,147           12,211,007
---------------------------------------------------------------------------------------------------------------------------
 OAO Gazprom, Sponsored
ADR
50,020            1,240,496
---------------------------------------------------------------------------------------------------------------------------
 Occidental Petroleum
Corp.
33,987            1,197,362
---------------------------------------------------------------------------------------------------------------------------
 Orbital Sciences Corp.
4
36,365              337,467
---------------------------------------------------------------------------------------------------------------------------
 OTP Bank Ltd., GDR, S Shares
4
86,263            2,053,059
---------------------------------------------------------------------------------------------------------------------------
 Paccar,
Inc.
13,984            1,044,465
---------------------------------------------------------------------------------------------------------------------------
 PerkinElmer,
Inc.
73,037            1,118,196
---------------------------------------------------------------------------------------------------------------------------
 Petroleo Brasileiro SA, Sponsored
ADR                                                       189,770
4,351,426
---------------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc.
4
165,394              756,678
---------------------------------------------------------------------------------------------------------------------------
 Polski Koncern Naftowy Orlen SA,
GDR                                                        123,888
1,499,045
---------------------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., Cl. A
1,4
6,989               38,824
---------------------------------------------------------------------------------------------------------------------------
 Prandium, Inc.
4,16
1,019,757              316,125
---------------------------------------------------------------------------------------------------------------------------
 Premier Holdings Ltd.
1,4,16
799,833                   --
---------------------------------------------------------------------------------------------------------------------------
 Public Service Enterprise Group,
Inc.                                                        27,759
1,165,878
---------------------------------------------------------------------------------------------------------------------------
 Pulte Homes,
Inc.
18,013            1,225,064
---------------------------------------------------------------------------------------------------------------------------
 RadioShack
Corp.
38,011            1,079,893
---------------------------------------------------------------------------------------------------------------------------
 Scientific-Atlanta,
Inc.
33,441            1,041,687
---------------------------------------------------------------------------------------------------------------------------
 Sears Roebuck &
Co.
26,226            1,146,863
---------------------------------------------------------------------------------------------------------------------------
 Sempra
Energy
39,894            1,171,288
---------------------------------------------------------------------------------------------------------------------------
 Sibneft, Sponsored ADR
4
42,555            1,244,734
---------------------------------------------------------------------------------------------------------------------------
 Southern Pacific Funding Corp., Liquidating Trust
1                                       7,946,502                   --
---------------------------------------------------------------------------------------------------------------------------
 Sprint Corp. (Fon
Group)
80,731            1,219,038
---------------------------------------------------------------------------------------------------------------------------
 Staples, Inc.
4
48,465            1,151,044
---------------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.
4
9,927              155,109
---------------------------------------------------------------------------------------------------------------------------
 Surgutneftegaz, Sponsored
ADR
48,075            1,088,899
---------------------------------------------------------------------------------------------------------------------------
 Symantec Corp.
4
20,833            1,312,896
---------------------------------------------------------------------------------------------------------------------------
 Telekomunikacja Polska SA,
GDR
388,030            1,389,147
---------------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp.
4
74,086            1,072,765
---------------------------------------------------------------------------------------------------------------------------
 Toys 'R' Us, Inc.
4
87,912            1,057,581
---------------------------------------------------------------------------------------------------------------------------
 TVMAX Holdings, Inc.
1,4
56,750                   --
---------------------------------------------------------------------------------------------------------------------------
 UGC Europe, Inc.
4
171,530            8,979,596
---------------------------------------------------------------------------------------------------------------------------
 United States Steel
Corp.
65,217            1,198,688

42  |  OPPENHEIMER STRATEGIC INCOME FUND

Market Value

Shares           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Common Stocks Continued
 Viatel Holding Ltd. (Bermuda)
1,4                                                            37,131
$       144,811
---------------------------------------------------------------------------------------------------------------------------
 Walter Industries,
Inc.
60,000              643,800
---------------------------------------------------------------------------------------------------------------------------
 Washington Mutual,
Inc.
30,395            1,196,651
---------------------------------------------------------------------------------------------------------------------------
 Wilshire Financial Services Group, Inc.
4                                                   560,000            2,598,400
---------------------------------------------------------------------------------------------------------------------------
 Winn-Dixie Stores,
Inc.
117,302            1,131,964
---------------------------------------------------------------------------------------------------------------------------
 WRC Media Corp.
1,4
15,559                  311
---------------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc.
4
28,777              166,907
---------------------------------------------------------------------------------------------------------------------------
 YUKOS,
ADR
20,670            1,281,747

-----------------
 Total Common Stocks (Cost
$171,488,642)
150,456,413

Units
---------------------------------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates--1.1%
 American Tower Corp. Wts., Exp. 8/1/08
1,4                                                    6,000
738,000
---------------------------------------------------------------------------------------------------------------------------
 ASAT Finance LLC Wts., Exp. 11/1/06
1,4                                                       2,200
3,025
---------------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 5/1/05
1,4
27,926                  279
 Exp. 9/1/04
4
36,061                1,848
---------------------------------------------------------------------------------------------------------------------------
 Citigroup, Inc. Litigation Wts., Exp. 12/31/50
4                                             48,080               51,926
---------------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10
1,4
6,350                   64
---------------------------------------------------------------------------------------------------------------------------
 Comunicacion Celular SA Wts., Exp. 11/15/03
1,4                                               8,109                   81
---------------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07
1,4                                              4,650                   --
---------------------------------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08
1,4                                         18,300                  183
---------------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05
1,4                                           5,225                   52
---------------------------------------------------------------------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09
1,4                                                     34,425
4,647
---------------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10
1,4
11,000                   --
---------------------------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05
1,4                                              46,860                  469
---------------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06
1,4
69,399                  347
 Exp. 5/16/06
1,4
103                    --
---------------------------------------------------------------------------------------------------------------------------
 Imperial Credit Industries, Inc. Wts., Exp. 1/31/08
1,4                                      86,946                   --
---------------------------------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07
1,4
7,780                   --
---------------------------------------------------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10
1,4
6,600                   66
---------------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10
1,4                                      6,700                   --
---------------------------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08
1,4                                      4,160                   --
---------------------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07
1,4                                      6,250                   63
---------------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc. Wts., Exp. 4/16/07
1,4                                                       14,440
7,509
---------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 Cl. A Wts., Exp. 5/1/05
4
16,888               19,773
 Cl. B Wts., Exp. 5/1/08
4
28,147               48,599
---------------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05
1,4                                            5,800                   58
---------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc. All Country Asia Free
 (except for Japan) Wts., Exp. 3/4/05
4                                                    1,413,050
18,169,138
---------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc. Basket of countries Wts., Exp. 3/4/05
4                    2,187,446           26,159,229

43  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Market Value

Units           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Rights, Warrants and Certificates Continued
 Morgan Stanley Capital III, Inc. All Country Asia Free
 (except for Japan) Wts., Exp. 3/4/05
4                                                    2,733,566      $
29,486,156
---------------------------------------------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10
1,4
8,000                7,000
---------------------------------------------------------------------------------------------------------------------------
 Occidente y Caribe Celular SA Wts., Exp. 3/15/04
1,4                                         21,600                   --
---------------------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc. Wts., Exp. 6/1/06
 (cv. into Metromedia International Group, Inc.)
1,4                                          16,650                  167
---------------------------------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03
1,4
182,000                   --
 Exp. 6/30/05
1,4
13,440                   --
---------------------------------------------------------------------------------------------------------------------------
 Real Time Data Co. Wts., Exp. 5/31/04
1,4                                                 2,251,489
--
---------------------------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09
1,4                                4,900                   49
---------------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts., Exp. 12/19/08
1,4                                             16,111                   --
---------------------------------------------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10
1,4
18,175                   --
---------------------------------------------------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05
4
12,147               71,522
---------------------------------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
 Exp. 4/15/20
1,4
18,600                   --
---------------------------------------------------------------------------------------------------------------------------
 Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08
1,4                                           7,000                  105
---------------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc.:
 Cl. A Wts., Exp. 1/16/10
4
57,557              105,042
 Cl. B Wts., Exp. 1/16/10
4
43,168               69,069
 Cl. C Wts., Exp. 1/16/10
4
43,168               44,463
---------------------------------------------------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12
1,4                                             44,000                  440

-----------------
 Total Rights, Warrants and Certificates (Cost
$65,578,044)                                                    74,989,369

Principal

Amount
---------------------------------------------------------------------------------------------------------------------------
 Structured Notes--8.4%
 Citigroup Global Capital Markets Holdings, Inc.,
 Brazilian Real Linked Nts., 23.18%, 5/20/04 9
[BRR]                                       7,236,940            2,177,386
---------------------------------------------------------------------------------------------------------------------------
 Citigroup Global Markets Holdings, Inc.,
 Argentine Peso Linked Nts.,
7/6/04
3,325,000            3,265,815
---------------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (Cayman):
 Russia (Government of) Linked Bonds, Series 24, 15%, 9/2/05
[RUR]                        82,770,000            2,888,710
 Russia (Government of) Linked Bonds, Series 26, 15%, 3/11/05
[RUR]                       83,913,000            2,888,822
---------------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (Nassau Branch),
 U.S. Dollar/Philippine Peso Linked Nts., 12.50%, 3/5/12 2
[PHP]                         804,270,000           14,688,645
---------------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (New York Branch):
 Russian Obligatzii Federal'nogo Zaima Linked Nts., Series 27011,
 10.028%, 10/8/03 1,2
[RUR]
131,512,500            4,301,771
 Russian Obligatzii Federal'nogo Zaima Linked Nts., Series 27011,
 10.028%, 10/8/03 1,2
[RUR]
10,781,020              352,647
 Russian Obligatzii Federal'nogo Zaima Linked Nts., Series 28001,
 10.028%, 1/21/04 1,2
[RUR]
10,781,020              354,973
---------------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston International, U.S. Dollar/
 South African Rand Linked Nts., Series FBi 43, 1.065%, 5/23/22
2                         13,740,000           13,329,174

44  |  OPPENHEIMER STRATEGIC INCOME FUND

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Structured Notes Continued
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Basket of Emerging Market Currencies Linked Nts.:
 0.85%,
1/20/04
$  25,470,000      $    25,808,751
 0.85%,
3/24/04
27,465,000           27,602,325
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesian Rupiah Linked Nts.:
 14%,
6/22/09
13,171,778           15,331,950
 14%,
6/22/09
6,708,285            7,383,139
 14%,
6/22/09
6,147,455            7,055,434
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Peru Credit Default Linked Nts., 4.716%, 4/29/06
2                     22,035,000           22,458,072
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Turkish Lira Treasury Bill Linked Nts, 0.985%, 8/20/04
2               13,210,000           14,437,209
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Venezuela (Republic of) Credit Linked Certificate
 of Deposit, 8.18%, 9/20/06
2
16,900,000           16,455,530
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Venezuela (Republic of) Credit Linked Nts.,
 1.094%, 6/15/04
2
10,685,000           11,216,044
---------------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank:
 High Yield Beta Index Linked Nts., 10%, 6/20/08
8                                        32,000,000           31,440,000
 High Yield Index B Linked Nts., 9%, 6/20/08
8                                           157,037,037          160,177,778
 High Yield Index-100 Linked Nts., 8%, 6/20/08
8                                          89,100,000           90,882,000
---------------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Venezuela (Republic of) Credit Linked
 Certificate of Deposit:
 7.79%, 9/20/05
2
15,385,000           15,372,692
 7.84%, 9/20/05
2
15,225,000           15,226,522
---------------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Venezuela (Republic of) Credit Linked
 Default Bonds, 7.94%, 9/20/05
2                                                          15,225,000
15,253,927
---------------------------------------------------------------------------------------------------------------------------
 Parametric RE Ltd., Catastrophe Linked Nts., 5.54%, 11/19/07
2,5                          2,400,000            2,444,856
---------------------------------------------------------------------------------------------------------------------------
 Pioneer 2002 Ltd., Sec. Catastrophe Linked Nts.:
 Series 2002-1, Cl. E-A, 5.39%, 6/15/06
2                                                  1,250,000
1,251,812
 Series 2003-II, Cl. A, 7.14%, 6/15/06
1,2                                                 6,250,000
6,385,937
 Series 2003-II, Cl. B, 6.14%, 6/15/06
1,2                                                 6,250,000
6,329,063
 Series 2003-II, Cl. C, 6.89%, 6/15/06
1,2                                                 6,250,000
6,304,063
---------------------------------------------------------------------------------------------------------------------------
 Swiss Re Capital Markets Corp./Fujiyama Ltd.,
 Catastrophe Linked Nts., 5.13%, 5/16/05
2,5                                               2,500,000            2,510,225

-----------------
 Total Structured Notes (Cost
$546,574,997)
545,575,272

                                                        Date
Strike                 Contracts
---------------------------------------------------------------------------------------------------------------------------
 Options Purchased--0.2%
 Chilean Peso Call 1,4                               3/22/04
655CLP             18,986,184              400,267
---------------------------------------------------------------------------------------------------------------------------
 Euro Call 1,4                                        4/1/04
1.20EUR            192,325,000            3,577,245
---------------------------------------------------------------------------------------------------------------------------
 Japanese Yen Call 1,4                                6/1/04
107JPY          8,608,000,000            1,768,083
---------------------------------------------------------------------------------------------------------------------------
 Japanese Yen Put 1,4                                2/25/04
122EUR             42,280,000              417,304
---------------------------------------------------------------------------------------------------------------------------
 Standard & Poor's 500 Index Futures,
 12/18/03 Put                                       11/21/03
$1,005                       414            3,736,350

-----------------
 Total Options Purchased (Cost
$8,976,593)
9,899,249

45  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

Principal         Market Value

Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------

 Joint Repurchase Agreements--1.2%
 Undivided interest of 12.92% in joint repurchase agreement (Principal
 Amount/Market Value $626,785,000, with a maturity value of $626,801,192) with
 Banc One Capital Markets, Inc., 0.93%, dated 9/30/03, to be repurchased at
 $80,999,092 on 10/1/03, collateralized by U.S. Treasury Nts., 7.25%, 5/15/04, with a value of $53,265,500, U.S. Treasury Bonds, 1.75%--9%, 9/30/05--8/15/23,
 with a value of $448,490,782 and U.S. Treasury Bills, 2/5/04--2/19/04, with a value of $138,244,579 (Cost
$80,997,000)                                            $  80,997,000      $
80,997,000

---------------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost
$7,280,049,876)                                           109.8%
7,164,615,997
---------------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other
Assets                                                        (9.8)
(636,700,790)

------------------------------------
 Net
Assets
100.0%       $ 6,527,915,207

====================================

Footnotes to Statement of Investments
Principal amount and strike are reported in U.S. dollars, except for those denoted in the following currencies:

ARP    Argentine Peso
BRR    Brazilian Real
CAD    Canadian Dollar
CLP    Chilean Peso
DEM    German Mark
DKK    Danish Krone
EUR    Euro
FRF    French Franc
GBP    British Pound Sterling
JPY    Japanese Yen
PHP    Philippines Peso
RUR    Russian Ruble
SEK    Swedish Krona

1. Identifies issues considered to be illiquid or restricted. See Note 11 of
Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Issuer is in default. See Note 1 of Notes to Financial Statements.
4. Non-income producing security.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $371,018,228 or 5.68% of the Fund's net assets as of September 30, 2003.
6. Delayed settlement security to be delivered and settled after September 30,
2003. See Note 1 of Notes to Financial Statements.
7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $33,347,302 or 0.51% of the Fund's net assets as of September 30, 2003.
8. Partial or fully-loaned security--See Note 12 of Notes to Financial
Statements.
9. Zero coupon bond reflects effective yield on the date of purchase.
10. Securities with an aggregate market value of $23,186,304 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

46  |  OPPENHEIMER STRATEGIC INCOME FUND

12. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                      Contracts             Expiration
Exercise            Premium      Market Value
                Subject to Call                  Dates
Price           Received        See Note 1
--------------------------------------------------------------------------------------------------------------

 Chilean Peso            18,986                3/22/04
665.00CLP     $  446,173        $  562,938
 Japanese Yen            84,560                4/28/04
141.00JPY      1,178,420           289,195
 Japanese Yen            42,280                2/25/04
132.00EUR        485,887           655,763
 Japanese Yen            31,174      10/23/03-10/30/03
110.00JPY      2,840,757         2,318,022
 Thailand Baht            8,600               10/27/03
140.00THB         56,330            56,760

----------------------------

5,007,567         3,882,678

----------------------------
                      Contracts
                 Subject to Put
--------------------------------------------------------------------------------------------------------------
 Japanese Yen             9,703                 6/1/04
120.00JPY          1,811,227           595,764
 Thailand Baht            8,600               10/27/03
40.50THB             34,830            20,210

----------------------------

1,846,057           615,974

----------------------------

$6,853,624        $4,498,652

============================

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
14. Interest or dividend is paid-in-kind.
15. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
16. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended September 30,
2003. The aggregate fair value of securities of affiliated companies held by the
Fund as of September 30, 2003 amounts to $316,125. Transactions during the period in which the issuer was an affiliate are as follows:

                                     Shares        Gross
Gross             Shares        Unrealized
                             Sept. 30, 2002    Additions     Reductions
Sept. 30, 2003      Depreciation
------------------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 Prandium, Inc.                   1,019,757           --
--          1,019,757       $11,669,875
 Premier Holdings Ltd.              799,833           --
--            799,833                --

-----------

$11,669,875

===========

See accompanying Notes to Financial Statements.

47  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

 Assets
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost
$7,268,063,876)                                               $7,164,299,872
 Affiliated companies (cost
$11,986,000)                                                           316,125

---------------

7,164,615,997
-----------------------------------------------------------------------------------------------------------

Cash
9,383,247
-----------------------------------------------------------------------------------------------------------
 Cash--foreign currencies (cost
$35,702)                                                            35,891
-----------------------------------------------------------------------------------------------------------
 Collateral for securities
loaned                                                              588,906,159
-----------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency
contracts                                          34,547,946
-----------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal
paydowns                                                    102,015,903
 Investments sold (including $15,860,173 sold on a delayed settlement
basis)                    60,472,674
 Shares of beneficial interest
sold                                                              8,621,604
 Futures
margins
6,740,676

Other
331,906

---------------
 Total
assets
7,975,672,003

-----------------------------------------------------------------------------------------------------------
 Liabilities
 Return of collateral for securities
loaned                                                    588,906,159
-----------------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency
contracts                                          15,578,484
-----------------------------------------------------------------------------------------------------------
 Options written, at value (premiums received $6,853,624)--see accompanying
statement            4,498,652
-----------------------------------------------------------------------------------------------------------
 Swaptions written, at value (premiums received $395,561)--see accompanying
statement              210,508
-----------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $745,964,382 purchased on a delayed statement
basis)         803,960,305
 Closed foreign currency
contracts
12,274,625
 Shares of beneficial interest
redeemed                                                         11,459,381

Dividends
3,941,132
 Distribution and service plan
fees                                                              3,833,112
 Swap
contract
1,295,578
 Transfer and shareholder servicing agent
fees                                                     900,100
 Shareholder
reports
643,607
 Trustees'
compensation
37,209

Other
217,944

---------------
 Total
liabilities
1,447,756,796

-----------------------------------------------------------------------------------------------------------
 Net
Assets
$6,527,915,207

===============

-----------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial
interest                                                 $    1,598,743
-----------------------------------------------------------------------------------------------------------
 Additional paid-in
capital
7,806,869,657
-----------------------------------------------------------------------------------------------------------
 Overdistributed net investment
income                                                         (26,416,177)
-----------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency
transactions             (1,179,105,482)
-----------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
currencies                                                 (75,031,534)

---------------
 Net
Assets
$6,527,915,207

===============

48  |  OPPENHEIMER STRATEGIC INCOME FUND

----------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $3,873,017,762 and 949,148,024 shares of beneficial interest
outstanding)              $4.08
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering
price)                                                               $4.28
----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,686,295,194 and 411,775,837 shares of beneficial interest
outstanding)              $4.10
----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $698,196,252 and 171,429,718 shares of beneficial interest
outstanding)                             $4.07
----------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $30,109,834 and 7,373,613 shares of beneficial interest
outstanding)                               $4.08
----------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $240,296,165 and 59,015,579 shares of beneficial interest
outstanding)       $4.07

 See accompanying Notes to Financial Statements.

49  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

 Investment Income
 Interest (net of foreign withholding taxes of
$139,783)                                         $  455,805,209
----------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of
$57,828)                                              6,625,529
----------------------------------------------------------------------------------------------------------------
 Lending
fees
180,468

---------------
 Total investment
income
462,611,206

----------------------------------------------------------------------------------------------------------------
 Expenses
----------------------------------------------------------------------------------------------------------------
 Management
fees
32,424,727
 Distribution and service plan fees:
 Class
A
8,660,139
 Class
B
17,575,847
 Class
C
6,232,376
 Class
N
112,928
----------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
5,069,181
 Class
B
2,182,038
 Class
C
780,257
 Class
N
64,078
 Class
Y
1,647,219
----------------------------------------------------------------------------------------------------------------
 Shareholder
reports
747,393
----------------------------------------------------------------------------------------------------------------
 Custodian fees and
expenses
698,630
----------------------------------------------------------------------------------------------------------------
 Trustees'
compensation
194,499
----------------------------------------------------------------------------------------------------------------

Other
254,723

---------------
 Total
expenses
76,644,035
 Less reduction to custodian
expenses
(76,611)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class
Y                       (978,905)

---------------
 Net
expenses
75,588,519

----------------------------------------------------------------------------------------------------------------
 Net Investment
Income
387,022,687

----------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments (including premiums on options
exercised)                                             (197,258,234)
 Closing of futures
contracts
(31,459,200)
 Closing and expiration of option contracts
written                                                   1,705,390
 Foreign currency
transactions
48,585,976

---------------
 Net realized
loss
(178,426,068)
----------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation on:

Investments
789,582,547
 Translation of assets and liabilities denominated in foreign
currencies                             80,586,248
 Futures
contracts
(6,780,389)

---------------
 Net change in unrealized
depreciation
863,388,406

----------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from
Operations                                            $1,071,985,025

===============

 See accompanying Notes to Financial Statements.

50  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 Year Ended September
30,
2003                     2002
---------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                 $
387,022,687           $  457,975,004
---------------------------------------------------------------------------------------------------------------
 Net realized loss
(178,426,068)            (159,493,130)
---------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation
863,388,406               81,078,629

----------------------------------------
 Net increase in net assets resulting from operations
1,071,985,025              379,560,503

---------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A
(228,607,620)            (265,599,919)
 Class B
(101,542,711)            (151,627,069)
 Class C
(35,917,109)             (42,267,132)
 Class N
(1,359,641)                (694,273)
 Class Y
(12,603,902)             (10,529,269)
---------------------------------------------------------------------------------------------------------------
 Tax return of capital distribution:
 Class
A
--              (15,387,732)
 Class
B
--               (9,696,394)
 Class
C
--               (2,693,708)
 Class
N
--                  (42,219)
 Class
Y
--                 (603,497)

---------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A
271,084,579               84,394,819
 Class B
(358,847,116)            (304,556,289)
 Class C
59,394,216               27,485,800
 Class N
12,050,473               12,727,093
 Class Y
65,509,777               52,746,414

---------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)
741,145,971             (246,782,872)
---------------------------------------------------------------------------------------------------------------
 Beginning of period
5,786,769,236            6,033,552,108

----------------------------------------
 End of period [including overdistributed net investment income of
 $26,416,177 and $68,166,742, respectively]
$6,527,915,207           $5,786,769,236

========================================

 See accompanying Notes to Financial Statements.

51  |  OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 Class A    Year Ended September 30,                       2003
2002          2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                     $3.64
$3.72         $4.18         $4.33          $4.59
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .26
..32           .36           .43            .42
 Net realized and unrealized gain (loss)                    .43
(.08)         (.43)         (.17)          (.29)

-----------------------------------------------------------------
 Total from investment operations                           .69
..24          (.07)          .26            .13
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.25)
(.30)         (.26)         (.41)          (.39)
 Tax return of capital distribution                          --
(.02)         (.13)           --             --

-----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.25)
(.32)         (.39)         (.41)          (.39)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $4.08
$3.64         $3.72         $4.18          $4.33

=================================================================

--------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       19.59%
6.63%        (1.79)%        6.18%          2.91%

--------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)            $3,873,018   $3,202,825
$3,186,441    $3,431,763     $3,578,105
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $3,521,307   $3,263,490
$3,349,859    $3,517,517     $3,798,380
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     6.60%
7.91%         8.90%         9.98%          9.34%
 Total expenses                                            0.95% 3      1.01%
3       0.93% 3       0.95% 3        0.94% 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    104%
117%          209%          136%           172%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

52  |  OPPENHEIMER STRATEGIC INCOME FUND

 Class B    Year Ended September 30,                2003
2002          2001          2000           1999
------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period              $3.66
$3.73         $4.19         $4.34           $4.61
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .22
..28           .33           .39             .39
 Net realized and unrealized gain (loss)             .44
(.05)         (.43)         (.17)           (.30)

----------------------------------------------------------------------
 Total from investment operations                    .66
..23          (.10)          .22             .09
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.22)
(.28)         (.24)         (.37)           (.36)
 Tax return of capital distribution                   --
(.02)         (.12)           --              --

----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.22)
(.30)         (.36)         (.37)           (.36)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $4.10
$3.66         $3.73         $4.19           $4.34

======================================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                18.62%
6.11%        (2.53)%        5.37%           1.92%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)     $1,686,295        $1,847,182
$2,186,638    $2,581,391      $3,380,689
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $1,757,152        $2,056,449
$2,394,886    $2,907,627      $3,838,145
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets :2
 Net investment income                              5.92%
7.22%         8.14%         9.01%           8.55%
 Total expenses                                     1.68% 3           1.75%
3       1.68% 3       1.71% 3         1.69% 3
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             104%
117%          209%          136%            172%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

53  |  OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class C    Year Ended September 30,                        2003
2002         2001         2000          1999
------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                      $3.64
$3.71        $4.17        $4.32         $4.59
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .23
..29          .33          .39           .39
 Net realized and unrealized gain (loss)                     .42
(.06)        (.43)        (.17)         (.30)

-------------------------------------------------------------
 Total from investment operations                            .65
..23         (.10)         .22           .09
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.22)
(.28)        (.24)        (.37)         (.36)
 Tax return of capital distribution                           --
(.02)        (.12)          --            --

-------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.22)
(.30)        (.36)        (.37)         (.36)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $4.07
$3.64        $3.71        $4.17         $4.32

=============================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                        18.45%
6.15%       (2.54)%       5.39%         1.92%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $698,196
$568,487      $553,399     $548,332     $610,686
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $623,598
$571,292      $554,279     $568,742     $650,197
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      5.85%
7.15%        8.15%        9.21%         8.58%
 Total expenses                                             1.69% 3      1.75%
3      1.68% 3      1.71% 3       1.69% 3
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     104%
117%         209%         136%          172%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less
than 0.01%.
See accompanying Notes to Financial Statements.

54  |  OPPENHEIMER STRATEGIC INCOME FUND

 Class  N     Year Ended September 30,                        2003
2002                2001 1
-----------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $3.65
$3.72               $4.13
-----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
..25               .30                 .22
 Net realized and unrealized gain (loss)                       .42
(.05)               (.41)

----------------------------------------------
 Total from investment operations
..67               .25                (.19)
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.24)
(.30)               (.15)
 Tax return of capital distribution                             --
(.02)               (.07)

----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.24)
(.32)               (.22)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $4.08
$3.65               $3.72

==============================================

-----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                          18.82%
6.70%              (4.61)%

-----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                  $30,110
$15,508              $3,215
-----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $22,627           $
8,954              $1,348
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                        6.08%
7.07%               9.74%
 Total expenses                                               1.34% 4
1.22% 4             0.98% 4
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
104%              117%                209%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
See accompanying Notes to Financial Statements.

55  |  OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class Y    Year Ended September 30,                       2003
2002         2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                     $3.64
$3.71        $4.17        $4.32         $4.59
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .26
..32          .36          .46           .44
 Net realized and unrealized gain (loss)                    .42
(.06)        (.42)        (.19)         (.30)

-------------------------------------------------------------
 Total from investment operations                           .68
..26         (.06)         .27           .14
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.25)
(.31)        (.26)        (.42)         (.41)
 Tax return of capital distribution                          --
(.02)        (.14)          --            --

-------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.25)
(.33)        (.40)        (.42)         (.41)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $4.07
$3.64        $3.71        $4.17         $4.32

=============================================================

-----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       19.33%
7.06%       (1.58)%       6.55%         3.07%

-----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)              $240,296
$152,767     $103,858      $75,748       $48,566
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $194,308
$127,992     $ 94,400      $57,127       $32,310
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     6.57%
7.86%        9.09%       11.39%        10.16%
 Total expenses                                            1.41%
1.74%        1.35%        0.83%         0.57%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                0.91%
0.90%        0.78%         N/A 3         N/A 3
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    104%
117%         209%         136%          172%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

56  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Strategic Income Fund (the Fund) is a separate series of
 Oppenheimer Strategic Funds Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the
 Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued.
 In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
 Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, increasing the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or

57  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 matures. As of September 30, 2003, the market value of these securities comprised 8.4% of the Fund's net assets and resulted in unrealized losses of
 $999,725. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
 Securities on a Delayed Settlement Basis. Delivery and payment for securities that have been purchased by the Fund on a delayed settlement basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a deferred settlement basis may increase the volatility of the
 Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of September 30, 2003, the Fund had entered into delayed settlement purchase commitments of $745,964,382.
 Additionally, the Fund had delayed settlement sale commitments of $15,860,173.
    In connection with its ability to purchase securities on a delayed settlement basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as interest income or realized gain (loss) on investments.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2003, securities with an aggregate market value of $86,491,371, representing 1.32% of the Fund's net assets, were in default.

58  |  OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in
 U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the
 Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
 Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

59  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued

                                                                        Net
Unrealized

Depreciation
                                                                      Based on
Cost of

Securities  and
      Undistributed     Undistributed               Accumulated      Other
Investments
      Net Investment        Long-Term                      Loss     for Federal
Income
      Income                     Gain      Carryforward 1,2,3,4           Tax
Purposes

--------------------------------------------------------------------------------

      $20,228,658                 $--            $1,136,669,728
$117,865,111

 1. As of September 30, 2003, the Fund had $1,022,131,149 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ------------------------------
                              2004            $  114,650,580
                              2007                16,381,920
                              2008               358,683,799
                              2009                52,578,252
                              2010               185,647,798
                              2011               294,188,800
                                              --------------
                              Total           $1,022,131,149
                                              ==============

 2. During the fiscal years ended September 30, 2003 and September 30, 2002, the
 Fund did not utilize any capital loss carryforwards.
 3. As of September 30, 2003, the Fund had $108,416,056 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012.
 4. The Fund had $6,122,523 of straddle losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2003. Net assets of the Fund were unaffected by the reclassifications.

        From                          To                            Net
        Ordinary                 Capital    Tax Return       Investment
        Loss                        Loss     of Capital            Loss
        ---------------------------------------------------------------
        $34,758,861          $34,758,861           $--             $--

 The tax character of distributions paid during the years ended September 30,
 2003 and September 30, 2002 was as follows:
                                     Year Ended              Year Ended
                             September 30, 2003      September 30, 2002
   --------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                 $380,030,983            $470,717,662
   Return of capital                         --              28,423,550
                                   ------------------------------------
   Total                           $380,030,983            $499,141,212
                                   ====================================

60  |  OPPENHEIMER STRATEGIC INCOME FUND

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities
            and other investments                        $10,105,769,435
                                                         ===============

            Gross unrealized appreciation                $   423,704,765
            Gross unrealized depreciation                   (541,569,876)
                                                         ---------------
            Net unrealized depreciation                  $  (117,865,111)
                                                         ===============

-------------------------------------------------------------------------------
 Trustees' Compensation. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
 Amounts will be deferred until distributed in accordance to the Plan.

-------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

-------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

-------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

-------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

61  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    Year Ended September 30, 2003
Year Ended September 30, 2002
                                       Shares              Amount
Shares                Amount
-----------------------------------------------------------------------------------------------------------
 Class A

 Sold                             239,075,415       $ 920,837,843
172,101,425         $ 646,946,497
 Dividends and/or
 distributions reinvested          39,925,641         153,907,293
48,064,194           180,500,573
 Redeemed                        (208,815,336)       (803,660,557)
(197,799,204)         (743,052,251)

--------------------------------------------------------------------------
 Net increase                      70,185,720       $ 271,084,579
22,366,415         $  84,394,819

==========================================================================

-----------------------------------------------------------------------------------------------------------
 Class B
 Sold                              63,952,473       $ 246,602,223
72,239,653         $ 272,446,824
 Dividends and/or
 distributions reinvested          15,896,757          61,263,462
24,126,021            90,899,162
 Redeemed                        (173,280,500)       (666,712,801)
(177,141,272)         (667,902,275)

--------------------------------------------------------------------------
 Net decrease                     (93,431,270)      $(358,847,116)
(80,775,598)        $(304,556,289)

==========================================================================

-----------------------------------------------------------------------------------------------------------
 Class C
 Sold                              44,468,531       $ 171,414,411
38,283,028         $ 143,665,045
 Dividends and/or
 distributions reinvested           6,320,901          24,316,496
7,553,119            28,283,682
 Redeemed                         (35,649,094)       (136,336,691)
(38,550,880)         (144,462,927)

--------------------------------------------------------------------------
 Net increase                      15,140,338       $  59,394,216
7,285,267         $  27,485,800

==========================================================================

-----------------------------------------------------------------------------------------------------------
 Class N
 Sold                               4,309,056       $  16,669,277
3,786,342         $  14,209,840
 Dividends and/or
 distributions reinvested             334,213           1,294,796
187,836               702,952
 Redeemed                          (1,522,702)         (5,913,600)
(585,248)           (2,185,699)

--------------------------------------------------------------------------
 Net increase                       3,120,567       $  12,050,473
3,388,930         $  12,727,093

==========================================================================

-----------------------------------------------------------------------------------------------------------
 Class Y
 Sold                              41,339,112       $ 159,458,161
25,193,404         $  94,584,057
 Dividends and/or
 distributions reinvested           2,467,304           9,527,352
2,410,896             9,023,067
 Redeemed                         (26,811,939)       (103,475,736)
(13,562,379)          (50,860,710)

--------------------------------------------------------------------------
 Net increase                      16,994,477       $  65,509,777
14,041,921         $  52,746,414

==========================================================================

-------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2003, were
 $7,839,630,741 and $7,216,140,023, respectively.

62  |  OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66%
 of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended September 30, 2003, the
 Fund paid $9,133,117 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            Aggregate          Class A       Concessions
Concessions      Concessions    Concessions
                            Front-End        Front-End        on Class A
on Class B       on Class C     on Class N
                        Sales Charges    Sales Charges
Shares           Shares           Shares         Shares
                           on Class A      Retained by       Advanced by
Advanced by      Advanced by    Advanced by
 Year Ended                    Shares      Distributor     Distributor 1
Distributor 1    Distributor 1  Distributor 1
-------------------------------------------------------------------------------------------------------------------------

 September 30, 2003        $5,134,030       $1,418,393          $594,870
$6,186,560       $1,150,531       $122,428

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A           Class B           Class
C           Class N
                            Contingent        Contingent
Contingent        Contingent
                              Deferred          Deferred
Deferred          Deferred
                         Sales Charges     Sales Charges     Sales Charges
Sales Charges
                           Retained by       Retained by       Retained
by       Retained by
 Year Ended                Distributor       Distributor
Distributor       Distributor
--------------------------------------------------------------------------------------------

 September 30, 2003           $115,085        $6,274,772
$97,016           $41,724

-------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
 A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended September 30, 2003, expense under the Class A Plan totaled $8,660,139, all of

63  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 which were paid by the Distributor to recipients, which included $25,427 retained by the Distributor and $554,215 which was paid to an affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs with respect to Class
 A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30,
 2003, were as follows:

Distributor's

Distributor's           Aggregate

Aggregate       Uncompensated

Uncompensated       Expenses as %
                     Total Expenses     Amount Retained
Expenses       of Net Assets
                         Under Plan      by Distributor             Under
Plan            of Class
--------------------------------------------------------------------------------------------------

 Class B Plan           $17,575,847         $12,679,658
$101,273,876                6.01%
 Class C Plan             6,232,376           1,064,235
18,958,511                2.72
 Class N Plan               112,928              91,162
545,064                1.81

-------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
 Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
 Operations.

64  |  OPPENHEIMER STRATEGIC INCOME FUND

 As of September 30, 2003, the Fund had outstanding foreign currency contracts as follows:

                                                             Contract
Valuation
                                     Expiration
Amount              as of      Unrealized          Unrealized
 Contract Description                     Dates                (000s)     Sept.
30, 2003    Appreciation        Depreciation
-----------------------------------------------------------------------------------------------------------------------------

 Contracts to Purchase
 Argentine Peso [ARP]            5/28/04-6/8/04                36,401ARP    $
11,794,482     $   415,253         $        --
 British Pound
  Sterling [GBP]                       11/20/03                16,395GBP
27,139,961       1,252,256                  --
 Chilean Peso [CLP]                    11/25/03            13,103,380CLP
19,812,088       1,096,984                  --
 Columbian Peso [COP]                  10/29/03            12,299,560COP
4,237,371              --              24,431
 Euro [EUR]                     11/20/03-3/8/04               184,960EUR
214,931,006      10,332,482              28,623
 Japanese Yen [JPY]            10/14/03-3/17/04            58,830,545JPY
528,462,302      21,089,080              15,239
 Swiss Franc [CHF]                     10/29/03                20,390CHF
15,451,941         298,850                  --
 Turkish Lira [TRL]                    10/27/03         5,114,912,000TRL
3,606,013              --              26,737

--------------------------------

34,484,905              95,030

--------------------------------
 Contracts to Sell
 Australian Dollar [AUD]               10/29/03                25,410AUD
17,143,491          53,997                  --
 British Pound
  Sterling [GBP]                10/29/03-3/9/04                23,570GBP
38,865,706              --           1,007,924
 Canadian Dollar [CAD]                  2/23/04                20,695CAD
15,238,326              --             603,058
 Euro [EUR]                     10/8/03-4/27/04               322,465EUR
374,381,698              --          12,885,891
 Indonesia Rupiah [IDR]                11/12/03           127,453,529IDR
15,182,137              --             632,660
 Japanese Yen [JPY]                     4/27/04               800,000JPY
7,209,516              --             353,921
 New Zealand
  Dollar [NZD]                         10/29/03                27,415NZD
16,227,490           9,044                  --

--------------------------------

63,041          15,483,454

--------------------------------
 Total unrealized appreciation and
depreciation                                              $34,547,946
$15,578,484

================================

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices
 "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

65  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 6. Futures Contracts Continued
 Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets
 and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the
 Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of September 30, 2003, the Fund had outstanding futures contracts as follows:

Unrealized
                                   Expiration      Number of     Valuation as
of      Appreciation
 Contract Description                   Dates      Contracts      Sept. 30,
2003    (Depreciation)
--------------------------------------------------------------------------------------------------

 Contracts to Purchase
 Euro-Bundesobligation                12/8/03            126       $
16,897,803       $   225,467
 NASDAQ 100 Index                    12/18/03            126
16,455,600         (458,267)
 U.S. Long Bonds                     12/19/03          1,886
211,526,688         7,202,686
 U.S. Treasury Nts., 10 yr.          12/19/03          5,031
576,678,375        22,083,034

------------

29,052,920

------------
 Contracts to Sell
 DAX Index                           12/19/03             51
4,853,072           141,981
 FTSE 100 Index                      12/19/03             13
886,822            14,326
 Japan (Government of) Bonds         12/11/03             86
105,449,403         1,001,387
 Standard & Poor's 500 Index         12/18/03            401
99,658,525         1,929,792
 U.S. Long Bonds                     12/19/03            560
62,807,500        (4,325,428)
 U.S. Treasury Nts., 2 yr.           12/29/03          1,203
259,359,281        (3,122,633)
 U.S. Treasury Nts., 5 yr.           12/19/03          1,429
162,146,844        (4,930,367)
 United Kingdom Long Gilt            12/29/03             25
4,918,159           (31,722)

------------

(9,322,664)

------------

$19,730,256

============

--------------------------------------------------------------------------------
 7. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction.

66  |  OPPENHEIMER STRATEGIC INCOME FUND

 When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the
 Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended September 30, 2003 was as follows:

                                                      Call
Options                                Put Options
                                  --------------------------------
------------------------------------
                                   Principal (000s)/
Principal (000s)/
                                        Number of        Amount of
Number of            Amount of
                                        Contracts         Premiums
Contracts             Premiums
--------------------------------------------------------------------------------------------------------------

 Options outstanding as of
 September 30, 2002                            --       $
--                    --           $       --
 Options written                   31,540,373,204        7,285,837
9,753,444,550            3,755,725
 Options closed or expired            (14,030,000)        (155,733)
(41,844,550)          (1,909,668)
 Options exercised                   (197,917,100)
(2,122,537)                   --                   --

---------------------------------------------------------------------------
 Options outstanding as of
 September 30, 2003                31,328,426,104       $5,007,567
9,711,600,000           $1,846,057

===========================================================================

--------------------------------------------------------------------------------
 8. Interest Rate Swap Contracts
 The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.
    Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

67  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 8. Interest Rate Swap Contracts Continued
 As of September 30, 2003, the Fund had entered into the following interest rate swap agreements:

                                                      Floating Rate
                                     Rate Paid by       Received
by                                       Unrealized
 Swap                   Notional      the Fund at       the Fund at
Floating   Termination     Appreciation
 Counterparty          Principal   Sept. 30, 2003    Sept. 30, 2003        Rate
Index         Dates   (Depreciation)
--------------------------------------------------------------------------------------------------------------------

 Deutsche Bank
Three-Month
 AG               $   43,910,000           3.1025%         1.330628%
LIBOR flat        3/4/08         $116,460
 JPMorgan
Three-Month
 Chase Bank           22,120,000            3.052          1.317499
LIBOR flat       3/10/08          306,541
 JPMorgan
Six-Month
 Chase Bank           11,025,000           0.0314           0.02081
LIBOR flat       7/14/08          114,936
 JPMorgan
Six-Month
 Chase Bank        3,075,000,000             9.13              7.00
LIBOR flat       7/14/08         (121,417)

---------

$416,520

=========

--------------------------------------------------------------------------------
 9. Credit Swap Contracts
 The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations).

 During the year ended September 30, 2003, the Fund entered into a transaction to hedge credit risk. The Fund pays an annual 2% interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.
 Information regarding the credit swap is as follows:

68  |  OPPENHEIMER STRATEGIC INCOME FUND

Unrealized
                                             Expiration       Notional
Valuation as of         Appreciation
 Contract Description                             Dates         Amount
Sept. 30, 2003       (Depreciation)
----------------------------------------------------------------------------------------------------------------

 Deutsche Bank AG, Colombia
 (Republic of) Credit Nts.                  9/20/13        $
3,355,000           $ 115,939          $   115,939
 Deutsche Bank AG, Colombia
 (Republic of) Credit Nts.                  9/20/13
3,355,000              72,627               72,627
 Deutsche Bank AG,
 United Mexican States Credit Bonds         9/20/13
14,505,000            (147,927)            (147,927)
 Deutsche Bank AG, Philippines
 (Republic of) 5 yr. Credit Nts.            7/25/08
15,770,000             (11,381)             (11,381)
 Deutsche Bank AG, Philippines
 (Republic of) 10 yr. Credit Bonds          7/25/13
15,770,000              15,300               15,300
 Deutsche Bank AG, Philippines
 (Republic of) Credit Nts.                 12/20/08
3,725,000              (3,967)              (3,967)
 Deutsche Bank AG, Russia Federation
 Credit Bonds                               9/20/13
18,125,000              59,232               59,232
 Deutsche Bank AG, Russia Federation
 Credit Bonds                               9/10/13
14,745,000             101,718              101,718
 Deutsche Bank AG, Turkey
 (Republic of) Credit Bonds                 9/20/10
8,405,000             (48,387)             (48,387)
 JPMorgan Chase Bank, Jordan
 (Kingdom of) Credit Nts.                    6/6/06
4,350,000              26,025               26,025
 JPMorgan Chase Bank, Peru
 (Republic of) Credit Bonds                 9/20/08
10,000,000            (587,938)            (587,938)
 JPMorgan Chase Bank, Peru
 (Republic of) Credit Bonds                 9/20/08
17,610,000            (856,790)            (856,790)
 JPMorgan Chase Bank, Peru
 (Republic of) Credit Bonds                 9/20/08
8,805,000            (446,549)            (446,549)

------------

$(1,712,098)

============

--------------------------------------------------------------------------------
 10. Swaption Transactions
 The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

 As of September 30, 2003, the Fund had entered into the following swaption contracts:

                               Contracts      Expiration        Exercise
Premium        Market Value
 Swaptions               Subject to Call            Date           Price
Received          See Note 1
----------------------------------------------------------------------------------------------------------

 Deutsche Swaption            44,445,000         5/17/04          2.825%
$395,561            $210,508

69  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 11. Illiquid or Restricted Securities
 As of September 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2003 was $500,248,561, which represents 7.66% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                         Acquisition
Valuation as of          Unrealized
 Security                                      Dates         Cost
September 30, 2003        Depreciation
---------------------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 Geotek Communications, Inc.                  4/6/00     $
--                       $--            $     --
 Geotek Communications, Inc.,
 Series B, Escrow Shares                      1/4/01
2,500                        --               2,500
 Real Time Data Co. Wts., Exp. 5/31/04       6/30/99
22,515                        --              22,515

--------------------------------------------------------------------------------
 12. Securities Lending
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US
 Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of September
 30, 2003, the Fund had on loan securities valued at $579,509,275. Cash of
 $588,906,159 was received as collateral for the loans, and has been invested in approved instruments.

70  |  OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
 13. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at September 30, 2003.

                                  Appendix A

                             RATINGS DEFINITIONS
                             -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.
------------------------------------------------------------------------------

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An  obligation  rated "A" are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection  parameters.
However,  adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than obligations rated "BB",  but the obligor  currently has the capacity to meet its financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.
------------------------------------------------------------------------------

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor

                                     Equipment

Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                     C-1
                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

At  least  10 but not        2.00%                2.04%              1.60%
more than 49

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10%
            of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.C-14

|-|

------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund
------------------------------------------------------------------------------

Internet Website:
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Adviser

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street - 11th Floor
      New York, New York 10080

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street - 11th Floor
      New York, New York 10080

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank

      JPMorgan Chase Bank
      4 Chase MetroTech Center
      Brooklyn, New York 11245

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Fund
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Mayer, Brown, Rowe and Maw
      1675 Broadway
      New York, New York 10019

1234
PX230.001.1103

--------

1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

OPPENHEIMER STRATEGIC INCOME FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   Amended and  Restated  Declaration  of Trust dated  September  25, 2002:
Filed  with  Registrant's  Post-Effective  Amendment  No. 23  (11/22/02),  and
incorporated herein by reference.

(b)   Amended  By-Laws  dated  October  24,  2000:  Filed  with   Registrant's
Post-Effective   Amendment  No.  21  (1/25/01),  and  incorporated  herein  by reference.

(c)   (i)   Specimen  Class  A  Share  Certificate:  Filed  with  Registrant's
Post-Effective   Amendment  No.  22  (1/28/02),  and  incorporated  herein  by reference.

      (ii)  Specimen  Class  B  Share  Certificate:  Filed  with  Registrant's
Post-Effective   Amendment  No.  22  (1/28/02),  and  incorporated  herein  by reference.

      (iii) Specimen  Class  C  Share  Certificate:  Filed  with  Registrant's
Post-Effective   Amendment  No.  22  (1/28/02),  and  incorporated  herein  by reference.

      (iv)  Specimen  Class  N  Share  Certificate:  Filed  with  Registrant's
Post-Effective   Amendment  No.  22  (1/28/02),  and  incorporated  herein  by reference.

      (v)   Specimen  Class  Y  Share  Certificate:  Filed  with  Registrant's
Post-Effective   Amendment  No.  22  (1/28/02),  and  incorporated  herein  by reference.

(d)   Investment  Advisory  Agreement dated 10/22/90:  Filed with Registrant's
Post-Effective  Amendment  No.  3,  11/26/90  and  refiled  with  Registrant's
Post-Effective  Amendment No. 9,  1/31/95,  pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

(e)   (i)   General  Distributor's   Agreement  dated  10/13/92:   Filed  with
Registrant's   Post-Effective  Amendment  No.  5,  12/3/92  and  refiled  with
Registrant's  Post-Effective Amendment No. 9, 1/31/95, pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(iii) Form  of  Broker  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(iv)  Form  of  Agency  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase  Agreement of  OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company Agency Agreement of OppenheimerFunds  Distributor,
Inc.:   Previously  filed  with   Post-Effective   Amendment  No.  45  to  the
Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(f)   Form    of    Deferred     Compensation     Plan    for    Disinterested
Trustees/Directors:   Filed  with  Post-Effective  Amendment  No.  40  to  the
Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),
10/27/98, and incorporated herein by reference.

(g)   Global Custody  Agreement  dated August 16, 2002 between  Registrant and
JP Morgan Chase Bank: Previously filed with Post-Effective  Amendment No. 9 to the Registration  Statement of Oppenheimer  International  Bond Fund (Reg. No.
33-58383), 11/21/02, and incorporated herein by reference.

(h)   Not applicable.

(i)   (i)   Opinion  and  Consent  of  Counsel  dated   8/30/89:   Filed  with
Registrant's   Pre-Effective   Amendment  No.  2,  8/31/89  and  refiled  with
Registrant's  Post-Effective Amendment No. 9, 1/31/95, pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

      (ii)  Opinion and Consent of Counsel  for Class N shares  dated  January
24, 2001: Filed with Registrant's  Post-Effective  Amendment No. 21 (1/25/01),
and incorporated herein by reference.

(j)   Independent Auditors Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from Oppenheimer  Management Corporation to Registrant dated  8/24/89:  Filed  with  Post-Effective  Amendment  No. 6,  1/29/93,  and incorporated herein by reference.

(m)   (i)   Amended  and  Restated  Service  Plan and  Agreement  for  Class A
shares dated 4/23/02:  Filed with  Registrant's  Post-Effective  Amendment No.
23 (11/22/02), and incorporated herein by reference.

      (ii)  Amended and Restated  Distribution  and Service Plan and Agreement
for Class B shares  dated  12/13/00:  Filed with  Registrant's  Post-Effective
Amendment No. 21 (1/25/01), and incorporated herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
for  Class  C  shares  dated  February  24,  1998:  Filed  with   Registrant's
Post-Effective   Amendment  No.  17,  11/25/98,  and  incorporated  herein  by reference.

(iii) Distribution  and Service  Plan and  Agreement  for Class N shares dated
October 24, 2000:  Filed with  Registrant's  Post-Effective  Amendment  No. 21
(1/25/01), and incorporated herein by reference.

(n)   Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01:  Previously filed with  Post-Effective  Amendment
No. 20 to the  Registration  Statement of Oppenheimer  Cash Reserves (Reg. No.
33-23223), 9/27/01, and incorporated herein by reference.

(o)    (i) Powers of Attorney for all Trustees/Directors (except for Richard
F. Grabish) and Officers dated 10/9/03: Previously filed with Pre-Effective
Amendment No. 1 to the Registration Statement of Oppenheimer Principal
Protected Trust II (Reg. No. 333-108093), 11/6/03, and incorporated herein by reference.

       (ii) Power of Attorney for Mr. Richard F. Grabish dated 10/27/03:
Previously filed with Post-Effective Amendment No. 11 to the Registration
Statement of Oppenheimer International Bond Fund (Reg. No. 33-583833),
11/20/03, and incorporated herein by reference.

(p)    Amended and Restated Code of Ethics of the Oppenheimer  Funds dated May
15, 2002 under Rule 17j-1 of the  Investment  Company Act of 1940:  Previously
filed with  Post-Effective  Amendment No. 29 to the Registration  Statement of
Oppenheimer  Discovery  Fund (Reg. No.  33-371),  11/22/02,  and  incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Vice President of OppenheimerFunds Distributor,
Vice President                 Inc. and Centennial Asset Management
                               Corporation; Senior Vice President of
                               Shareholders Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary of OppenheimerFunds Distributor, Inc.,
Vice President & Secretary     Centennial Asset Management Corporation,
                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Behal                   Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                Assistant Vice President of OFI Institutional
Assistant Vice President       Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Victoria Best,                 Vice President of OFI Institutional Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer of OppenheimerFunds, Inc. and
Vice President                 Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             A senior economist with the Federal Reserve
Vice President                 Board (June 1992-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bonomo,                 None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Bosco,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce Burroughs,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald G. Chibnik,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Vice President of Centennial Asset Management
Vice President                 Corporation, Shareholder Financial Services,
                               Inc. and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  None.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior Vice President of OFI Private
Vice President                 Investments, Inc.; Vice President of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Chairman: Rochester Division   Inc.; Director of ICI Mutual Insurance Company;
                               Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice President of OFI Institutional Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Frank,                 None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sharon M. Giordano-Auleta,     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Gwynn,                  None
Vice   President:    Rochester
                                    Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ping Han,                      None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Henry,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Heron,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice President and Assistant Secretary of
Vice  President  and Assistant OppenheimerFunds Distributor, Inc. and
Secretary                      Shareholder Services, Inc.; Assistant Secretary
                               of Centennial Asset Management Corporation,
                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior Vice President of HarbourView Asset
Vice President                 Management Corporation and OFI Institutional
                               Asset Management, Inc.; Director of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dina C. Lee,                   Assistant Secretary of OppenheimerFunds Legacy
Assistant   Vice  President  & Program.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly an Assistant Vice President with
Assistant Vice President       Standish Mellon Asset Management (October
                               2001-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Madzij,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Mattisinko,              Formerly an Associate at Sidley Austin Brown and
Vice President                 Wood LLP (1995 - October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management, Inc.;
                               President, Chairman and Director of Trinity
                               Investment Management Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director of Trinity Investments Management
                               Corporation; President and Management Director
                               of Oppenheimer Acquisition Corp.; President and
                               Director of Oppenheimer Partnership Holdings,
                               Inc., Oppenheimer Real Asset Management, Inc.;
                               Chairman and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc.;
                               Executive Vice President of MassMutual Life
                               Insurance Company; director of DLB Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Murray,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annabel Neilon,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John O'Hare,                   Formerly Executive Vice President and Portfolio
Vice President                 Manager (June 2000 - August 2003) and Portfolio
                               Manager and Senior Vice President (August 1997 -
                               June 2000) at Geneva Capital Management, Ltd.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Pergament,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Pisarra,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo,                Vice Chairman, Treasurer, Chief Financial
Executive   Vice    President, Officer and Management Director of Oppenheimer
Chief  Financial  Officer  and Acquisition Corp.; President and Director of
Director                       Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director of Trinity
                               Investment Management Corporation; Chairman of
                               the Board, Chief Executive Officer, President
                               and Director of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior Vice President of OFI Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven J. Sheerin,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.; member of the American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Winston,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc. and OppenheimerFunds Legacy
                               Program; Treasurer and Chief Financial Officer
                               of OFI Trust Company; Assistant Treasurer of
                               Oppenheimer Acquisition Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive   Vice    President, January 2002), HarbourView Asset Management
Chief  Investment  Officer and Corporation and OFI Institutional Asset
Director                       Management, Inc. (as of January 2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Large-Cap  Core  Fund  (a  series  of  Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer  International  Value Fund (a series of Oppenheimer  International
Value Trust)
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer  Principal  Protected  Main Street  Fund (a series of  Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Core Diversified Hedge Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Market Neutral Hedge Fund
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional Asset Management,  Inc. and Oppenheimer Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10080.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gabriella Bercze(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Burton                    Vice President            None
4127 Towne Green Circle
Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld(2)            Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian G. Kelly                  Vice President            None
76 Daybreak Road
Southport, CT 06490
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Evan M. Lereah                  Vice President            None
1468 Catlin Lane
Alexandria, VA 22311
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gazell Pettway, Jr.             Vice President            None
18970 Vogel Farm Trail
Eden Paire, MN 55347
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Presutti(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher L. Quinson          Vice President            None
7675 Cayuga Drive
Cincinnati, OH 45243
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary D. Rakan                   Vice President            None
10860 Fairwoods Drive
Fishers, IN 46038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tonya Sax                       Vice President            None
2625 N. Paula Drive
Dunedin, FL 34698
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Schmitt (Crockett)(2)   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10080
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 20th day of November 2003.

                                    Oppenheimer Strategic Income Fund

                                    By:  /s/ John V. Murphy*

---------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ James C. Swain*          Chairman of the Board
-----------------------      of Trustees                 November 20, 2003
James C. Swain

/s/ William L. Armstrong*    Vice Chairman of the        November 20, 2003
-------------------------------                          Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal        November 20, 2003
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        November 20, 2003
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                     November 20, 2003
----------------------
Robert G. Avis

/s/ George Bowen*            Trustee                     November 20, 2003
----------------------
George Bowen

/s/ Edward Cameron*          Trustee                     November 20, 2003
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                     November 20, 2003
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     November 20, 2003
----------------------
Sam Freedman

/s/ Richard F. Grabish*      Trustee                     November 20, 2003
-------------------------
Richard F. Grabish

/s/ Beverly L. Hamilton*
------------------------------                           Trustee  November
20, 2003
Beverly L. Hamilton

/s/ Robert J. Malone*
--------------------------   Trustee                     November 20, 2003
Robert J. Malone

/s/ F. William Marshall, Jr.*                            Trustee  November
20, 2003
--------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                      OPPENHEIMER STRATEGIC INCOME FUND
                     Registration Statement No. 33-28598
                       Post-Effective Amendment No. 24

                                EXHIBIT INDEX

     Exhibit No.     Description
     -----------     -----------

     23 (j)          Independent Auditors Consent